FIDELITY SELECT PRECIOUS METALS AND MINERALS PORTFOLIO
A FUND OF
FIDELITY SELECT PORTFOLIOS(registered trademark)

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-8888

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Fidelity Select Precious Metals and Minerals
Portfolio:

 NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity Select Precious Metals and Minerals Portfolio (Precious Metals and Minerals Portfolio) will be held at an office of Fidelity Select Portfolios (the trust), 27 State Street, 10th Floor, Boston, Massachusetts 02109 on February 16, 2000, at 9:00 a.m. Eastern time. The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

(1) To approve an Agreement and Plan of Reorganization between Precious Metals and Minerals Portfolio and Fidelity Select Gold Portfolio (Gold Portfolio), another fund of the trust, providing for the transfer of all of the assets of Precious Metals and Minerals Portfolio to Gold Portfolio in exchange solely for shares of beneficial interest of Gold Portfolio and the assumption by Gold Portfolio of Precious Metals and Minerals Portfolio's liabilities, followed by the distribution of Gold Portfolio shares to shareholders of Precious Metals and Minerals Portfolio in liquidation of Precious Metals and Minerals Portfolio.

 The Board of Trustees has fixed the close of business on December 20, 1999 as the record date for the determination of the shareholders of Precious Metals and Minerals Portfolio entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,
ERIC D. ROITER, Secretary

December 20, 1999

YOUR VOTE IS IMPORTANT -
PLEASE RETURN YOUR PROXY CARD PROMPTLY.

SHAREHOLDERS ARE INVITED TO ATTEND THE MEETING IN PERSON. ANY SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IS URGED TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD, DATE AND SIGN IT, AND RETURN IT IN THE ENVELOPE PROVIDED, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID UNNECESSARY EXPENSE, WE ASK YOUR COOPERATION IN MAILING YOUR PROXY CARD PROMPTLY, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.

INSTRUCTIONS FOR EXECUTING PROXY CARD

 The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

 1. INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears in the registration on the proxy card.

 2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

 3. ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

       REGISTRATION                   VALID SIGNATURE

A. 1)  ABC Corp.                      John Smith, Treasurer

   2)  ABC Corp.                      John Smith, Treasurer
       c/o John Smith, Treasurer

B. 1)  ABC Corp. Profit Sharing Plan  Ann B. Collins, Trustee

   2)  ABC Trust                      Ann B. Collins, Trustee

   3)  Ann B. Collins, Trustee        Ann B. Collins, Trustee
       u/t/d 12/28/78

C. 1)  Anthony B. Craft, Cust.        Anthony B. Craft
       f/b/o Anthony B. Craft, Jr.
       UGMA


FIDELITY SELECT PRECIOUS METALS AND MINERALS PORTFOLIO
A FUND OF
FIDELITY SELECT PORTFOLIOS(registered trademark)

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-8888

PROXY STATEMENT AND PROSPECTUS

DECEMBER 20, 1999

 This Proxy Statement and Prospectus (Proxy Statement) is being furnished to shareholders of Fidelity Select Precious Metals and Minerals Portfolio (Precious Metals and Minerals Portfolio), a fund of Fidelity Select Portfolios (the trust), in connection with the solicitation of proxies by the trust's Board of Trustees for use at the Special Meeting of Shareholders of Precious Metals and Minerals Portfolio and at any adjournments thereof (the Meeting). The Meeting will be held on Wednesday, February 16, 2000, at 9:00 a.m. Eastern time at 27 State Street, 10th Floor, Boston, Massachusetts 02109, an office of the trust.

 As more fully described in the Proxy Statement, the purpose of the Meeting is to vote on a proposed reorganization (Reorganization). Pursuant to an Agreement and Plan of Reorganization (the Agreement), Precious Metals and Minerals Portfolio would transfer all of its assets to Fidelity Select Gold Portfolio (Gold Portfolio), another fund of the trust, in exchange solely for shares of beneficial interest of Gold Portfolio and the assumption by Gold Portfolio of Precious Metals and Minerals Portfolio's liabilities. The number of shares to be issued in the proposed Reorganization will be based upon the relative net asset values of the funds last determined on the day of the exchange. As provided in the Agreement, Precious Metals and Minerals Portfolio will distribute shares of Gold Portfolio to its shareholders in liquidation of Precious Metals and Minerals Portfolio on February 29, 2000, or such other date as the parties may agree (the Closing Date).

 Gold Portfolio, is an equity fund, a non-diversified fund of Fidelity Select Portfolios, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. Gold Portfolio's investment objective is to seek capital appreciation by investing primarily in common stocks and in certain precious metals.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

 This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Reorganization and Gold Portfolio that a shareholder should know before voting on the proposed Reorganization. The Statement of Additional Information dated December 20, 1999 relating to this Proxy Statement has been filed with the Securities and Exchange Commission (Commission) and is incorporated herein by reference. This Proxy Statement is accompanied by the
Prospectus dated April 29, 1999 and supplemented    December 13    ,
1999, which offers shares of Gold Portfolio and Precious Metals and Minerals Portfolio. The Statement of Additional Information for Gold Portfolio and Precious Metals and Minerals Portfolio dated April 29,
1999 and supplemented    November 1, 1999     is available upon
request. Attachment 1 contains excerpts from the Annual Report of Gold Portfolio dated February 28, 1999. The Prospectus and Statement of Additional Information for Gold Portfolio and Precious Metals and
Minerals Portfolio have been filed with the    Commission     and are
incorporated herein by reference. Copies of these documents may be obtained without charge by contacting the trust at Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-800-544-8888.

TABLE OF CONTENTS

Voting Information                                          1
Synopsis                                                    2
Comparison of Other Policies of The Funds                   6
Comparison of Principal Risk Factors                        7
The Proposed Transaction                                    8
Additional Information About Fidelity Select Gold Portfolio 11
Miscellaneous                                               12
Attachment 1. Excerpts from the Annual Report of Fidelity
Select Gold Portfolio Dated February 28, 1999               13
Exhibit 1. Form of Agreement and Plan of Reorganization
of Fidelity Select Precious Metals and Minerals Portfolio   15

PROXY STATEMENT AND PROSPECTUS

SPECIAL MEETING OF SHAREHOLDERS OF FIDELITY SELECT PRECIOUS METALS AND MINERALS PORTFOLIO A FUND OF FIDELITY SELECT PORTFOLIOS(registered trademark)

TO BE HELD ON FEBRUARY 16, 2000

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-8888

VOTING INFORMATION

 This Proxy Statement and Prospectus (Proxy Statement) is furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of Fidelity Select Portfolios (the trust) to be used at the Special Meeting of Shareholders of Fidelity Select Precious Metals and Minerals Portfolio (Precious Metals and Minerals Portfolio) and at any adjournments thereof (the Meeting), to be held on Wednesday, February 16, 2000, at 9:00 a.m. Eastern time at 27 State Street, 10th Floor, Boston, Massachusetts 02109, an office of the trust and Fidelity Management & Research Company (FMR), the fund's investment adviser.

 The purpose of the Meeting is set forth in the accompanying Notice. The solicitation is made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about December 20, 1999. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. and/or Management Information Services Corp. may be paid on a per-call basis to solicit shareholders on behalf of the fund at an anticipated
cost of approximately $   3,000    . The expenses in connection with
preparing this Proxy Statement and its enclosures and of all
solicitations will be paid by the fund   .     Expenses exceeding the
fund's voluntary expense cap will be paid by FMR. The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares.

 If the enclosed proxy card is executed and returned, it may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, or by attending the Meeting and voting in person.

 All proxy cards solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and which are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. Only proxies that are voted will be counted toward establishing a quorum. Broker non-votes are not considered voted for this purpose. Shareholders should note that while votes to ABSTAIN will count toward establishing a quorum, passage of any proposal being considered at the Meeting will occur only if a sufficient number of votes are cast FOR the proposal. Accordingly, votes to ABSTAIN and votes AGAINST will have the same effect in determining whether the proposal is approved.

 Precious Metals and Minerals Portfolio may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of the fund at an
anticipated cost of approximately $   4,000    . The expenses in
connection with telephone voting will be paid by the fund   .
Expenses exceeding the fund's voluntary expense cap will be paid by FMR. If the fund records votes by telephone, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies given by telephone may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

 If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve one or more of the proposed items are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted against the proposed adjournment with respect to that item. A shareholder vote may be taken on one or more of the items in this Proxy Statement or on any other business properly presented at the Meeting prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.

 On September 30, 1999, there were 16,789,285 and 15,859,749 shares issued and outstanding for Precious Metals and Minerals Portfolio and Fidelity Select Gold Portfolio (Gold Portfolio), respectively. Precious Metals and Minerals Portfolio shareholders of record at the close of business on December 20, 1999 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.

 As of September 30, 1999, the Trustees, Members of the Advisory
Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

 To the knowledge of the trust and Fidelity Select Portfolios, no shareholder owned of record or beneficially 5% or more of the outstanding shares of each fund on that date. If the Reorganization became effective on September 30, 1999, it is not anticipated that any shareholders will own of record or beneficially 5% or more of the outstanding shares of the combined fund.

VOTE REQUIRED: APPROVAL OF THE REORGANIZATION REQUIRES THE AFFIRMATIVE VOTE OF A "MAJORITY OF THE OUTSTANDING VOTING SECURITIES" OF PRECIOUS METALS AND MINERALS PORTFOLIO. UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE 1940 ACT), THE VOTE OF A "MAJORITY OF THE OUTSTANDING VOTING SECURITIES" MEANS THE AFFIRMATIVE VOTE OF THE LESSER OF (A) 67% OR MORE OF THE VOTING SECURITIES PRESENT AT THE MEETING OR REPRESENTED BY PROXY IF THE HOLDERS OF MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES ARE PRESENT OR REPRESENTED BY PROXY OR (B) MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES. BROKER NON-VOTES ARE NOT CONSIDERED "PRESENT" FOR THIS PURPOSE.

SYNOPSIS

 The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and in the Prospectus of Precious Metals and Minerals Portfolio and Gold Portfolio, which are incorporated herein by this reference. Shareholders should read the entire Proxy Statement and the Prospectus of Gold Portfolio carefully for more complete information.

 The proposed reorganization (the Reorganization) would merge Precious Metals and Minerals Portfolio into Gold Portfolio, an equity fund also managed by FMR. If the Reorganization is approved, Precious Metals and Minerals Portfolio will cease to exist and current shareholders of the fund will become shareholders of Gold Portfolio instead.

INVESTMENT OBJECTIVES AND POLICIES

 The following summarizes the investment objective and policy differences, if any, between Precious Metals and Minerals Portfolio and Gold Portfolio.

 Precious Metals and Minerals Portfolio and Gold Portfolio have similar investment objectives and policies. Each fund's investment objective is to seek capital appreciation by investing primarily in common stocks and in certain precious metals. Precious Metals and Minerals Portfolio invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals. Gold Portfolio invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

 The main difference between the funds is their policies of normally investing at least 80% of fund assets in a particular industry or group of industries. Precious Metals and Minerals Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and in precious metals. Gold Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins. Precious Metals and Minerals Portfolio's investment policy includes companies principally engaged in activities related to platinum, silver, diamonds and other non-gold precious metals and minerals, while Gold Portfolio's does not.

EXPENSE STRUCTURES

 The funds have identical expense structures.

 Each fund pays its management fee and other expenses separately. Each fund's management fee and other expenses, as a percentage of their respective average net assets, vary from year to year. Precious Metals and Minerals Portfolio's and Gold Portfolio's total operating expenses (the sum of their respective management fee and other expenses) were 1.75% and 1.54%, respectively, of each fund's average net assets for the 12 months ended August 31, 1999. If the Reorganization is approved, FMR has agreed to limit the combined fund's total operating expenses to the lower of the two funds' expense ratios for the 12 months ended August 31, 1999 (1.54% of its average net assets) through February 28, 2001 (excluding interest, taxes, securities lending
   costs    , brokerage commissions and extraordinary expenses). After that date, the combined fund's expenses could increase.

 The funds also have identical fee structures. Each fund has a maximum front-end sales charge of 3.00%. Each fund also has a redemption fee of $7.50 or 0.75%, depending on how long shareholders held their shares, which is deducted from the redemption amount when they sell their shares. For fund shares held 29 days or less, the redemption fee is equal to 0.75% of the redemption amount. For fund shares held 30 days or more, the redemption fee is equal to the lesser of $7.50 or 0.75% of the redemption amount. Shareholders of each fund may also pay a $7.50 fee for each exchange out of the funds, unless shareholders place their transaction through Fidelity's automated exchange services.

 In sum, the proposed merger would provide Precious Metals and Minerals Portfolio shareholders with the opportunity to participate in a larger fund with a similar investment objective, strategies, and expenses guaranteed to be lower than Precious Metals and Minerals
Portfolio's for a period of approximately one year.

 The Board of Trustees believes that the Reorganization would benefit Precious Metals and Minerals Portfolio shareholders and recommends that shareholders vote in favor of the Reorganization.

THE PROPOSED REORGANIZATION

 Shareholders of Precious Metals and Minerals Portfolio will be asked at the Meeting to vote upon and approve the Reorganization and the Agreement, which provide for the acquisition by Gold Portfolio of all of the assets of Precious Metals and Minerals Portfolio in exchange solely for shares of Gold Portfolio and the assumption by Gold Portfolio of the liabilities of Precious Metals and Minerals Portfolio. Precious Metals and Minerals Portfolio will then distribute the shares of Gold Portfolio to its respective shareholders, so that each shareholder will receive the number of full and fractional shares of Gold Portfolio equal in value to the aggregate net asset value of the shareholder's shares of Precious Metals and Minerals Portfolio as last determined on the Closing Date (defined below). The exchange of Precious Metals and Minerals Portfolio's assets for Gold Portfolio's shares will occur as of the close of business of the New York Stock Exchange (NYSE) on February 29, 2000, or such other time and date as the parties may agree (the Closing Date). Precious Metals and Minerals Portfolio will then be liquidated as soon as practicable thereafter. Approval of the Reorganization will be determined solely by approval of the shareholders of the fund.

 The funds have received an opinion of counsel that the Reorganization will not result in any gain or loss for Federal income tax purposes either to Precious Metals and Minerals Portfolio, or Gold Portfolio, or to the shareholders of any fund. The rights and privileges of the former shareholders of Precious Metals and Minerals Portfolio and the shareholders of Gold Portfolio will be effectively unchanged by the Reorganization.

COMPARATIVE FEE TABLES

 Each fund pays a management fee to FMR for managing its investments and business affairs which is calculated and paid to FMR every month.

 Each fund pays management fees and other expenses separately. Each fund's management fee is calculated by adding a monthly group fee rate
to an individual fund fee rate,    dividing by twelve,     and
multiplying the result by each fund's monthly average net assets. The group fee rate is based on the monthly average net assets of all mutual funds advised by FMR. In addition to the management fee payable by the funds, each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. For the 12 months ended August 31, 1999, Precious Metals and Minerals Portfolio's total management fee rate and total operating expense ratio were 0.59% and 1.75%, respectively, and Gold Portfolio's total management fee rate and total operating expense ratio were 0.59% and 1.54%, respectively. FMR has voluntarily agreed to limit the total operating expenses of each fund to 2.50% of their respective average net assets (excluding interest,
taxes, securities lending    costs    , brokerage commissions and
extraordinary expenses).

 If shareholders approve the Reorganization, the combined fund will retain Gold Portfolio's expense structure, requiring payment of a management fee and other operating expenses. FMR has agreed to limit the combined fund's expense ratio to 1.54% of its average net assets through February 28, 2001 (excluding interest, taxes, securities
lending    costs    , brokerage commissions and extraordinary
expenses). This expense limitation would lower Precious Metals and Minerals Portfolio's total operating expenses from 1.75% to 1.54% of its average net assets beginning on the first business day after the Closing Date of the Reorganization through February 28, 2001. After February 28, 2001, the combined fund's expenses could increase. If the proposed Reorganization is not approved, the fund will maintain its current fee structure. For more information about the funds' current fees, refer to their Prospectus.

 The following table shows the fees and expenses of Precious Metals and Minerals Portfolio and Gold Portfolio for the 12 months ended August 31, 1999, adjusted to reflect current fees, and pro forma fees for the combined fund based on the same time period after giving effect to the Reorganization, including the effect of FMR's guaranteed expense limitation to 1.54% of average net assets through February 28,
2001 (excluding interest, taxes, securities lending    costs    ,
brokerage commissions and extraordinary expenses).

ANNUAL FUND OPERATING EXPENSES

 Annual fund operating expenses are paid out of each fund's assets. Expenses are factored into each fund's share price and are not charged directly to shareholder accounts. The following figures are based on historical expenses, adjusted to reflect current fees, as of August 31, 1999, of each fund and are calculated as a percentage of average net assets of each fund.

                                 Precious Metals and Minerals  Gold Portfolio  Combined Fund
                                 Portfolio

Maximum sales charge (load)       3.00%                         3.00%           3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on            None                          None            None
reinvested distributions

Deferred sales charge (load)      None                          None            None
on redemptions

Redemption fee for the funds
(as a % of amount redeemed)
on shares held 29 days or less    0.75%                         0.75%           0.75%

on shares held 30 days or
more:

for redemption amounts
of up to $1,000                   0.75%                         0.75%           0.75%

for
redemption amounts of $1,000
or more                          $ 7.50                        $ 7.50          $ 7.50

Exchange feeB                    $ 7.50                        $ 7.50          $ 7.50

Annual account maintenance       $ 12.00                       $ 12.00         $ 12.00
fee (for accounts under
$2,500)


A Lower sales charges may be available for accounts over $250,000.

B Shareholders will not pay an exchange fee if they exchange through any of Fidelity's automated exchange services.

                          Precious Metals and Minerals  Gold Portfolio  Pro Forma
                          Portfolio                                     ExpensesA -
                                                                        Combined Fund

Management Fee             0.59%                         0.59%           0.59%

12b-1 Fee                  None                          None            None

Other Expenses             1.16%                         0.95%           1.02%

TOTAL OPERATING EXPENSES   1.75%B,C                      1.54%B,C        1.61%B


A FMR has agreed to limit the total operating expenses of the combined fund to 1.54% of its average net assets (excluding interest, taxes,
securities lending    costs    , brokerage commissions, and
extraordinary expenses) through February 28, 2001 if the Reorganization is approved. After giving effect to this expense limitation, the combined fund's management fee, other expenses and total operating expenses would be 0.52%, 1.02% and 1.54%, respectively.

B Each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been: 1.69% for Precious Metals and Minerals Portfolio; 1.47% for Gold Portfolio; and 1.47% for the combined fund, giving effect to FMR's expense limitation.

C FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, securities
lending    costs    , brokerage commissions, and extraordinary
expenses) as a percentage of their respective average net assets, exceed 2.50%.

EXAMPLES OF EFFECT OF FUND EXPENSES

 This example assumes that you invest $10,000 in the funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          Precious Metals and Minerals  Gold Portfolio  Combined Fund (Pro Forma)
          Portfolio

1 year    $ 480                         $ 459           $ 466

3 years   $ 842                         $ 779           $ 800

5 years   $ 1,228                       $ 1,122         $ 1,157

10 years  $ 2,308                       $ 2,087         $ 2,161


 Fees include the effect of each fund's 3.00% maximum front-end sales charge and $7.50 redemption fee.
 You would pay the following expenses if you did not redeem your shares:

          Precious Metals and Minerals  Gold Portfolio  Combined Fund (Pro Forma)
          Portfolio

1 year    $ 473                         $ 452           $ 459

3 years   $ 835                         $ 772           $ 793

5 years   $ 1,220                       $ 1,114         $ 1,150

10 years  $ 2,301                       $ 2,079         $ 2,154


 These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

FORMS OF ORGANIZATION

 Precious Metals and Minerals Portfolio and Gold Portfolio are non-diversified funds of Fidelity Select Portfolios, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, organized under the same Declaration of Trust, the rights of the security holders of Precious Metals and Minerals Portfolio under state law and the governing documents are expected to remain unchanged after the Reorganization. For more information regarding shareholder rights, refer to the section of the funds' Statement of Additional Information called "Description of the Trust."

INVESTMENT OBJECTIVES AND POLICIES

 Precious Metals and Minerals Portfolio and Gold Portfolio have similar investment objectives. Each fund seeks capital appreciation by investing primarily in common stocks and in certain precious metals.

 Precious Metals and Minerals Portfolio and Gold Portfolio have substantially similar investment strategies. Precious Metals and Minerals Portfolio invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals. Gold Portfolio invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

 The main difference between the funds is their non-fundamental policies of normally investing at least 80% of fund assets in a particular industry or group of industries. Precious Metals and Minerals Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and in precious metals. Gold Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins. Precious Metals and Minerals Portfolio's non-fundamental 80% investment policy, therefore, includes companies principally engaged in activities related to platinum, silver, diamonds and other non-gold precious metals and minerals, while Gold Portfolio's does not.

 The investment objective of each fund is fundamental and may not be changed without the approval of a vote of at least a majority of the outstanding voting securities of the fund. There can be no assurance that any fund will achieve its objective. With the exception of fundamental policies, investment policies of the funds can be changed without shareholder approval. The differences between the funds discussed above, except as noted, could be changed without a vote of shareholders.

PERFORMANCE COMPARISONS OF THE FUNDS

 The following table compares the funds' annual total returns for the periods indicated. Please note that total returns are based on past results and are not an indication of future performance.

ANNUAL TOTAL RETURNS*
(periods ended December 31)


                              1994       1995      1996     1997       1998      1999**

Gold Portfolio                 (15.46%)   11.20%    19.92%   (39.39%)   (8.64%)   (5.50%)

Precious Metals and Minerals   (1.14%)    (3.34%)   5.42%    (44.89%)   0.10%     (6.28%)
Portfolio



* Returns do not include the effect of each fund's 3.00% maximum
front-end sales charge or $7.50    redemption     fee.

** Through August 31, 1999.

 The following table compares Precious Metals and Minerals Portfolio's individual cumulative returns to Gold Portfolio's for the periods indicated. Please note that total returns are based on past results and are not an indication of future performance.

CUMULATIVE TOTAL RETURNS*
(periods ended August 31, 1999)

                              1 Year   3 Years    5 Years

Gold Portfolio                 45.98%   (52.55)%   (36.12)%

Precious Metals and Minerals   47.22%   (54.07)%   (49.48)%
Portfolio

* Returns do not include the effect of each fund's 3.00% maximum
front-end sales charge or $7.50    redemption     fee.

 The tables above show that the funds have experienced generally comparable performance over the time periods shown, with Gold
Portfolio slightly outperforming Precious Metals and Minerals
Portfolio.

 The following graph shows the value of a hypothetical $10,000 investment in each fund made on August 31, 1994 assuming all distributions are reinvested. The graph compares the cumulative returns of the funds on a monthly basis from August 31, 1994 to August 31, 1999, and illustrates the relative volatility of their performance over shorter periods of time.

SELECT PRECIOUS METALS & MINERALS PORTFOLIO   SELECT GOLD PORTFOLIO

             Gold                        Precious Metals&Minerals
             00141                       00061
  1994/08/31      10000.00                    10000.00
  1994/09/30      10873.56                    10765.52
  1994/10/31      10087.36                    10347.97
  1994/11/30       8891.95                     9239.83
  1994/12/31       9154.02                     9588.61
  1995/01/31       8197.70                     7918.20
  1995/02/28       8478.16                     8281.57
  1995/03/31       9779.31                     9122.20
  1995/04/30       9742.53                     9198.12
  1995/05/31       9944.83                     9084.23
  1995/06/30      10082.76                     9192.70
  1995/07/31      10354.02                     9572.34
  1995/08/31      10377.01                     9702.50
  1995/09/30      10372.41                     9729.62
  1995/10/31       9121.84                     8514.77
  1995/11/30       9967.82                     9111.35
  1995/12/31      10179.31                     9268.42
  1996/01/31      11986.21                    11211.36
  1996/02/29      12464.37                    11407.29
  1996/03/31      12763.22                    11341.98
  1996/04/30      13066.67                    11598.76
  1996/05/31      14491.95                    12269.81
  1996/06/30      12445.98                    10562.19
  1996/07/31      12216.09                    10431.25
  1996/08/31      13462.07                    10998.64
  1996/09/30      13213.79                    10540.36
  1996/10/31      12850.57                    10453.07
  1996/11/30      12298.85                     9929.33
  1996/12/31      12207.07                     9771.11
  1997/01/31      11686.73                     9351.03
  1997/02/28      13224.33                    10693.12
  1997/03/31      11124.19                     9105.52
  1997/04/30      10452.18                     8499.94
  1997/05/31      11051.86                     8641.79
  1997/06/30      10105.26                     7747.06
  1997/07/31       9946.67                     7441.54
  1997/08/31      10040.83                     7479.73
  1997/09/30      10898.22                     7828.89
  1997/10/31       9228.05                     6514.08
  1997/11/30       7052.37                     5030.13
  1997/12/31       7399.29                     5384.75
  1998/01/31       7810.64                     5930.32
  1998/02/28       7518.24                     5608.43
  1998/03/31       8008.88                     5984.88
  1998/04/30       8474.74                     6563.18
  1998/05/31       7280.35                     5559.33
  1998/06/30       6393.23                     4735.53
  1998/07/31       5922.41                     4620.96
  1998/08/31       4376.14                     3431.62
  1998/09/30       6779.79                     5215.63
  1998/10/31       6576.60                     5215.63
  1998/11/30       6437.83                     5095.60
  1998/12/31       6759.97                     5390.21
  1999/01/31       6571.64                     5226.54
  1999/02/28       6338.71                     4997.40
  1999/03/31       6348.62                     5008.31
  1999/04/30       7339.82                     5723.00
  1999/05/31       6209.85                     4806.45
  1999/06/30       6507.21                     4981.03
  1999/07/31       6120.65                     4839.18
  1999/08/31       6388.27                     5051.95
IMATRL PRASUN   SHR__CHT 19990831 19991116 094649 R00000000000123

Fidelity Select Gold Portfolio
Fidelity Select Precious Metals and Minerals Portfolio
$6,388
$5,052
$

* Returns do not include the effect of each fund's 3.00% maximum
front-end sales charge or $7.50    redemption     fee.

COMPARISON OF OTHER POLICIES OF THE FUNDS

 DIVERSIFICATION. Each fund is a non-diversified fund. In order to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), the Code generally requires each fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of each fund's total assets are invested in securities of any one issuer. However, the Code allows unlimited investments in cash, cash items, government securities and securities of other investment companies.

 BORROWING. Each fund may borrow money from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. As a matter of fundamental policy, each fund may borrow money for temporary or emergency purposes, but not in an amount exceeding 33-1/3% of its total assets.

 LENDING. Each fund does not currently intend to lend assets, other than securities, to other parties, except by lending money (up to 15% of the fund's net assets) to other funds or portfolios advised by FMR or an affiliate, or by acquiring loans, loan participations, or other forms of direct debt instruments. As a matter of fundamental policy, each fund may not lend more than 33-1/3% of its total assets to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

 TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to the fund's investment strategy. Each fund also reserves the right to invest without limitation in investment-grade debt securities for temporary defensive purposes.

 For more information about the risks and restrictions associated with these policies, see the funds' Prospectus, and for a more detailed discussion of the funds' investments, see their Statement of Additional Information, which is incorporated herein by reference.

OPERATIONS OF GOLD PORTFOLIO FOLLOWING THE REORGANIZATION

 FMR does not expect Gold Portfolio to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to the fund's management or to agents that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other agents will continue to serve Gold Portfolio in their current capacities. Gold
Portfolio and Precious Metals and Minerals Portfolio    have the same
portfolio manager.

 All of the current investments of Precious Metals and Minerals Portfolio are permissible investments for Gold Portfolio. Nevertheless, FMR may sell securities held by Precious Metals and Minerals Portfolio and Gold Portfolio between the time of shareholder approval and the Closing Date. Transaction costs associated with such adjustments that occur between shareholder approval and the Closing Date will be borne by the fund that incurred them. Transaction costs associated with such adjustments that occur after the Closing Date will be borne by Gold Portfolio.

PURCHASES AND REDEMPTIONS

 The purchase and redemption policies for each fund are identical.

 The price to buy one share of each fund is each fund's net asset value per share (NAV). Each fund's shares are sold with a maximum 3.00% sales charge. Your shares are purchased at the next NAV
calculated after your investment is received    in proper form    .
Each fund's NAV is normally calculated each hour, from 10:00 a.m. to the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Refer to the funds' Prospectus for more information regarding how to buy shares.

 The price to sell one share of each fund is the fund's NAV, minus the applicable redemption fee. Your shares will be sold at the next NAV calculated after your order is received and accepted, minus the applicable redemption fee. Each fund's NAV is normally calculated each hour, from 10:00 a.m. to the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund deducts a redemption fee based on the length of time shares are held prior to redemption. For shares held 29 days or less, the redemption fee is equal to 0.75% of the redemption amount. For shares held 30 days or more, the redemption fee is equal to the lesser of $7.50 or 0.75% of the redemption amount. Refer to the funds' Prospectus for more information regarding how to sell shares. The redemption fee will not apply to transactions contemplated by the proposed Reorganization.

 For each fund, the minimum initial investment amount is $2,500, the minimum additional investment amount is $250, and the minimum account balance is $2,000. The minimum investment and balance requirements for shareholders of Precious Metals and Minerals Portfolio will remain unchanged by the fund's Reorganization.

 On December 20, 1999, Precious Metals and Minerals Portfolio closed to all new investments pending the Reorganization. Precious Metals and Minerals Portfolio shareholders as of that date will no longer be able to purchase shares of the fund except through the reinvestment of dividends and other distributions. Shareholders of Precious Metals and Minerals Portfolio may redeem shares through the Closing Date of the fund's Reorganization. The holding period of the shares of Gold Portfolio issued in the Reorganization will include the period during which the shares of Precious Metals and Minerals Portfolio surrendered were held. If the Reorganization is approved, the purchase and redemption policies of the combined fund will remain unchanged.

EXCHANGES

 The exchange privilege currently offered by each fund is the same and is not expected to change after the Reorganization. Shareholders of the funds may exchange their shares of a fund for shares of any other Fidelity fund available in a shareholder's state. An exchange fee of $7.50 will be waived if shareholders exchange through any of Fidelity's automated exchange services. The exchange fee will not apply to transactions contemplated by the proposed Reorganization.

DIVIDENDS AND OTHER DISTRIBUTIONS

 Each fund distributes substantially all of its net investment income and capital gains to shareholders each year. Each fund normally distributes dividends and capital gains in April and December. On or before the Closing Date, Precious Metals and Minerals Portfolio may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

 Each fund has received an opinion of its counsel, Kirkpatrick & Lockhart LLP, that the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Code. Accordingly, no gain or loss will be recognized to the funds or their shareholders as a result of the Reorganization. Please see the section entitled "Federal Income Tax Considerations" for more information.

 As of September 30, 1999, Precious Metals and Minerals Portfolio and Gold Portfolio had net unrealized gains of approximately $14,526,843 and $9,208,226, respectively. During the period between shareholder approval and the Closing Date, FMR may sell certain securities to make portfolio adjustments in connection with the Reorganization. Selling these securities may result in realization of capital gains by the selling fund; however, these gains may be offset by each fund's existing capital loss carryforwards.

 As of February 28, 1999, Precious Metals and Minerals Portfolio and Gold Portfolio have capital loss carryforwards for federal income tax purposes of approximately $78 million and $53 million, respectively. Under current federal tax law, Gold Portfolio may be limited to using only a portion, if any, of its capital loss carryforward or the capital loss carryforwards transferred by Precious Metals and Minerals Portfolio at the time of the Reorganization (capital loss carryforwards). There is no assurance that Gold Portfolio will be able to realize sufficient capital gains to use the capital loss carryforwards before they expire. The capital loss carryforward attributable to Precious Metals and Minerals Portfolio will expire between February 28, 2001 and February 28, 2007.

COMPARISON OF PRINCIPAL RISK FACTORS

 Because each fund invests primarily in common stocks and in certain precious metals, the funds have substantially similar levels of investment risk. Because FMR concentrates each fund's investments in a particular industry or group of industries, each fund's performance is expected to be closely tied to economic and market conditions within that industry or group of industries and to be more volatile than the performance of less concentrated funds. The precious metals and minerals industry and gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals mining securities can be subject to substantial fluctuations over short periods of time. Because much of the world's gold reserves are located in South Africa, the social and economic conditions there and in neighboring countries can affect gold and gold-related companies located in South Africa and worldwide.

 As non-diversified funds, each fund has the ability to invest a significant percentage of its assets in the securities of a single issuer. Thus, changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer have the potential to have a greater impact on non-diversified funds such as Precious Metals and Minerals Portfolio and Gold Portfolio than such changes might have on more diversified funds.

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PRECIOUS METALS AND MINERALS PORTFOLIO AND GOLD PORTFOLIO.

REORGANIZATION PLAN

 The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached at Exhibit 1 to this Proxy Statement.

 The Agreement contemplates (a) Gold Portfolio acquiring as of the Closing Date all of the assets of Precious Metals and Minerals Portfolio in exchange solely for shares of Gold Portfolio and the assumption by Gold Portfolio of Precious Metals and Minerals Portfolio's liabilities; and (b) the distribution of shares of Gold Portfolio to the shareholders of Precious Metals and Minerals Portfolio as provided for in the Agreement.

 The assets of Precious Metals and Minerals Portfolio to be acquired by Gold Portfolio include all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Precious Metals and Minerals Portfolio, and any deferred or prepaid expenses shown as an asset on the books of Precious Metals and Minerals Portfolio on the Closing Date. Gold Portfolio will assume from Precious Metals and Minerals Portfolio all liabilities, debts, obligations, and duties of Precious Metals and Minerals Portfolio of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in the Agreement; provided, however, that Precious Metals and Minerals Portfolio will use its best efforts, to the extent practicable, to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business. Gold Portfolio also will deliver to Precious Metals and Minerals Portfolio the number of full and fractional shares of Gold Portfolio having an aggregate net asset value (as last determined on the Closing Date) equal to the value of the assets of Precious Metals and Minerals Portfolio less the liabilities of Precious Metals and Minerals Portfolio as of the Closing Date. Precious Metals and Minerals Portfolio shall then distribute the Gold Portfolio shares PRO RATA to its shareholders.

 The value of Precious Metals and Minerals Portfolio's assets to be acquired by Gold Portfolio and the amount of its liabilities to be assumed by Gold Portfolio will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Precious Metals and Minerals Portfolio's then-current Prospectus and Statement of Additional Information. The net asset value of a share of Gold Portfolio will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

 As of the Closing Date, Precious Metals and Minerals Portfolio will distribute to its shareholders of record the shares of Gold Portfolio it received, so that each Precious Metals and Minerals Portfolio shareholder will receive the number of full and fractional shares of Gold Portfolio equal in value to the aggregate net asset value of shares of Precious Metals and Minerals Portfolio held by such shareholder as last determined on the Closing Date; Precious Metals and Minerals Portfolio will be liquidated as soon as practicable thereafter. Such distribution will be accomplished by opening accounts on the books of Gold Portfolio in the names of the Precious Metals and Minerals Portfolio shareholders and by transferring thereto shares of Gold Portfolio. Each Precious Metals and Minerals Portfolio shareholder's account shall be credited with the respective PRO RATA number of full and fractional shares (rounded to the third decimal place) of Gold Portfolio due that shareholder. Gold Portfolio shall not issue certificates representing its shares in connection with such exchange.

 Accordingly, immediately after the Reorganization, each former
Precious Metals and Minerals Portfolio shareholder will own shares of Gold Portfolio equal to the aggregate net asset value of that shareholder's shares of Precious Metals and Minerals Portfolio immediately prior to the Reorganization. The net asset value per share of Gold Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder interest.

 Any transfer taxes payable upon issuance of shares of Gold Portfolio in a name other than that of the registered holder of the shares on the books of Precious Metals and Minerals Portfolio as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Precious Metals and Minerals Portfolio is and will continue to be its responsibility up to and including the Closing Date and such later date on which Precious Metals and Minerals Portfolio is liquidated.

 Pursuant to its management contract with FMR, Precious Metals and Minerals Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary
solicitation   .     Expenses exceeding the fund's expense cap will be
paid by FMR. In addition, there may be some transaction costs associated with portfolio adjustments to Precious Metals and Minerals Portfolio and Gold Portfolio due to the Reorganization prior to the Closing Date which will be borne by Precious Metals and Minerals Portfolio and Gold Portfolio, respectively. Any transaction costs associated with portfolio adjustments to Precious Metals and Minerals Portfolio and Gold Portfolio due to the Reorganization which occur after the Closing Date and any additional merger-related costs attributable to Gold Portfolio which occur after the Closing Date will be borne by Gold Portfolio. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments. See the section entitled "Reasons for the Reorganization."

 The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the shareholders' interests may be made subsequent to the Meeting.

REASONS FOR THE REORGANIZATION

 The Board of Trustees (the Board) of the funds ha   s     determined
that the Reorganization is in the best interests of the shareholders of both funds and that the Reorganization will not result in a dilution of the interests of shareholders of either fund.

 In considering the Reorganization, the Board considered a number of factors, including the following:

 (1) the compatibility of the funds' investment objectives and policies;

 (2) the historical performance of the funds;

 (3) the relative expense ratios of the funds;

 (4) the costs to be incurred by each fund as a result of the Reorganization;

 (5) the tax consequences of the Reorganization;

 (6) the relative size of the funds;

 (7) the consolidation of similar funds;

 (8) the impact of changes to the Select Portfolios' offerings on the funds and their shareholders; and

 (9) the benefit to FMR and to the shareholders of the funds.

 FMR recommended the Reorganization to the Board at a meeting of the Board on July 15, 1999. In recommending the Reorganization, FMR advised the Board that the funds have similar investment objectives, policies, and investment portfolios. FMR advised the Board that the principal difference in their investment policies is that Precious Metals and Minerals Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and in precious metals.

 The Board considered that the proposed merger would provide shareholders of Precious Metals and Minerals Portfolio with a fund that has slightly stronger historical performance on a year-to-year and cumulative basis.

 In addition, the Board also considered that if the Reorganization is approved, FMR would limit the combined fund's total operating expenses to the lower of the two funds' expense ratios for the 12 months ended August 31, 1999 (1.54% of its average net assets) through February 28,
2001 (excluding interest, taxes, securities lending    costs    ,
brokerage commissions, and extraordinary expenses). This expense limitation would reduce the total operating expenses of Precious Metals and Minerals Portfolio from 1.75% to 1.54% of its average net assets.

 Finally, the Board considered the proposed Reorganization in the context of the general goals of simplifying the Select Portfolios' offerings by consolidating similar funds and of allowing FMR to concentrate its investment expertise on one fund without sacrificing the Select Portfolios' coverage of major industry sectors. While the consolidation of similar funds potentially would benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

 The trust, Fidelity Select Portfolios, is registered with the Commission as an open-end management investment company. The trust's Trustees are authorized to issue an unlimited number of shares of beneficial interest of separate series. Gold Portfolio is one of 40 funds of the trust. Each share of Gold Portfolio represents an equal proportionate interest with each other share of the fund, and each such share of Gold Portfolio is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of the fund is entitled to one vote for each dollar value of net asset value of the fund that shareholder owns. Shares of Gold Portfolio have no preemptive or conversion rights. The voting and dividend rights, the right of redemption, and the privilege of exchange are described in the fund's Prospectus. Shares are fully paid and nonassessable, except as set forth in the fund's Statement of Additional Information under the heading "Shareholder and Trustee Liability."

 The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

FEDERAL INCOME TAX CONSIDERATIONS

 The exchange of Precious Metals and Minerals Portfolio's assets for Gold Portfolio's shares and the assumption of the liabilities of Precious Metals and Minerals Portfolio by Gold Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds have received an opinion from Kirkpatrick & Lockhart LLP, counsel to Precious Metals and Minerals Portfolio and Gold Portfolio, substantially to the effect that:

 (i) The acquisition by Gold Portfolio of all of the assets of Precious Metals and Minerals Portfolio solely in exchange for Gold Portfolio shares and the assumption by Gold Portfolio of Precious Metals and Minerals Portfolio's liabilities, followed by the distribution by Precious Metals and Minerals Portfolio of Gold Portfolio shares to the shareholders of Precious Metals and Minerals Portfolio pursuant to the liquidation of Precious Metals and Minerals Portfolio and constructively in exchange for their Precious Metals and Minerals Portfolio shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and Precious Metals and Minerals Portfolio and Gold Portfolio will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;

 (ii) No gain or loss will be recognized by Precious Metals and Minerals Portfolio upon the transfer of all of its assets to Gold Portfolio in exchange solely for Gold Portfolio shares and Gold Portfolio's assumption of Precious Metals and Minerals Portfolio's liabilities, followed by Precious Metals and Minerals Portfolio's subsequent distribution of those shares to shareholders in liquidation of Precious Metals and Minerals Portfolio;

 (iii) No gain or loss will be recognized by Gold Portfolio upon the receipt of the assets of Precious Metals and Minerals Portfolio in exchange solely for Gold Portfolio shares and its assumption of Precious Metals and Minerals Portfolio's liabilities;

 (iv) The shareholders of Precious Metals and Minerals Portfolio will recognize no gain or loss upon the exchange of their Precious Metals and Minerals Portfolio shares solely for Gold Portfolio shares;

 (v) The basis of Precious Metals and Minerals Portfolio's assets in the hands of Gold Portfolio will be the same as the basis of those assets in the hands of Precious Metals and Minerals Portfolio immediately prior to the Reorganization, and the holding period of those assets in the hands of Gold Portfolio will include the holding period of those assets in the hands of Precious Metals and Minerals Portfolio;

 (vi) The basis of Precious Metals and Minerals Portfolio shareholders in Gold Portfolio shares will be the same as their basis in Precious Metals and Minerals Portfolio shares to be surrendered in exchange therefor; and

 (vii) The holding period of the Gold Portfolio shares to be received by the Precious Metals and Minerals Portfolio shareholders will include the period during which the Precious Metals and Minerals Portfolio shares to be surrendered in exchange therefor were held, provided such Precious Metals and Minerals Portfolio shares were held as capital assets by those shareholders on the date of the Reorganization.

 Shareholders of Precious Metals and Minerals Portfolio should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

 The following table shows the capitalization of the funds as of August 31, 1999 and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.


                              Net Assets     NAV Per Share  Shares Outstanding

Precious Metals and Minerals  $ 131,012,865  $ 9.26          14,141,664
Portfolio

Gold Portfolio                $ 177,226,949  $ 12.89         13,752,983

Pro Forma Combined Fund       $ 308,239,814  $ 12.89         23,916,898



CONCLUSION
 The Agreement and the transactions provided for therein were approved by the Board at a meeting held on July 15, 1999. The Board of Trustees of Fidelity Select Portfolios determined that the proposed Reorganization is in the best interests of shareholders of each fund and that the interests of existing shareholders of Precious Metals and Minerals Portfolio and Gold Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization is not consummated, Precious Metals and Minerals Portfolio will continue to engage in business as a fund of a registered investment company and the Board of Fidelity Select Portfolios will consider other proposals for the reorganization or liquidation of the fund.

ADDITIONAL INFORMATION ABOUT    FIDELITY SELECT     GOLD PORTFOLIO

 Gold Portfolio's Prospectus, dated April 29, 1999 and supplemented on
   December 13    , 1999, is enclosed with this Proxy Statement and is
incorporated herein by reference. The Prospectus contains additional information about the fund including its investment objective and policies, investment adviser, advisory fees and expenses, organization, and procedures for purchasing and redeeming shares. This Proxy Statement also contains Gold Portfolio's financial highlights for the five fiscal years ended February 28, 1999, which have been updated to include the semiannual unaudited data for the six months ended August 31, 1999, as shown below:

FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS

                                 SIX MONTHS ENDED AUGUST 31,  YEARS ENDED FEBRUARY 28,
                                 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                  1999                      1998       1997       1996 F

Net asset value, beginning of    $ 12.79                      $ 15.17                   $ 28.21    $ 27.11    $ 18.44
period

Income from Investment
Operations

Net investment income (loss) D    .07 H                        (.08)                     (.13)      (.16)      (.06)

Net realized and unrealized       (.01) G                      (2.43)                    (11.78)    1.60       8.62
gain (loss)

Total from investment             .06                          (2.51)                    (11.91)    1.44       8.56
operations

Less Distributions

From net realized gain            -                            -                         (1.29)     (.50)      -

Redemption fees added to paid     .04                          .13                       .16        .16        .11
in capital

Net asset value, end of period   $ 12.89                      $ 12.79                   $ 15.17    $ 28.21    $ 27.11

TOTAL RETURN B, C                 0.78%                        (15.69)%                  (43.15)%   6.10%      47.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 177,227                    $ 179,619                 $ 219,668  $ 428,103  $ 451,493
(000 omitted)

Ratio of expenses to average      1.52% A                      1.57%                     1.55%      1.44%      1.39%
net assets

Ratio of expenses to average      1.42% A, E                   1.54% E                   1.48% E    1.42% E    1.39%
net assets after  expense
reductions

Ratio of net investment           1.04% A                      (.59)%                    (.67)%     (.59)%     (.27)%
income (loss) to average
net assets

Portfolio turnover rate           62% A                        59%                       89%        63%        56%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD. E FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE FUND'S EXPENSES. F FOR
THE YEAR ENDED FEBRUARY 29 G
THE AMOUNT SHOWN FOR A SHARE
OUTSTANDING DOES NOT
CORRESPOND WITH THE
AGGREGATE NET GAIN ON
INVESTMENTS FOR THE PERIOD
DUE TO THE TIMING OF SALES
AND REPURCHASES OF FUND
SHARES   IN RELATION TO
FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.
H NET INVESTMENT INCOME PER
SHARE REFLECTS A SPECIAL
DIVIDEND FROM GOLD FIELDS
LTD. WHICH AMOUNTED TO $.06
PER SHARE.






SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 22.66
period

Income from Investment
Operations

Net investment income (loss) D    (.05)

Net realized and unrealized       (4.25)
gain (loss)

Total from investment             (4.30)
operations

Less Distributions

From net realized gain            -

Redemption fees added to paid     .08
in capital

Net asset value, end of period   $ 18.44

TOTAL RETURN B, C                 (18.62)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 278,197
(000 omitted)

Ratio of expenses to average      1.41%
net assets

Ratio of expenses to average      1.41%
net assets after  expense
reductions

Ratio of net investment           (.22)%
income (loss) to average
net assets

Portfolio turnover rate           34%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD. E FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE FUND'S EXPENSES. F FOR
THE YEAR ENDED FEBRUARY 29 G
THE AMOUNT SHOWN FOR A SHARE
OUTSTANDING DOES NOT
CORRESPOND WITH THE
AGGREGATE NET GAIN ON
INVESTMENTS FOR THE PERIOD
DUE TO THE TIMING OF SALES
AND REPURCHASES OF FUND
SHARES   IN RELATION TO
FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.
H NET INVESTMENT INCOME PER
SHARE REFLECTS A SPECIAL
DIVIDEND FROM GOLD FIELDS
LTD. WHICH AMOUNTED TO $.06
PER SHARE.


MISCELLANEOUS

 LEGAL MATTERS. Certain legal matters in connection with the issuance of Gold Portfolio shares have been passed upon by Kirkpatrick &
Lockhart LLP, counsel to the trust.

 EXPERTS. The audited financial statements of Precious Metals and Minerals Portfolio and Gold Portfolio incorporated by reference into the Statement of Additional Information, have been examined by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon are included in the Annual Report to Shareholders for the fiscal year ended February 28, 1999. Unaudited financial statements for Precious Metals and Minerals Portfolio and Gold Portfolio for the six-month period ended August 31, 1999 are also incorporated by reference into the Statement of Additional Information that relates to this Proxy Statement. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

 AVAILABLE INFORMATION. Fidelity Select Portfolios is subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports, proxy material, and other information with the Commission. Such reports, proxy material, and other information can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington D.C. 20549 and 7 World Trade Center, New York, NY 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates.

  NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Fidelity Select Portfolios, in care of Fidelity Service Company, Inc., P.O. Box 789, Boston, Massachusetts, 02102, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

ATTACHMENT 1

EXCERPTS FROM THE ANNUAL REPORT OF FIDELITY SELECT GOLD
PORTFOLIO DATED FEBRUARY 28, 1999

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

Select Gold                 -15.69%      -9.46%        -1.25%

Select Gold  (load adj.)    -18.29%      -10.03%       -1.56%

S&P 500                     19.74%       24.15%        18.78%

GS Natural Resources        -20.88%      n/a           n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Gold                        S&P 500
             00041                       SP001
  1989/02/28       9700.00                    10000.00
  1989/03/31       9358.89                    10233.00
  1989/04/30       8906.14                    10764.09
  1989/05/31       8583.63                    11200.04
  1989/06/30       9067.39                    11136.20
  1989/07/31       9160.42                    12141.80
  1989/08/31       9625.58                    12379.78
  1989/09/30       9681.39                    12329.02
  1989/10/31       9780.63                    12042.99
  1989/11/30      11027.24                    12288.66
  1989/12/31      10853.58                    12583.59
  1990/01/31      11331.14                    11739.23
  1990/02/28      11014.83                    11890.67
  1990/03/31      10586.89                    12205.77
  1990/04/30       9439.51                    11900.63
  1990/05/31      10270.59                    13060.94
  1990/06/30       9613.17                    12972.12
  1990/07/31      10282.99                    12930.61
  1990/08/31      10096.93                    11761.68
  1990/09/30      10090.73                    11188.89
  1990/10/31       8434.78                    11140.78
  1990/11/30       8329.35                    11860.47
  1990/12/31       8986.76                    12191.38
  1991/01/31       7740.15                    12722.92
  1991/02/28       8440.98                    13632.61
  1991/03/31       8409.97                    13962.52
  1991/04/30       8112.28                    13996.03
  1991/05/31       8391.37                    14600.66
  1991/06/30       8955.75                    13931.95
  1991/07/31       8856.52                    14581.18
  1991/08/31       8137.08                    14926.75
  1991/09/30       8000.64                    14677.48
  1991/10/31       8614.64                    14874.16
  1991/11/30       8596.04                    14274.73
  1991/12/31       8434.78                    15907.76
  1992/01/31       8639.45                    15611.87
  1992/02/29       8372.76                    15814.83
  1992/03/31       7802.17                    15506.44
  1992/04/30       7405.24                    15962.33
  1992/05/31       7932.42                    16040.54
  1992/06/30       8447.19                    15801.54
  1992/07/31       8980.56                    16447.82
  1992/08/31       8813.11                    16110.64
  1992/09/30       8763.49                    16300.75
  1992/10/31       8503.01                    16357.80
  1992/11/30       7783.57                    16915.60
  1992/12/31       8174.30                    17123.66
  1993/01/31       8019.25                    17267.50
  1993/02/28       8775.90                    17502.34
  1993/03/31       9762.02                    17871.64
  1993/04/30      10996.23                    17439.14
  1993/05/31      12218.03                    17906.51
  1993/06/30      12931.27                    17958.44
  1993/07/31      13960.81                    17886.61
  1993/08/31      13228.96                    18564.51
  1993/09/30      11827.30                    18421.56
  1993/10/31      13594.88                    18802.89
  1993/11/30      13607.29                    18624.26
  1993/12/31      14605.82                    18849.62
  1994/01/31      14612.02                    19490.50
  1994/02/28      14053.84                    18962.31
  1994/03/31      14394.95                    18135.55
  1994/04/30      13179.35                    18367.69
  1994/05/31      13749.94                    18668.92
  1994/06/30      13073.91                    18211.53
  1994/07/31      12881.65                    18808.87
  1994/08/31      13489.45                    19580.03
  1994/09/30      14667.84                    19100.32
  1994/10/31      13607.29                    19530.08
  1994/11/30      11994.76                    18818.79
  1994/12/31      12348.27                    19097.87
  1995/01/31      11058.25                    19593.08
  1995/02/28      11436.57                    20356.63
  1995/03/31      13191.75                    20957.35
  1995/04/30      13142.14                    21574.54
  1995/05/31      13415.03                    22436.88
  1995/06/30      13601.09                    22958.09
  1995/07/31      13967.01                    23719.38
  1995/08/31      13998.02                    23778.91
  1995/09/30      13991.82                    24782.38
  1995/10/31      12304.86                    24693.91
  1995/11/30      13446.04                    25777.97
  1995/12/31      13731.33                    26274.46
  1996/01/31      16168.73                    27168.84
  1996/02/29      16813.75                    27420.69
  1996/03/31      17216.88                    27684.75
  1996/04/30      17626.21                    28092.83
  1996/05/31      19548.85                    28817.34
  1996/06/30      16788.94                    28927.14
  1996/07/31      16478.84                    27649.13
  1996/08/31      18159.59                    28232.26
  1996/09/30      17824.68                    29821.17
  1996/10/31      17334.72                    30643.63
  1996/11/30      16590.47                    32959.99
  1996/12/31      16466.67                    32307.05
  1997/01/31      15764.75                    34325.59
  1997/02/28      17838.90                    34594.71
  1997/03/31      15005.92                    33173.21
  1997/04/30      14099.42                    35153.65
  1997/05/31      14908.35                    37293.80
  1997/06/30      13631.44                    38964.57
  1997/07/31      13417.51                    42064.98
  1997/08/31      13544.53                    39708.50
  1997/09/30      14701.10                    41883.33
  1997/10/31      12448.13                    40484.43
  1997/11/30       9513.26                    42358.45
  1997/12/31       9981.24                    43085.75
  1998/01/31      10536.12                    43562.28
  1998/02/28      10141.69                    46703.99
  1998/03/31      10803.54                    49095.70
  1998/04/30      11431.96                    49589.60
  1998/05/31       9820.79                    48737.16
  1998/06/30       8624.11                    50716.86
  1998/07/31       7989.00                    50176.72
  1998/08/31       5903.17                    42922.17
  1998/09/30       9145.57                    45671.77
  1998/10/31       8871.47                    49386.71
  1998/11/30       8684.28                    52380.04
  1998/12/31       9118.83                    55398.18
  1999/01/31       8864.78                    57714.93
  1999/02/26       8543.00                    55921.15
IMATRL PRASUN   SHR__CHT 19990228 19990307 162024 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Gold Portfolio on February 28, 1989, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 1999, the value of the investment would have been $8,543
- a 14.57% decrease on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,921 - a 459.21% increase.

An interview with George Domolky, Portfolio Manager of Fidelity Select Gold Portfolio.

Q. HOW DID THE FUND PERFORM, GEORGE?

A. The fund once again had a negative return but performed well relative to the more meaningful of its two benchmarks. For the 12 months that ended February 28, 1999, the fund had a total return of -15.69%, while the Goldman Sachs Natural Resources Index - an index of 96 stocks designed to measure the performance of companies in the natural resources sector - returned -20.88%. The Standard & Poor's 500 Index posted a return of 19.74% during the same period.

Q. WHY DID THE FUND OUTPERFORM THE GOLDMAN SACHS INDEX BUT LAG THE S&P
500?

A. As always, the price of gold played a major role in determining how the fund performed. Following a difficult period of steadily falling prices in 1997, gold stabilized in 1998 and ended the period essentially where it began, around $290 per ounce. On the other hand, the prices of some other commodities, such as copper and nickel, continued to fall during the period. The Goldman Sachs index contains the stocks of companies involved in the production of a wide variety of natural resources, including copper and nickel. The weakness of those commodities, together with the fund's favorable stock selection process, helped the fund's performance relative to the Goldman Sachs index. Although gold stabilized, it remained low by historical standards, and many mining companies found it difficult to do business profitably. Consequently, investors tended to favor stocks from other sectors over precious metals shares, as evidenced by the fund's poor showing against the S&P 500.

Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?

A. Reflecting the June 1, 1998, change in the fund's investment policies allowing it to invest in precious metals mining companies anywhere in the world, I pursued a strategy of broadening the fund's exposure to companies in Australia and, to a lesser extent, South Africa. Although foreign investments are commonly viewed as having greater risk than domestic ones, this strategy enabled the fund to purchase stocks that, in general, were more modestly valued and performed better than their peers in the United States and Canada. In addition, the fund maintained its overall emphasis on finding strong companies with healthy balance sheets and the ability to add meaningfully to production.

Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE?

A. Getchell Gold, the fund's largest holding for much of the period, was also the holding that made the most positive contribution to performance. The company received a takeover bid from competitor Placer Dome at a price considerably above Getchell's market price, which buoyed the stock. Stillwater Mining was another positive contributor. The company, which produces platinum and palladium, was helped by higher prices resulting from cutbacks in Russian exports of those metals. A third helpful holding was Buenaventura. The company is a major gold producer in Chile and co-owner, with Newmont Mining, of one of the lowest-cost mines in the world.

Q. WHAT STOCKS WERE DETRIMENTAL TO PERFORMANCE?

A. Greenstone Resources was the holding that hurt performance most. The stock performed poorly after the company reported disappointing production numbers. TVX Gold reacted poorly when the company encountered delays in starting production at some new mines in Greece. Pioneer Group suffered from poor gold mining results in Ghana. The fund did not hold these positions at the end of the period.

Q. WHAT'S YOUR OUTLOOK, GEORGE?

A. The Far East is traditionally a strong source of demand for gold jewelry, so a recovery in that region, particularly in Japan, would be favorable for the yellow metal. In addition, gold is traditionally viewed as a hedge against inflation, so any upturn in the inflation outlook - a real possibility with the U.S. economy growing faster than expected and economic forces in Asia beginning to recover - would help the outlook for gold. Another factor to consider is central bank sales, which helped to drive gold prices lower for the past several years. Now that the European Economic Community has officially launched its currency, the euro, it seems likely that, while central bank sales in Europe may continue on a smaller scale, they will no longer occur at levels that will depress the price of gold. Although these developments seem promising, the fund does not make bets on the price of gold, but rather attempts to invest in companies that can benefit regardless of the level of gold prices.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH FEBRUARY 28, 1999. THE MANAGER'S VIEWS ARE
SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS.

EXHIBIT 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

 THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of December 20, 1999, by and between Fidelity Select Precious Metals and Minerals Portfolio (Precious Metals and Minerals Portfolio) and Fidelity Select Gold Portfolio (Gold Portfolio), funds of Fidelity Select Portfolios (the trust). The trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with an office at 27 State Street, 10th Floor, Boston, Massachusetts 02109. Gold Portfolio and Precious Metals and Minerals Portfolio may be referred to herein collectively as the "Funds" or each individually as the "Fund."

 This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of Precious Metals and Minerals Portfolio to Gold Portfolio solely in exchange for shares of beneficial interest in Gold Portfolio (the Gold Portfolio Shares) and the assumption by Gold Portfolio of Precious Metals and Minerals Portfolio's liabilities; and (b) the constructive distribution of such shares by Precious Metals and Minerals Portfolio PRO RATA to its shareholders in complete liquidation and termination of Precious Metals and Minerals Portfolio in exchange for all of Precious Metals and Minerals Portfolio's outstanding shares. Precious Metals and Minerals Portfolio shall receive shares of Gold Portfolio having an aggregate net asset value equal to the value of the assets of Precious Metals and Minerals Portfolio as last determined on the Closing Date (as defined in Section 6), which Precious Metals and Minerals Portfolio shall then distribute PRO RATA to its shareholders. The foregoing transactions are referred to herein as the "Reorganization."

 In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1.  REPRESENTATIONS AND WARRANTIES OF PRECIOUS METALS AND MINERALS
PORTFOLIO.

 Precious Metals and Minerals Portfolio represents and warrants to and agrees with Gold Portfolio that:

 (a) Precious Metals and Minerals Portfolio is a series of Fidelity Select Portfolios, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

 (b) Fidelity Select Portfolios is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

 (c) The Prospectus and Statement of Additional Information of Precious Metals and Minerals Portfolio dated April 29, 1999, the
supplement to the Prospectus dated    Decmber 13    , 1999, and the
supplement to the Statement of Additional Information dated
   November 1    , 1999, previously furnished to Gold Portfolio, did
not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Precious Metals and Minerals Portfolio, threatened against Precious Metals and Minerals Portfolio which assert liability on the part of Precious Metals and Minerals Portfolio. Precious Metals and Minerals Portfolio knows of no facts which might form the basis for the institution of such proceedings;
 (e) Precious Metals and Minerals Portfolio is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Precious Metals and Minerals Portfolio, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Precious Metals and Minerals Portfolio is a party or by which Precious Metals and Minerals Portfolio is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which Precious Metals and Minerals Portfolio is a party or is bound;

 (f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Precious Metals and Minerals Portfolio at February 28, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and have been furnished to Gold Portfolio together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended August 31, 1999. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

 (g) Precious Metals and Minerals Portfolio has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 1999 and those incurred in the ordinary course of Precious Metals and Minerals Portfolio's business as an investment company since February 28, 1999;

 (h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Fidelity Select Portfolios on Form N-14 relating to the shares of Gold Portfolio issuable hereunder and the proxy statement of Precious Metals and Minerals Portfolio included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to Precious Metals and Minerals Portfolio (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to Precious Metals and Minerals Portfolio, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (i) All material contracts and commitments of Precious Metals and Minerals Portfolio (other than this Agreement) will be terminated without liability to Precious Metals and Minerals Portfolio prior to the Closing Date (other than those made in connection with redemptions of shares and the purchase and sale of portfolio securities made in the ordinary course of business);

 (j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Precious Metals and Minerals Portfolio of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto
Rico);

 (k) Precious Metals and Minerals Portfolio has filed or will file all federal and state tax returns which, to the knowledge of Precious Metals and Minerals Portfolio's officers, are required to be filed by Precious Metals and Minerals Portfolio and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Precious Metals and Minerals Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

 (l) Precious Metals and Minerals Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

 (m) All of the issued and outstanding shares of Precious Metals and Minerals Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of Precious Metals and Minerals Portfolio will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to Gold Portfolio in accordance with this Agreement;

 (n) As of both the Valuation Time (as defined in Section 4) and the Closing Date, Precious Metals and Minerals Portfolio will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of Precious Metals and Minerals Portfolio to be transferred to Gold Portfolio pursuant to this Agreement. As of the Closing Date, subject only to the delivery of Precious Metals and Minerals Portfolio's portfolio securities and any such other assets as contemplated by this Agreement, Gold Portfolio will acquire Precious Metals and Minerals Portfolio's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to Gold Portfolio) and without any restrictions upon the transfer thereof; and

 (o) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Precious Metals and Minerals
Portfolio, and this Agreement constitutes a valid and binding obligation of Precious Metals and Minerals Portfolio enforceable in accordance with its terms, subject to shareholder approval.

2. REPRESENTATIONS AND WARRANTIES OF GOLD PORTFOLIO.

 Gold Portfolio represents and warrants to and agrees with Precious Metals and Minerals Portfolio that:

 (a) Gold Portfolio is a series of Fidelity Select Portfolios, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

 (b) Fidelity Select Portfolios is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

 (c) The Prospectus and Statement of Additional Information of Gold Portfolio, dated April 29, 1999, the supplement to the Prospectus
dated    December 13    , 1999, and the supplement to the Statement of
Additional Information dated    November 1    , 1999, previously
furnished to Precious Metals and Minerals Portfolio did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Gold Portfolio, threatened against Gold Portfolio which assert liability on the part of Gold Portfolio. Gold Portfolio knows of no facts which might form the basis for the institution of such proceedings;

 (e) Gold Portfolio is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Gold Portfolio, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Gold Portfolio is a party or by which Gold Portfolio is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Gold Portfolio is a party or is bound;

 (f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Gold Portfolio at February 28, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and have been furnished to Precious Metals and Minerals Portfolio together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended August 31, 1999. Said Statements of Assets and Liabilities and Schedule of Investments fairly present its financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

 (g) Gold Portfolio has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 1999 and those incurred in the ordinary course of Gold Portfolio's business as an investment company since February 28, 1999;

 (h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Gold Portfolio of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

 (i) Gold Portfolio has filed or will file all federal and state tax returns which, to the knowledge of Gold Portfolio's officers, are required to be filed by Gold Portfolio and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Gold Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

 (j) Gold Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on February 29, 2000;

 (k) As of the Closing Date, the shares of beneficial interest of Gold Portfolio to be issued to Precious Metals and Minerals Portfolio will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Fund's Statement of Additional Information) by Gold Portfolio, and no shareholder of Gold Portfolio will have any preemptive right of subscription or purchase in respect thereof;

 (l) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Gold Portfolio, and this Agreement constitutes a valid and binding obligation of Gold Portfolio enforceable in accordance with its terms, subject to approval by the shareholders of Precious Metals and Minerals Portfolio;

 (m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Gold Portfolio, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to Gold Portfolio, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (n) The issuance of the Gold Portfolio Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

 (o) All of the issued and outstanding shares of beneficial interest of Gold Portfolio have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.

 (a) Subject to the requisite approval of the shareholders of Precious Metals and Minerals Portfolio and to the other terms and conditions contained herein, Precious Metals and Minerals Portfolio agrees to assign, sell, convey, transfer, and deliver to Gold Portfolio as of the Closing Date all of the assets of Precious Metals and Minerals Portfolio of every kind and nature existing on the Closing Date. Gold Portfolio agrees in exchange therefor: (i) to assume all of Precious Metals and Minerals Portfolio's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and
(ii) to issue and deliver to Precious Metals and Minerals Portfolio the number of full and fractional shares of Gold Portfolio having an aggregate net asset value equal to the value of the assets of Precious Metals and Minerals Portfolio transferred hereunder, less the value of the liabilities of Precious Metals and Minerals Portfolio, determined as provided for under Section 4.

 (b) The assets of Precious Metals and Minerals Portfolio to be acquired by Gold Portfolio shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Precious Metals and Minerals Portfolio, and any deferred or prepaid expenses shown as an asset on the books of Precious Metals and Minerals Portfolio on the Closing Date. Precious Metals and Minerals Portfolio will pay or cause to be paid to Gold Portfolio any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to Gold Portfolio hereunder, and Gold Portfolio will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

 (c) The liabilities of Precious Metals and Minerals Portfolio to be assumed by Gold Portfolio shall include (except as otherwise provided for herein) all of Precious Metals and Minerals Portfolio's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Precious Metals and Minerals Portfolio agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

 (d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, Precious Metals and Minerals Portfolio will constructively distribute PRO RATA to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Gold Portfolio Shares in exchange for such shareholders' shares of beneficial interest in Precious Metals and Minerals Portfolio and Precious Metals and Minerals Portfolio will be liquidated in accordance with Precious Metals and Minerals Portfolio's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on Gold Portfolio's share transfer books in the names of the Precious Metals and Minerals Portfolio shareholders and transferring the Gold Portfolio Shares thereto. Each Precious Metals and Minerals Portfolio shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Gold Portfolio Shares due that shareholder. All outstanding Precious Metals and Minerals Portfolio shares, including any represented by certificates, shall simultaneously be canceled on Precious Metals and Minerals Portfolio's share transfer records. Gold Portfolio shall not issue certificates representing the Gold Portfolio Shares in connection with the Reorganization.

 (e) Any reporting responsibility of Precious Metals and Minerals
Portfolio is and shall remain its responsibility up to and including the date on which it is terminated.

 (f) Any transfer taxes payable upon issuance of the Gold Portfolio Shares in a name other than that of the registered holder on Precious Metals and Minerals Portfolio's books of the Precious Metals and Minerals Portfolio shares constructively exchanged for the Gold Portfolio Shares shall be paid by the person to whom such Gold Portfolio Shares are to be issued, as a condition of such transfer.

4. VALUATION.

 (a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the
Valuation Time).

 (b) As of the Closing Date, Gold Portfolio will deliver to Precious Metals and Minerals Portfolio the number of Gold Portfolio Shares having an aggregate net asset value equal to the value of the assets of Precious Metals and Minerals Portfolio transferred hereunder less the liabilities of Precious Metals and Minerals Portfolio, determined as provided in this Section 4.

 (c) The net asset value per share of the Gold Portfolio Shares to be delivered to Precious Metals and Minerals Portfolio, the value of the assets of Precious Metals and Minerals Portfolio transferred hereunder, and the value of the liabilities of Precious Metals and Minerals Portfolio to be assumed hereunder shall in each case be determined as of the Valuation Time.

 (d) The net asset value per share of the Gold Portfolio Shares shall be computed in the manner set forth in the then-current Gold Portfolio Prospectus and Statement of Additional Information, and the value of the assets and liabilities of Precious Metals and Minerals Portfolio shall be computed in the manner set forth in the then-current Precious Metals and Minerals Portfolio Prospectus and Statement of Additional Information.

 (e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR Corp., in accordance with its regular practice as pricing agent for Precious Metals and Minerals Portfolio and Gold Portfolio.

5. FEES; EXPENSES.

 (a) Precious Metals and Minerals Portfolio shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed the fund's 2.50% expense cap. Expenses exceeding the fund's expense cap will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities). Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to Gold Portfolio will be borne by Gold Portfolio, provided that they do not exceed the fund's 2.50% expense cap. Expenses exceeding the fund's expense cap will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).

 (b) Each of Gold Portfolio and Precious Metals and Minerals Portfolio represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

 (a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at an office of the Trust, 27 State Street, 10th Floor, Boston, Massachusetts, as of the Valuation Time on February 29, 2000, or at some other time, date, and place agreed to by Precious Metals and Minerals Portfolio and Gold Portfolio (the Closing Date).

 (b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of Precious Metals and Minerals Portfolio and the net asset value per share of Gold Portfolio is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF PRECIOUS METALS AND MINERALS
PORTFOLIO.

 (a) Precious Metals and Minerals Portfolio agrees to call a meeting of its shareholders after the effective date of the Registration
Statement, to consider transferring its assets to Gold Portfolio as herein provided, adopting this Agreement, and authorizing the liquidation of Precious Metals and Minerals Portfolio.

 (b) Precious Metals and Minerals Portfolio agrees that as soon as reasonably practicable after distribution of the Gold Portfolio Shares, Precious Metals and Minerals Portfolio shall be terminated as a series of Fidelity Select Portfolios pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date Precious Metals and Minerals Portfolio shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF GOLD PORTFOLIO.

 (a) That Precious Metals and Minerals Portfolio furnishes to Gold Portfolio a statement, dated as of the Closing Date, signed by an officer of Fidelity Select Portfolios, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Precious Metals and Minerals Portfolio made in this Agreement are true and correct in all material respects and that Precious Metals and Minerals Portfolio has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

 (b) That Precious Metals and Minerals Portfolio furnishes Gold Portfolio with copies of the resolutions, certified by an officer of Fidelity Select Portfolios, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of Precious Metals and Minerals Portfolio;

 (c) That, on or prior to the Closing Date, Precious Metals and Minerals Portfolio will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of Precious Metals and Minerals Portfolio substantially all of Precious Metals and Minerals Portfolio's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

 (d) That Precious Metals and Minerals Portfolio shall deliver to Gold Portfolio at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on Precious Metals and Minerals Portfolio's behalf by its Treasurer or Assistant Treasurer;

 (e) That Precious Metals and Minerals Portfolio's custodian shall deliver to Gold Portfolio a certificate identifying the assets of Precious Metals and Minerals Portfolio held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to Gold Portfolio; (ii) Precious Metals and Minerals Portfolio's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all necessary taxes in conjunction with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made;

 (f) That Precious Metals and Minerals Portfolio's transfer agent shall deliver to Gold Portfolio at the Closing a certificate setting forth the number of shares of Precious Metals and Minerals Portfolio outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

 (g) That Precious Metals and Minerals Portfolio calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to Gold Portfolio as herein provided, adopting this Agreement, and authorizing the liquidation and termination of Precious Metals and Minerals
Portfolio;

 (h) That Precious Metals and Minerals Portfolio delivers to Gold Portfolio a certificate of an officer of Fidelity Select Portfolios, dated as of the Closing Date, that there has been no material adverse change in Precious Metals and Minerals Portfolio's financial position since February 28, 1999, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

 (i) That all of the issued and outstanding shares of beneficial interest of Precious Metals and Minerals Portfolio shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of Precious Metals and Minerals Portfolio or its transfer agent by Gold Portfolio or its agents shall have revealed otherwise, Precious Metals and Minerals Portfolio shall have taken all actions that in the opinion of Gold Portfolio are necessary to remedy any prior failure on the part of Precious Metals and Minerals Portfolio to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF PRECIOUS METALS AND MINERALS
PORTFOLIO.

 (a) That Gold Portfolio shall have executed and delivered to Precious Metals and Minerals Portfolio an Assumption of Liabilities, certified by an officer of Fidelity Select Portfolios, dated as of the Closing Date pursuant to which Gold Portfolio will assume all of the liabilities of Precious Metals and Minerals Portfolio existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

 (b) That Gold Portfolio furnishes to Precious Metals and Minerals Portfolio a statement, dated as of the Closing Date, signed by an officer of Fidelity Select Portfolios, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Gold Portfolio made in this Agreement are true and correct in all material respects, and Gold Portfolio has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

 (c) That Precious Metals and Minerals Portfolio shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to Precious Metals and Minerals Portfolio and Gold Portfolio, to the effect that the Gold Portfolio Shares are duly authorized and upon delivery to Precious Metals and Minerals Portfolio as provided in this Agreement will be validly issued and will be fully paid and nonassessable by Gold Portfolio (except as disclosed in Gold Portfolio's Statement of Additional Information) and no shareholder of Gold Portfolio has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF GOLD PORTFOLIO AND PRECIOUS METALS AND MINERALS PORTFOLIO.

 (a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of Precious Metals and Minerals Portfolio;

 (b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, which term as used herein shall include the District of Columbia and Puerto Rico, and including "no action" positions of such federal or state authorities) deemed necessary by Gold Portfolio or Precious Metals and Minerals Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Gold Portfolio or Precious Metals and Minerals Portfolio, provided that either party hereto may for itself waive any of such conditions;

 (c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Kirkpatrick & Lockhart LLP;

 (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

 (e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Gold Portfolio and Precious Metals and Minerals Portfolio, threatened by the Commission; and

 (f) That Gold Portfolio and Precious Metals and Minerals Portfolio shall have received an opinion of Kirkpatrick & Lockhart LLP satisfactory to Gold Portfolio and Precious Metals and Minerals
Portfolio that for federal income tax purposes:

  (i) The Reorganization will be a reorganization under section
368(a)(1)(C) of the Code, and Precious Metals and Minerals Portfolio and Gold Portfolio will each be parties to the Reorganization under section 368(b) of the Code;

  (ii) No gain or loss will be recognized by Precious Metals and Minerals Portfolio upon the transfer of all of its assets to Gold Portfolio in exchange solely for the Gold Portfolio Shares and the assumption of Precious Metals and Minerals Portfolio's liabilities followed by the distribution of those Gold Portfolio Shares to the shareholders of Precious Metals and Minerals Portfolio in liquidation of Precious Metals and Minerals Portfolio;

  (iii) No gain or loss will be recognized by Gold Portfolio on the receipt of Precious Metals and Minerals Portfolio's assets in exchange solely for the Gold Portfolio Shares and the assumption of Precious Metals and Minerals Portfolio's liabilities;

  (iv) The basis of Precious Metals and Minerals Portfolio's assets in the hands of Gold Portfolio will be the same as the basis of such assets in Precious Metals and Minerals Portfolio's hands immediately prior to the Reorganization;

  (v) Gold Portfolio's holding period in the assets to be received from Precious Metals and Minerals Portfolio will include Precious
Metals and Minerals Portfolio's holding period in such assets;

  (vi) A Precious Metals and Minerals Portfolio shareholder will recognize no gain or loss on the exchange of his or her shares of beneficial interest in Precious Metals and Minerals Portfolio for the Gold Portfolio Shares in the Reorganization;

  (vii) A Precious Metals and Minerals Portfolio shareholder's basis in the Gold Portfolio Shares to be received by him or her will be the same as his or her basis in the Precious Metals and Minerals Portfolio shares exchanged therefor;

  (viii) A Precious Metals and Minerals Portfolio shareholder's holding period for his or her Gold Portfolio Shares will include the holding period of Precious Metals and Minerals Portfolio shares exchanged, provided that those Precious Metals and Minerals Portfolio shares were held as capital assets on the date of the Reorganization.

 Notwithstanding anything herein to the contrary, neither Precious Metals and Minerals Portfolio nor Gold Portfolio may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF GOLD PORTFOLIO AND PRECIOUS METALS AND MINERALS
PORTFOLIO.

 (a) Gold Portfolio and Precious Metals and Minerals Portfolio each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

 (b) Precious Metals and Minerals Portfolio covenants that it is not acquiring the Gold Portfolio Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

 (c) Precious Metals and Minerals Portfolio covenants that it will assist Gold Portfolio in obtaining such information as Gold Portfolio reasonably requests concerning the beneficial ownership of Precious Metals and Minerals Portfolio's shares; and

 (d) Precious Metals and Minerals Portfolio covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law and after the Closing Date, Precious Metals and Minerals Portfolio will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

 Gold Portfolio and Precious Metals and Minerals Portfolio may terminate this Agreement by mutual agreement. In addition, either Gold Portfolio or Precious Metals and Minerals Portfolio may at its option terminate this Agreement at or prior to the Closing Date because:

 (i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

 (ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

 In the event of any such termination, there shall be no liability for damages on the part of Precious Metals and Minerals Portfolio or Gold Portfolio, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

 (a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

 (b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of Gold Portfolio or Precious Metals and Minerals Portfolio; provided, however, that following the shareholders' meeting called by Precious Metals and Minerals Portfolio pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Gold Portfolio Shares to be paid to Precious Metals and Minerals Portfolio shareholders under this Agreement to the detriment of such shareholders without their further approval.

 (c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

 The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATION OF TRUST.

 A copy of the Funds' Declaration of Trust, as restated and amended, is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

 IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

PMM-pxs-1299                            CUSIP #316390400/FUND #061
1.731662.100

IMPORTANT PROXY MATERIALS

PLEASE CAST YOUR VOTE NOW!

Dear Shareholder:

I am writing to ask you for your vote on an important proposal to merge Fidelity Select Precious Metals and Minerals Portfolio into Fidelity Select Gold Portfolio. A shareholder meeting is scheduled for February 16, 2000. Votes received in time to be counted at the meeting will decide whether the merger takes place. This package contains information about the proposal and includes all the materials you will need to vote by mail.

The fund's Board of Trustees has reviewed the proposed merger and has recommended that the proposed merger be presented to shareholders. The Trustees, most of whom are not affiliated with Fidelity, are responsible for protecting your interests as a shareholder. The Trustees have determined that the proposed merger is in shareholders' best interest. However, the final decision is up to you.

The proposed merger would give shareholders of Fidelity Select Precious Metals and Minerals Portfolio the opportunity to participate in a larger fund with similar investment policies. The combined fund would also have lower expenses. As you know, in anticipation of the proposed merger, Fidelity Select Precious Metals and Minerals Portfolio was closed to new investments at the close of business on December 20, 1999. We have attached a Q&A to assist you in understanding the proposal. The enclosed proxy statement includes a detailed description of the proposed merger.

Please read the enclosed materials and promptly cast your vote on the proxy card. You are entitled to one vote for each dollar of net asset value you own of the fund on the record date, which is December 20, 1999. Your vote is extremely important, no matter how large or small your holdings may be.

VOTING BY MAIL IS QUICK AND EASY. EVERYTHING YOU NEED IS ENCLOSED. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope provided.

If you have any questions before you vote, please call us at 1-800-544-8888. We will be glad to help you get your vote in quickly. Thank you for your participation in this important initiative for your fund.

Sincerely,
Edward C. Johnson 3d
Chairman and Chief Executive Officer

Important information to help you understand and vote on the proposal

Please read the full text of the enclosed proxy statement. Below is a brief overview of the proposal to be voted upon. Your vote is important. We appreciate you placing your trust in Fidelity and look forward to helping you achieve your financial goals.

WHAT PROPOSAL AM I BEING ASKED TO VOTE ON?

You are being asked to approve a merger of Fidelity Select Precious Metals and Minerals Portfolio into Fidelity Select Gold Portfolio.

WHAT IS THE REASON FOR AND ADVANTAGES OF THIS MERGER?

The merger would allow Fidelity to maintain the Select Portfolios' coverage of the gold and precious metals sectors while concentrating its investment expertise on one fund. The merger would also simplify the Select Portfolios' offerings by consolidating similar funds.

DO THE FUNDS BEING MERGED HAVE SIMILAR INVESTMENT    STRATEGIES    ?

Both funds have substantially similar investment strategies. Both funds seek capital appreciation by investing their assets primarily in
common stocks and in certain precious metals.     Fidelity Select
Precious Metals and Minerals Portfolio invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals. Fidelity Select Gold Portfolio invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and
minerals.      In addition, both funds have generally similar
portfolios in terms of holdings   , and both funds have the same
portfolio manager.

WHO IS THE FUND MANAGER FOR THESE FUNDS?

George Domolky currently manages both funds and is expected to manage the combined fund.

WILL TOTAL EXPENSES BE LIMITED FOLLOWING THE MERGER?

If the merger is approved, Fidelity has agreed to limit the combined fund's total operating expenses to 1.54% of its average net assets through February 28, 2001. After that date, the combined fund's expenses could increase or decrease.

WHAT WILL BE THE NAME OF THE COMBINED FUND AFTER THE MERGER IS
COMPLETED?

If shareholders of Fidelity Select Precious Metals and Minerals
Portfolio approve the merger of their fund into Fidelity Select Gold Portfolio, the combined fund's name will remain Fidelity Select Gold Portfolio.

IS THE MERGER A TAXABLE EVENT FOR FEDERAL INCOME TAX PURPOSES?

Typically, the exchange of shares pursuant to a merger does not result in a gain or loss for federal income tax purposes.

WHAT WILL BE THE SIZE OF FIDELITY SELECT GOLD PORTFOLIO AFTER THE
MERGER?

If the proposal is approved, the combined fund is anticipated to have over $250 million in assets, based on current asset levels.

HOW WILL YOU DETERMINE THE NUMBER OF SHARES OF FIDELITY SELECT GOLD PORTFOLIO THAT I WILL RECEIVE?

Shareholders will receive the number of full and fractional shares of Fidelity Select Gold Portfolio that is equal in value to the net asset value of their shares of Fidelity Select Precious Metals and Minerals Portfolio as last determined on the Closing Date of the merger. The anticipated Closing Date is February 29, 2000.

WHAT IF THERE ARE NOT ENOUGH VOTES TO REACH QUORUM BY THE SCHEDULED SHAREHOLDER MEETING DATE?

To facilitate receiving sufficient votes, we will need to take further action. Fidelity, or D.F. King & Co., Inc. or Management Information Services Corp., proxy solicitation firms, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

If there are not sufficient votes to approve the proposal by the time of the shareholder meeting (February 16, 2000), the meeting may be adjourned to permit further solicitation of proxy votes.

HAS THE FUND'S BOARD OF TRUSTEES APPROVED THE PROPOSAL?

Yes. The Board of Trustees has unanimously approved the proposal and recommends that you vote to approve it.

HOW MANY VOTES AM I ENTITLED TO CAST?

As a shareholder, you are entitled to one vote for each dollar of net asset value you own of Fidelity Select Precious Metals and Minerals Portfolio on the record date. The record date is December 20, 1999.

HOW DO I VOTE MY SHARES?

You can vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage paid envelope. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call Fidelity at 800-544-8888.

HOW DO I SIGN THE PROXY CARD?

INDIVIDUAL ACCOUNTS: Shareholders should sign exactly as their names appear on the account registration shown on the card.

JOINT ACCOUNTS:      Either owner may sign, but the name of the person
                     signing should conform exactly to a name shown in the registration.

ALL OTHER ACCOUNTS:  The person signing must indicate his or her capacity. For example, a trustee for a trust or other entity should sign, "Ann B. Collins, Trustee."

Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings.

Return the proxy card in the enclosed envelope or mail to:

FIDELITY INVESTMENTS
Proxy Department
P.O. Box 9107
Hingham, MA 02043-9848

PLEASE DETACH AT PERFORATION BEFORE MAILING.
----------------------------------------------------------------------
FIDELITY SELECT PORTFOLIOS:

FIDELITY SELECT PRECIOUS METALS AND MINERALS PORTFOLIO

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Edward
C. Johnson 3d, Eric D. Roiter, and Gerald McDonough, or any one or more of them, attorneys, with full power of substitution, to vote all shares of FIDELITY SELECT PORTFOLIOS: FIDELITY SELECT PRECIOUS METALS AND MINERALS PORTFOLIO, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held at an office of the trust at 27 State Street, 10th Floor, Boston, MA 02109, on February 16, 2000, at 9:00 a.m. Eastern time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposals described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

                 NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

                 Date


                 Signature(s) (Title(s), if applicable)
                 PLEASE SIGN, DATE, AND RETURN
                 PROMPTLY IN ENCLOSED ENVELOPE

cusip # 316390400/fund# 061

Please refer to the Proxy Statement discussion of this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE
PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE DETACH AT PERFORATION BEFORE MAILING.

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.
----------------------------------------------------------------------
______________________________________________________________________

1.  To approve an Agreement and   FOR [  ]   AGAINST [  ]   ABSTAIN [ ]  1.
    Plan of Reorganization
    between Fidelity Select
    Precious Metals and Minerals
    Portfolio and Fidelity
    Select Gold Portfolio
    providing for the transfer
    of all of the assets of
    Fidelity Select Precious
    Metals and Minerals
    Portfolio to Fidelity Select
    Gold Portfolio in exchange
    solely for shares of
    beneficial interest of
    Fidelity Select Gold
    Portfolio and the assumption
    by Fidelity Select Gold
    Portfolio of Fidelity Select
    Precious Metals and Minerals
    Portfolio's liabilities,
    followed by the distribution
    of Fidelity Select Gold
    Portfolio shares to
    shareholders of Fidelity
    Select Precious Metals and
    Minerals Portfolio in
    liquidation of Fidelity
    Select Precious Metals and
    Minerals Portfolio.

MET-PXC-1299    cusip # 316390400/fund# 061

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIDELITY
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

                                                     FUND   TRADING
                                                     NUMBER SYMBOL
AIR TRANSPORTATION PORTFOLIO                            034 FSAIX
AUTOMOTIVE PORTFOLIO                                    502 FSAVX
BIOTECHNOLOGY PORTFOLIO                                 042 FBIOX
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO           068 FSLBX
BUSINESS SERVICES AND OUTSOURCING                       353 FBSOX
CHEMICALS PORTFOLIO                                     069 FSCHX
COMPUTERS PORTFOLIO                                     007 FDCPX
CONSTRUCTION AND HOUSING PORTFOLIO                      511 FSHOX
CONSUMER INDUSTRIES PORTFOLIO                           517 FSCPX
CYCLICAL INDUSTRIES PORTFOLIO                           515 FCYCF
DEFENSE AND AEROSPACE PORTFOLIO                         067 FSDAX
DEVELOPING COMMUNICATIONS PORTFOLIO                     518 FSDCX
ELECTRONICS PORTFOLIO                                   008 FSELX
ENERGY PORTFOLIO                                        060 FSENX
ENERGY SERVICE PORTFOLIO                                043 FSESX
ENVIRONMENTAL SERVICES PORTFOLIO                        516 FSLEX
FINANCIAL SERVICES PORTFOLIO                            066 FIDSX
FOOD AND AGRICULTURE PORTFOLIO                          009 FDFAX
GOLD PORTFOLIO                                          041 FSAGX
HEALTH CARE PORTFOLIO                                   063 FSPHX
HOME FINANCE PORTFOLIO                                  098 FSVLX
INDUSTRIAL EQUIPMENT PORTFOLIO                          510 FSCGX
INDUSTRIAL MATERIALS PORTFOLIO                          509 FSDPX
INSURANCE PORTFOLIO                                     045 FSPCX
LEISURE PORTFOLIO                                       062 FDLSX
MEDICAL DELIVERY PORTFOLIO                              505 FSHCX
MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO                 354 FSMEX
MULTIMEDIA PORTFOLIO                                    503 FBMPX
NATURAL GAS PORTFOLIO                                   513 FSNGX
NATURAL RESOURCES PORTFOLIO                             514 FNATF
PAPER AND FOREST PRODUCTS PORTFOLIO                     506 FSPFX
PRECIOUS METALS AND MINERALS PORTFOLIO                  061 FDPMX
REGIONAL BANKS PORTFOLIO                                507 FSRBX
RETAILING PORTFOLIO                                     046 FSRPX
SOFTWARE AND COMPUTER SERVICES PORTFOLIO                028 FSCSX
TECHNOLOGY PORTFOLIO                                    064 FSPTX
TELECOMMUNICATIONS PORTFOLIO                            096 FSTCX
TRANSPORTATION PORTFOLIO                                512 FSRFX
UTILITIES GROWTH PORTFOLIO                              065 FSUTX
MONEY MARKET PORTFOLIO                                  085 FSLXX

PROSPECTUS

APRIL 29, 1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

FUND SUMMARY             26   INVESTMENT SUMMARY

                         41   PERFORMANCE

                         64   FEE TABLE

FUND BASICS              81   INVESTMENT DETAILS

                         94   VALUING SHARES

SHAREHOLDER INFORMATION  94   BUYING AND SELLING SHARES

                         102  EXCHANGING SHARES

                         102  ACCOUNT FEATURES AND POLICIES

                         105  DIVIDENDS AND CAPITAL GAINS
                              DISTRIBUTIONS

                         105  TAX CONSEQUENCES

FUND SERVICES            106  FUND MANAGEMENT

                         109  FUND DISTRIBUTION

APPENDIX                 110  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

THE STOCK FUNDS

INVESTMENT OBJECTIVE

AIR TRANSPORTATION PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) AIR TRANSPORTATION INDUSTRY CONCENTRATION. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, and the price of fuel.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

AUTOMOTIVE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) AUTOMOTIVE INDUSTRY CONCENTRATION. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

BIOTECHNOLOGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, and manufacture of various biotechnological products, services, and processes.

(small solid bullet) Potentially investing in securities of companies that distribute biotechnological and biomedical products and companies that benefit significantly from scientific and technological advances in biotechnology.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) BIOTECHNOLOGY INDUSTRY CONCENTRATION. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) BROKERAGE AND INVESTMENT MANAGEMENT INDUSTRY CONCENTRATION. The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in providing business-related services to companies and other organizations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) BUSINESS SERVICES AND OUTSOURCING INDUSTRY CONCENTRATION. The business services and outsourcing industry is subject to continued demand for such services and can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CHEMICALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CHEMICAL INDUSTRY CONCENTRATION. The chemical industry can be significantly affected by intense competition, product obsolescence, and government regulation and can be subject to risks associated with the production, handling and disposal of hazardous components.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

COMPUTERS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.

(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) COMPUTER INDUSTRY CONCENTRATION. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, and product obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CONSTRUCTION AND HOUSING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CONSTRUCTION AND HOUSING INDUSTRY CONCENTRATION. The construction and housing industry can be significantly affected by changes in government spending, interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts and the level of new and existing home sales.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CONSUMER INDUSTRIES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CONSUMER INDUSTRY CONCENTRATION. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CYCLICAL INDUSTRIES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CYCLICAL INDUSTRY CONCENTRATION. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

DEFENSE AND AEROSPACE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) DEFENSE AND AEROSPACE INDUSTRY CONCENTRATION. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

DEVELOPING COMMUNICATIONS PORTFOLIO seeks capital appreciation.

The fund is subject to the following principal investment risks:

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the development, manufacture or sale of emerging communications services or equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) DEVELOPING COMMUNICATIONS INDUSTRY CONCENTRATION. The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, and rapid obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ELECTRONICS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ELECTRONICS INDUSTRY CONCENTRATION. The electronics industry can be significantly affected by rapid obsolescence, intense competition and global demand.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ENERGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ENERGY INDUSTRY CONCENTRATION. The energy industry can be significantly affected by fluctuations in price and supply of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ENERGY SERVICE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ENERGY SERVICE INDUSTRY CONCENTRATION. The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ENVIRONMENTAL SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture or distribution of products, processes or services related to waste management or pollution control.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ENVIRONMENTAL SERVICES INDUSTRY CONCENTRATION. The environmental services industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

FINANCIAL SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FINANCIAL SERVICES INDUSTRY CONCENTRATION. The financial services industries are subject to extensive government regulation and relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

FOOD AND AGRICULTURE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FOOD AND AGRICULTURE INDUSTRY CONCENTRATION. The food and agriculture industry can be significantly affected by demographic and product trends, food fads, marketing campaigns, environmental factors and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

GOLD PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks and in certain precious metals.

(small solid bullet) Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

(small solid bullet) Potentially investing in other precious metals, securities indexed to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) GOLD INDUSTRY CONCENTRATION. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

HEALTH CARE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) HEALTH CARE INDUSTRY CONCENTRATION. The health care industries are subject to government regulation and government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

HOME FINANCE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) HOME FINANCE INDUSTRY CONCENTRATION. The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

INDUSTRIAL EQUIPMENT PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) INDUSTRIAL EQUIPMENT INDUSTRY CONCENTRATION. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

INDUSTRIAL MATERIALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) INDUSTRIAL MATERIALS INDUSTRY CONCENTRATION. The industrial materials industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

INSURANCE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) INSURANCE INDUSTRY CONCENTRATION. The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

LEISURE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) LEISURE INDUSTRY CONCENTRATION. The leisure industry can be significantly affected by changing consumer tastes, intense competition, technological developments and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

MEDICAL DELIVERY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) MEDICAL DELIVERY INDUSTRY CONCENTRATION. The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, a shift away from traditional health insurance, and an increased emphasis on outpatient services.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) MEDICAL EQUIPMENT AND SYSTEMS INDUSTRY
CONCENTRATION. The medical equipment and systems industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

MULTIMEDIA PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) MULTIMEDIA INDUSTRY CONCENTRATION. The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

NATURAL GAS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) NATURAL GAS INDUSTRY CONCENTRATION. The natural gas industry is subject to changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

NATURAL RESOURCES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks and in certain precious metals.

(small solid bullet) Investing primarily in companies that own or develop natural resources, or supply goods and services to such companies.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) NATURAL RESOURCES INDUSTRY CONCENTRATION. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

PAPER AND FOREST PRODUCTS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials, and other products related to the paper and forest products industry.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PAPER AND FOREST PRODUCTS INDUSTRY CONCENTRATION. The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

PRECIOUS METALS AND MINERALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks and in certain precious metals.

(small solid bullet) Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and in precious metals.

(small solid bullet) Potentially investing in securities of companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PRECIOUS METALS AND MINERALS INDUSTRY
CONCENTRATION. The precious metals and minerals industry can be significantly affected by international political and monetary developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

REGIONAL BANKS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans (these companies concentrate their operations in a specific part of the country).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) REGIONAL BANKS INDUSTRY CONCENTRATION. The regional banking industry can be significantly affected by legislation that would reduce the separation between commercial and investment banking businesses and could change capitalization requirements and the savings and loan industry and increase competition, and by changes in general economic conditions and interest rates.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

RETAILING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) RETAIL INDUSTRY CONCENTRATION. The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

SOFTWARE AND COMPUTER SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in research, design, production or distribution of products or processes that relate to software or information-based services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) SOFTWARE AND COMPUTER SERVICES INDUSTRY
CONCENTRATION. The software and computer services industry can be significantly affected by competitive pressures, which can lead to aggressive pricing and slower selling cycles.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

TECHNOLOGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TECHNOLOGY INDUSTRY CONCENTRATION. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

TELECOMMUNICATIONS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TELECOMMUNICATIONS INDUSTRY CONCENTRATION. The telecommunications industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

TRANSPORTATION PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TRANSPORTATION INDUSTRY CONCENTRATION. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

UTILITIES GROWTH PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) UTILITIES INDUSTRY CONCENTRATION. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, each stock fund (except Financial Services, Home Finance and Regional Banks) is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in a stock fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of a stock fund, they could be worth more or less than what you paid for them.

THE MONEY MARKET FUND

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing at least 80% of assets in money market instruments.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation and interest rates and economic downturns can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates the changes in the funds' performance from year to year and compares the stock funds' performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

Because Business Services and Outsourcing and Medical Equipment and Systems were new when this prospectus was printed, their performance history is not included. Performance history will be available for Business Services and Outsourcing and Medical Equipment and Systems after each fund has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of each fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

AIR TRANSPORTATION

Calendar Years      1989    1990     1991    1992   1993    1994     1995    1996   1997    1998

                    26.33%  -18.18%  37.06%  6.57%  30.89%  -21.74%  59.54%  1.25%  31.14%  6.42%



Percentage (%)
Row: 1, Col: 1, Value: 26.33
Row: 2, Col: 1, Value: -18.18
Row: 3, Col: 1, Value: 37.06
Row: 4, Col: 1, Value: 6.57
Row: 5, Col: 1, Value: 30.89
Row: 6, Col: 1, Value: -21.74
Row: 7, Col: 1, Value: 59.54
Row: 8, Col: 1, Value: 1.25
Row: 9, Col: 1, Value: 31.14
Row: 10, Col: 1, Value: 6.42

DURING THE PERIODS SHOWN IN THE CHART FOR AIR TRANSPORTATION, THE
HIGHEST RETURN FOR A QUARTER WAS 23.90% (QUARTER ENDING MARCH 31,
1991) AND THE LOWEST RETURN FOR A QUARTER WAS -26.72% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR AIR TRANSPORTATION
WAS 14.82%.

AUTOMOTIVE

Calendar Years  1989   1990    1991    1992    1993    1994     1995    1996    1997    1998

                4.10%  -6.72%  37.33%  41.61%  35.38%  -12.75%  13.43%  16.07%  16.78%  4.94%



Percentage (%)
Row: 1, Col: 1, Value: 4.1
Row: 2, Col: 1, Value: -6.72
Row: 3, Col: 1, Value: 37.33
Row: 4, Col: 1, Value: 41.61
Row: 5, Col: 1, Value: 35.38
Row: 6, Col: 1, Value: -12.75
Row: 7, Col: 1, Value: 13.43
Row: 8, Col: 1, Value: 16.07
Row: 9, Col: 1, Value: 16.78
Row: 10, Col: 1, Value: 4.94

DURING THE PERIODS SHOWN IN THE CHART FOR AUTOMOTIVE, THE HIGHEST
RETURN FOR A QUARTER WAS 24.59% (QUARTER ENDING MARCH 31, 1992) AND THE LOWEST RETURN FOR A QUARTER WAS -22.31% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR AUTOMOTIVE WAS
-7.29%.

BIOTECHNOLOGY

Calendar Years  1989    1990    1991    1992     1993   1994     1995    1996   1997    1998

                43.93%  44.35%  99.05%  -10.34%  0.70%  -18.18%  49.10%  5.61%  15.27%  29.72%



Percentage (%)
Row: 1, Col: 1, Value: 43.93
Row: 2, Col: 1, Value: 44.34999999999999
Row: 3, Col: 1, Value: 99.05
Row: 4, Col: 1, Value: -10.34
Row: 5, Col: 1, Value: 0.7000000000000001
Row: 6, Col: 1, Value: -18.18
Row: 7, Col: 1, Value: 49.1
Row: 8, Col: 1, Value: 5.609999999999999
Row: 9, Col: 1, Value: 15.27
Row: 10, Col: 1, Value: 29.72

DURING THE PERIODS SHOWN IN THE CHART FOR BIOTECHNOLOGY, THE HIGHEST RETURN FOR A QUARTER WAS 40.42% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -19.25% (QUARTER ENDING MARCH 31,
1993).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR BIOTECHNOLOGY WAS
9.08%.

BROKERAGE AND INVESTMENT
MANAGEMENT

Calendar Years            1989    1990     1991    1992   1993    1994     1995    1996    1997    1998

                          14.06%  -16.18%  82.26%  5.12%  49.33%  -17.27%  23.59%  39.66%  62.32%  5.67%



Percentage (%)
Row: 1, Col: 1, Value: 14.06
Row: 2, Col: 1, Value: -16.18
Row: 3, Col: 1, Value: 82.26000000000001
Row: 4, Col: 1, Value: 5.119999999999999
Row: 5, Col: 1, Value: 49.33
Row: 6, Col: 1, Value: -17.27
Row: 7, Col: 1, Value: 23.59
Row: 8, Col: 1, Value: 39.66
Row: 9, Col: 1, Value: 62.32
Row: 10, Col: 1, Value: 5.67

DURING THE PERIODS SHOWN IN THE CHART FOR BROKERAGE AND INVESTMENT MANAGEMENT, THE HIGHEST RETURN FOR A QUARTER WAS 31.28% (QUARTER
ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -33.12% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR BROKERAGE AND
INVESTMENT MANAGEMENT WAS 15.47%.

CHEMICALS

Calendar Years  1989    1990    1991    1992   1993    1994    1995    1996    1997    1998

                17.31%  -4.13%  38.66%  8.90%  12.76%  14.78%  21.45%  21.52%  16.48%  -15.90%



Percentage (%)
Row: 1, Col: 1, Value: 17.31
Row: 2, Col: 1, Value: -4.13
Row: 3, Col: 1, Value: 38.66
Row: 4, Col: 1, Value: 8.9
Row: 5, Col: 1, Value: 12.76
Row: 6, Col: 1, Value: 14.78
Row: 7, Col: 1, Value: 21.45
Row: 8, Col: 1, Value: 21.52
Row: 9, Col: 1, Value: 16.48
Row: 10, Col: 1, Value: -15.9

DURING THE PERIODS SHOWN IN THE CHART FOR CHEMICALS, THE HIGHEST
RETURN FOR A QUARTER WAS 17.65% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -19.95% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CHEMICALS WAS -1.38%.

COMPUTERS

Calendar Years  1989   1990    1991    1992    1993    1994    1995    1996    1997   1998

                6.84%  18.41%  30.75%  21.96%  28.87%  20.45%  51.83%  31.62%  0.10%  96.37%



Percentage (%)
Row: 1, Col: 1, Value: 6.84
Row: 2, Col: 1, Value: 18.41
Row: 3, Col: 1, Value: 30.75
Row: 4, Col: 1, Value: 21.96
Row: 5, Col: 1, Value: 28.87
Row: 6, Col: 1, Value: 20.45
Row: 7, Col: 1, Value: 51.83
Row: 8, Col: 1, Value: 31.62
Row: 9, Col: 1, Value: 0.1
Row: 10, Col: 1, Value: 96.36999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR COMPUTERS, THE HIGHEST
RETURN FOR A QUARTER WAS 39.44% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -27.00% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR COMPUTERS WAS 13.50%.

CONSTRUCTION AND HOUSING

Calendar Years             1989    1990    1991    1992    1993    1994     1995    1996    1997    1998

                           16.60%  -9.64%  41.31%  18.71%  33.61%  -15.94%  28.78%  13.21%  29.83%  22.84%



Percentage (%)
Row: 1, Col: 1, Value: 16.6
Row: 2, Col: 1, Value: -9.639999999999999
Row: 3, Col: 1, Value: 41.31
Row: 4, Col: 1, Value: 18.71
Row: 5, Col: 1, Value: 33.61
Row: 6, Col: 1, Value: -15.94
Row: 7, Col: 1, Value: 28.78
Row: 8, Col: 1, Value: 13.21
Row: 9, Col: 1, Value: 29.83
Row: 10, Col: 1, Value: 22.84

DURING THE PERIODS SHOWN IN THE CHART FOR CONSTRUCTION AND HOUSING, THE HIGHEST RETURN FOR A QUARTER WAS 29.68% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -25.81% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CONSTRUCTION AND
HOUSING WAS -11.39%.

CONSUMER INDUSTRIES

Calendar Years                1991    1992   1993    1994    1995    1996    1997    1998

                              38.53%  8.56%  24.67%  -7.07%  28.30%  13.15%  38.06%  27.49%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 38.53
Row: 4, Col: 1, Value: 8.560000000000001
Row: 5, Col: 1, Value: 24.67
Row: 6, Col: 1, Value: -7.07
Row: 7, Col: 1, Value: 28.3
Row: 8, Col: 1, Value: 13.15
Row: 9, Col: 1, Value: 38.06
Row: 10, Col: 1, Value: 27.49

DURING THE PERIODS SHOWN IN THE CHART FOR CONSUMER INDUSTRIES, THE HIGHEST RETURN FOR A QUARTER WAS 27.07% (QUARTER ENDING DECEMBER 31,
1998) AND THE LOWEST RETURN FOR A QUARTER WAS -15.37% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CONSUMER INDUSTRIES
WAS 2.51%.

CYCLICAL INDUSTRIES

Calendar Year                                            1998

                                                         8.77%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 10, Col: 1, Value: 8.77

DURING THE PERIOD SHOWN IN THE CHART FOR CYCLICAL INDUSTRIES, THE
HIGHEST RETURN FOR A QUARTER WAS 17.39% (QUARTER ENDING DECEMBER 31,
1998) AND THE LOWEST RETURN FOR A QUARTER WAS -19.87% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CYCLICAL INDUSTRIES
WAS -3.20%.

DEFENSE AND AEROSPACE

Calendar Years          1989   1990    1991    1992   1993    1994   1995    1996    1997    1998

                        8.81%  -4.58%  26.93%  0.00%  28.86%  1.76%  47.36%  25.03%  23.57%  4.34%



Percentage (%)
Row: 1, Col: 1, Value: 8.810000000000001
Row: 2, Col: 1, Value: -4.58
Row: 3, Col: 1, Value: 26.93
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 28.86
Row: 6, Col: 1, Value: 1.76
Row: 7, Col: 1, Value: 47.36
Row: 8, Col: 1, Value: 25.03
Row: 9, Col: 1, Value: 23.57
Row: 10, Col: 1, Value: 4.34

DURING THE PERIODS SHOWN IN THE CHART FOR DEFENSE AND AEROSPACE, THE HIGHEST RETURN FOR A QUARTER WAS 23.08% (QUARTER ENDING SEPTEMBER 30,
1997) AND THE LOWEST RETURN FOR A QUARTER WAS -18.25% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR DEFENSE AND AEROSPACE
WAS -0.18%.

DEVELOPING COMMUNICATIONS

Calendar Years                      1991    1992    1993    1994    1995    1996    1997   1998

                                    61.39%  17.21%  31.77%  15.14%  17.37%  14.55%  6.04%  67.68%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 61.39
Row: 4, Col: 1, Value: 17.21
Row: 5, Col: 1, Value: 31.77
Row: 6, Col: 1, Value: 15.14
Row: 7, Col: 1, Value: 17.37
Row: 8, Col: 1, Value: 14.55
Row: 9, Col: 1, Value: 6.04
Row: 10, Col: 1, Value: 67.67999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR DEVELOPING COMMUNICATIONS, THE HIGHEST RETURN FOR A QUARTER WAS 48.91% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -15.48% (QUARTER ENDING MARCH 31, 1997).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR DEVELOPING
COMMUNICATIONS WAS 25.57%.

ELECTRONICS

Calendar Years  1989    1990   1991    1992    1993    1994    1995    1996    1997    1998

                15.67%  5.81%  35.29%  27.44%  32.08%  17.17%  68.97%  41.72%  13.72%  51.12%



Percentage (%)
Row: 1, Col: 1, Value: 15.67
Row: 2, Col: 1, Value: 5.81
Row: 3, Col: 1, Value: 35.29000000000001
Row: 4, Col: 1, Value: 27.44
Row: 5, Col: 1, Value: 32.08
Row: 6, Col: 1, Value: 17.17
Row: 7, Col: 1, Value: 68.97
Row: 8, Col: 1, Value: 41.72000000000001
Row: 9, Col: 1, Value: 13.72
Row: 10, Col: 1, Value: 51.12000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR ELECTRONICS, THE HIGHEST RETURN FOR A QUARTER WAS 56.77% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -31.76% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ELECTRONICS WAS
5.80%.

ENERGY

Calendar Years  1989    1990    1991   1992    1993    1994   1995    1996    1997    1998

                42.83%  -4.49%  0.04%  -2.39%  19.15%  0.41%  21.38%  32.47%  10.28%  -14.74%



Percentage (%)
Row: 1, Col: 1, Value: 42.83
Row: 2, Col: 1, Value: -4.49
Row: 3, Col: 1, Value: 0.04000000000000001
Row: 4, Col: 1, Value: -2.93
Row: 5, Col: 1, Value: 19.15
Row: 6, Col: 1, Value: 0.41
Row: 7, Col: 1, Value: 21.38
Row: 8, Col: 1, Value: 32.47
Row: 9, Col: 1, Value: 10.28
Row: 10, Col: 1, Value: -14.74

DURING THE PERIODS SHOWN IN THE CHART FOR ENERGY, THE HIGHEST RETURN FOR A QUARTER WAS 16.27% (QUARTER ENDING MARCH 31, 1993) AND THE
LOWEST RETURN FOR A QUARTER WAS -11.75% (QUARTER ENDING SEPTEMBER 30,
1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ENERGY WAS 11.07%.

ENERGY SERVICE

Calendar Years  1989    1990   1991     1992   1993    1994   1995    1996    1997    1998

                59.44%  1.75%  -23.48%  3.43%  20.96%  0.57%  40.87%  49.08%  51.87%  -49.72%



Percentage (%)
Row: 1, Col: 1, Value: 59.44
Row: 2, Col: 1, Value: 1.75
Row: 3, Col: 1, Value: -23.48
Row: 4, Col: 1, Value: 3.43
Row: 5, Col: 1, Value: 20.96
Row: 6, Col: 1, Value: 0.5700000000000001
Row: 7, Col: 1, Value: 40.87
Row: 8, Col: 1, Value: 49.08
Row: 9, Col: 1, Value: 51.87
Row: 10, Col: 1, Value: -49.72000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR ENERGY SERVICE, THE HIGHEST RETURN FOR A QUARTER WAS 36.86% (QUARTER ENDING SEPTEMBER 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -34.78% (QUARTER ENDING
SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ENERGY SERVICE WAS
27.02%.

ENVIRONMENTAL SERVICES

Calendar Years               1990    1991   1992    1993    1994    1995    1996    1997    1998

                             -2.48%  7.66%  -1.37%  -0.62%  -9.55%  26.13%  15.61%  17.87%  -16.96%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -2.48
Row: 3, Col: 1, Value: 7.659999999999999
Row: 4, Col: 1, Value: -1.37
Row: 5, Col: 1, Value: -0.6200000000000001
Row: 6, Col: 1, Value: -9.550000000000001
Row: 7, Col: 1, Value: 26.13
Row: 8, Col: 1, Value: 15.61
Row: 9, Col: 1, Value: 17.87
Row: 10, Col: 1, Value: -16.96

DURING THE PERIODS SHOWN IN THE CHART FOR ENVIRONMENTAL SERVICES, THE HIGHEST RETURN FOR A QUARTER WAS 13.75% (QUARTER ENDING MARCH 31,
1991) AND THE LOWEST RETURN FOR A QUARTER WAS -19.57% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ENVIRONMENTAL
SERVICES WAS -8.78%.

FINANCIAL SERVICES

Calendar Years       1989    1990     1991    1992    1993    1994    1995    1996    1997    1998

                     19.34%  -24.33%  61.63%  42.82%  17.55%  -3.65%  47.34%  32.12%  41.98%  14.13%



Percentage (%)
Row: 1, Col: 1, Value: 19.34
Row: 2, Col: 1, Value: -24.33
Row: 3, Col: 1, Value: 61.63
Row: 4, Col: 1, Value: 42.82
Row: 5, Col: 1, Value: 17.55
Row: 6, Col: 1, Value: -3.65
Row: 7, Col: 1, Value: 47.34
Row: 8, Col: 1, Value: 32.12000000000001
Row: 9, Col: 1, Value: 41.98
Row: 10, Col: 1, Value: 14.13

DURING THE PERIODS SHOWN IN THE CHART FOR FINANCIAL SERVICES, THE
HIGHEST RETURN FOR A QUARTER WAS 27.43% (QUARTER ENDING MARCH 31,
1991) AND THE LOWEST RETURN FOR A QUARTER WAS -29.89% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FINANCIAL SERVICES
WAS 5.74%.

FOOD AND AGRICULTURE

Calendar Years         1989    1990   1991    1992   1993   1994   1995    1996    1997    1998

                       38.87%  9.33%  34.09%  6.03%  8.82%  6.09%  36.64%  13.35%  30.34%  15.69%



Percentage (%)
Row: 1, Col: 1, Value: 38.87
Row: 2, Col: 1, Value: 9.33
Row: 3, Col: 1, Value: 34.09
Row: 4, Col: 1, Value: 6.03
Row: 5, Col: 1, Value: 8.82
Row: 6, Col: 1, Value: 6.09
Row: 7, Col: 1, Value: 36.64
Row: 8, Col: 1, Value: 13.35
Row: 9, Col: 1, Value: 30.34
Row: 10, Col: 1, Value: 15.69

DURING THE PERIODS SHOWN IN THE CHART FOR FOOD AND AGRICULTURE, THE HIGHEST RETURN FOR A QUARTER WAS 16.88% (QUARTER ENDING DECEMBER 31,
1998) AND THE LOWEST RETURN FOR A QUARTER WAS -10.29% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FOOD AND AGRICULTURE
WAS -8.12%.

GOLD

Calendar Years  1989    1990     1991    1992    1993    1994     1995    1996    1997     1998

                22.04%  -17.20%  -6.14%  -3.09%  78.68%  -15.46%  11.20%  19.92%  -39.39%  -8.64%



Percentage (%)
Row: 1, Col: 1, Value: 22.04
Row: 2, Col: 1, Value: -17.2
Row: 3, Col: 1, Value: -6.14
Row: 4, Col: 1, Value: -3.09
Row: 5, Col: 1, Value: 78.67999999999999
Row: 6, Col: 1, Value: -15.46
Row: 7, Col: 1, Value: 11.2
Row: 8, Col: 1, Value: 19.92
Row: 9, Col: 1, Value: -39.39
Row: 10, Col: 1, Value: -8.639999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR GOLD, THE HIGHEST RETURN FOR A QUARTER WAS 32.47% (QUARTER ENDING JUNE 30, 1993) AND THE LOWEST RETURN FOR A QUARTER WAS -32.11% (QUARTER ENDING DECEMBER 31, 1997).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR GOLD WAS -6.09%.

HEALTH CARE

Calendar Years  1989    1990    1991    1992     1993   1994    1995    1996    1997    1998

                42.49%  24.32%  83.69%  -17.43%  2.42%  21.46%  45.86%  15.46%  31.15%  41.28%



Percentage (%)
Row: 1, Col: 1, Value: 42.49
Row: 2, Col: 1, Value: 24.32
Row: 3, Col: 1, Value: 83.69
Row: 4, Col: 1, Value: -17.43
Row: 5, Col: 1, Value: 2.42
Row: 6, Col: 1, Value: 21.46
Row: 7, Col: 1, Value: 45.86
Row: 8, Col: 1, Value: 15.46
Row: 9, Col: 1, Value: 31.15
Row: 10, Col: 1, Value: 41.28

DURING THE PERIODS SHOWN IN THE CHART FOR HEALTH CARE, THE HIGHEST RETURN FOR A QUARTER WAS 34.45% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -13.15% (QUARTER ENDING MARCH 31,
1992).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR HEALTH CARE WAS
1.99%.

HOME FINANCE

Calendar Years  1989   1990     1991    1992    1993    1994   1995    1996    1997    1998

                9.33%  -15.08%  64.61%  57.85%  27.29%  2.68%  53.49%  36.88%  45.75%  -14.81%



Percentage (%)
Row: 1, Col: 1, Value: 9.33
Row: 2, Col: 1, Value: -15.08
Row: 3, Col: 1, Value: 64.61
Row: 4, Col: 1, Value: 57.84999999999999
Row: 5, Col: 1, Value: 27.29
Row: 6, Col: 1, Value: 2.68
Row: 7, Col: 1, Value: 53.49
Row: 8, Col: 1, Value: 36.88
Row: 9, Col: 1, Value: 45.75
Row: 10, Col: 1, Value: -14.81

DURING THE PERIODS SHOWN IN THE CHART FOR HOME FINANCE, THE HIGHEST RETURN FOR A QUARTER WAS 30.19% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -25.76% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR HOME FINANCE WAS
-0.62%.

INDUSTRIAL EQUIPMENT

Calendar Years         1989    1990     1991    1992    1993    1994   1995    1996    1997    1998

                       17.95%  -15.51%  26.84%  11.34%  43.33%  3.13%  27.81%  26.71%  18.55%  12.67%



Percentage (%)
Row: 1, Col: 1, Value: 17.95
Row: 2, Col: 1, Value: -15.51
Row: 3, Col: 1, Value: 26.84
Row: 4, Col: 1, Value: 11.34
Row: 5, Col: 1, Value: 43.33
Row: 6, Col: 1, Value: 3.13
Row: 7, Col: 1, Value: 27.81
Row: 8, Col: 1, Value: 26.71
Row: 9, Col: 1, Value: 18.55
Row: 10, Col: 1, Value: 12.67

DURING THE PERIODS SHOWN IN THE CHART FOR INDUSTRIAL EQUIPMENT, THE HIGHEST RETURN FOR A QUARTER WAS 20.08% (QUARTER ENDING MARCH 31,
1991) AND THE LOWEST RETURN FOR A QUARTER WAS -29.18% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR INDUSTRIAL EQUIPMENT
WAS -1.47%.

INDUSTRIAL MATERIALS

Calendar Years         1989   1990     1991    1992    1993    1994   1995    1996    1997   1998

                       4.45%  -17.17%  35.81%  12.37%  21.38%  8.19%  15.39%  14.01%  1.75%  -11.02%



Percentage (%)
Row: 1, Col: 1, Value: 4.45
Row: 2, Col: 1, Value: -17.17
Row: 3, Col: 1, Value: 35.81
Row: 4, Col: 1, Value: 12.37
Row: 5, Col: 1, Value: 21.38
Row: 6, Col: 1, Value: 8.19
Row: 7, Col: 1, Value: 15.39
Row: 8, Col: 1, Value: 14.01
Row: 9, Col: 1, Value: 1.75
Row: 10, Col: 1, Value: -11.02

DURING THE PERIODS SHOWN IN THE CHART FOR INDUSTRIAL MATERIALS, THE HIGHEST RETURN FOR A QUARTER WAS 12.69% (QUARTER ENDING MARCH 31,
1991) AND THE LOWEST RETURN FOR A QUARTER WAS -21.26% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR INDUSTRIAL MATERIALS
WAS 0.10%.

INSURANCE

Calendar Years  1989    1990    1991    1992    1993   1994    1995    1996    1997    1998

                37.83%  -9.81%  36.68%  22.50%  8.18%  -0.35%  34.81%  23.71%  42.47%  20.32%



Percentage (%)
Row: 1, Col: 1, Value: 37.83
Row: 2, Col: 1, Value: -9.810000000000001
Row: 3, Col: 1, Value: 36.68
Row: 4, Col: 1, Value: 22.5
Row: 5, Col: 1, Value: 8.18
Row: 6, Col: 1, Value: -0.35
Row: 7, Col: 1, Value: 34.81
Row: 8, Col: 1, Value: 23.71
Row: 9, Col: 1, Value: 42.47
Row: 10, Col: 1, Value: 20.32

DURING THE PERIODS SHOWN IN THE CHART FOR INSURANCE, THE HIGHEST
RETURN FOR A QUARTER WAS 23.68% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -19.37% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR INSURANCE WAS 0.97%.

LEISURE

Calendar Years  1989    1990     1991    1992    1993    1994    1995    1996    1997    1998

                31.21%  -22.29%  32.94%  16.23%  39.55%  -6.84%  26.96%  13.41%  41.29%  37.92%



Percentage (%)
Row: 1, Col: 1, Value: 31.21
Row: 2, Col: 1, Value: -22.29
Row: 3, Col: 1, Value: 32.94
Row: 4, Col: 1, Value: 16.23
Row: 5, Col: 1, Value: 39.55
Row: 6, Col: 1, Value: -6.84
Row: 7, Col: 1, Value: 26.96
Row: 8, Col: 1, Value: 13.41
Row: 9, Col: 1, Value: 41.29000000000001
Row: 10, Col: 1, Value: 37.92

DURING THE PERIODS SHOWN IN THE CHART FOR LEISURE, THE HIGHEST RETURN FOR A QUARTER WAS 32.19% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -22.70% (QUARTER ENDING SEPTEMBER 30,
1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR LEISURE WAS 16.40%.

MEDICAL DELIVERY

Calendar Years     1989    1990    1991    1992     1993   1994    1995    1996    1997    1998

                   58.02%  16.26%  77.83%  -13.19%  5.52%  19.84%  32.18%  11.00%  20.14%  -6.16%



Percentage (%)
Row: 1, Col: 1, Value: 58.02
Row: 2, Col: 1, Value: 16.26
Row: 3, Col: 1, Value: 77.83
Row: 4, Col: 1, Value: -13.19
Row: 5, Col: 1, Value: 5.52
Row: 6, Col: 1, Value: 19.84
Row: 7, Col: 1, Value: 32.18
Row: 8, Col: 1, Value: 11.0
Row: 9, Col: 1, Value: 20.14
Row: 10, Col: 1, Value: -6.159999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR MEDICAL DELIVERY, THE
HIGHEST RETURN FOR A QUARTER WAS 41.61% (QUARTER ENDING MARCH 31,
1991) AND THE LOWEST RETURN FOR A QUARTER WAS -26.26% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR MEDICAL DELIVERY WAS
-21.50%.

MULTIMEDIA

Calendar Years  1989    1990     1991    1992    1993    1994   1995    1996   1997    1998

                32.54%  -26.21%  37.85%  21.50%  38.02%  4.00%  33.67%  1.07%  30.93%  35.69%



Percentage (%)
Row: 1, Col: 1, Value: 32.54
Row: 2, Col: 1, Value: -26.21
Row: 3, Col: 1, Value: 37.84999999999999
Row: 4, Col: 1, Value: 21.5
Row: 5, Col: 1, Value: 38.02
Row: 6, Col: 1, Value: 4.0
Row: 7, Col: 1, Value: 33.67
Row: 8, Col: 1, Value: 1.07
Row: 9, Col: 1, Value: 30.93
Row: 10, Col: 1, Value: 35.69000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR MULTIMEDIA, THE HIGHEST
RETURN FOR A QUARTER WAS 27.35% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -24.82% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR MULTIMEDIA WAS
11.37%.

NATURAL GAS

Calendar Years                      1994    1995    1996    1997    1998

                                    -6.84%  30.38%  34.32%  -8.06%  -12.40%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: -6.84
Row: 7, Col: 1, Value: 30.38
Row: 8, Col: 1, Value: 34.32
Row: 9, Col: 1, Value: -8.060000000000001
Row: 10, Col: 1, Value: -12.4

DURING THE PERIODS SHOWN IN THE CHART FOR NATURAL GAS, THE HIGHEST RETURN FOR A QUARTER WAS 16.45% (QUARTER ENDING SEPTEMBER 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -16.04% (QUARTER ENDING MARCH 31, 1997).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR NATURAL GAS WAS
7.20%.

NATURAL RESOURCES

Calendar Year                                           1998

                                                        -16.57%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: -16.57

DURING THE PERIOD SHOWN IN THE CHART FOR NATURAL RESOURCES, THE
HIGHEST RETURN FOR A QUARTER WAS 4.82% (QUARTER ENDING MARCH 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -11.34% (QUARTER ENDING
SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR NATURAL RESOURCES WAS
10.51%.

PAPER AND FOREST PRODUCTS

Calendar Years              1989   1990     1991    1992    1993    1994    1995    1996   1997   1998

                            4.08%  -15.11%  34.77%  12.05%  18.55%  14.14%  21.91%  7.07%  9.35%  -7.89%



Percentage (%)
Row: 1, Col: 1, Value: 4.08
Row: 2, Col: 1, Value: -15.11
Row: 3, Col: 1, Value: 34.77
Row: 4, Col: 1, Value: 12.05
Row: 5, Col: 1, Value: 18.55
Row: 6, Col: 1, Value: 14.14
Row: 7, Col: 1, Value: 21.91
Row: 8, Col: 1, Value: 7.07
Row: 9, Col: 1, Value: 9.350000000000001
Row: 10, Col: 1, Value: -7.89

DURING THE PERIODS SHOWN IN THE CHART FOR PAPER AND FOREST PRODUCTS, THE HIGHEST RETURN FOR A QUARTER WAS 22.74% (QUARTER ENDING SEPTEMBER 30, 1994) AND THE LOWEST RETURN FOR A QUARTER WAS -21.04% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR PAPER AND FOREST
PRODUCTS WAS 1.41%.

PRECIOUS METALS AND MINERALS

Calendar Years                 1989    1990     1991   1992     1993     1994    1995    1996   1997     1998

                               32.16%  -21.07%  1.54%  -21.87%  111.62%  -1.14%  -3.34%  5.42%  -44.89%  0.10%



Percentage (%)
Row: 1, Col: 1, Value: 32.16
Row: 2, Col: 1, Value: -21.07
Row: 3, Col: 1, Value: 1.54
Row: 4, Col: 1, Value: -21.87
Row: 5, Col: 1, Value: 111.62
Row: 6, Col: 1, Value: -1.14
Row: 7, Col: 1, Value: -3.34
Row: 8, Col: 1, Value: 5.42
Row: 9, Col: 1, Value: -44.89
Row: 10, Col: 1, Value: 0.1

DURING THE PERIODS SHOWN IN THE CHART FOR PRECIOUS METALS AND
MINERALS, THE HIGHEST RETURN FOR A QUARTER WAS 33.66% (QUARTER ENDING JUNE 30, 1993) AND THE LOWEST RETURN FOR A QUARTER WAS -31.22%
(QUARTER ENDING DECEMBER 31, 1997).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR PRECIOUS METALS AND MINERALS WAS -7.09%.

REGIONAL BANKS

Calendar Years   1989    1990     1991    1992    1993    1994   1995    1996    1997    1998

                 26.65%  -20.67%  65.79%  48.52%  11.17%  0.22%  46.77%  35.89%  45.56%  11.85%



Percentage (%)
Row: 1, Col: 1, Value: 26.65
Row: 2, Col: 1, Value: -20.67
Row: 3, Col: 1, Value: 65.79000000000001
Row: 4, Col: 1, Value: 48.52
Row: 5, Col: 1, Value: 11.17
Row: 6, Col: 1, Value: 0.22
Row: 7, Col: 1, Value: 46.77
Row: 8, Col: 1, Value: 35.89
Row: 9, Col: 1, Value: 45.56
Row: 10, Col: 1, Value: 11.85

DURING THE PERIODS SHOWN IN THE CHART FOR REGIONAL BANKS, THE HIGHEST RETURN FOR A QUARTER WAS 22.20% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -25.20% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR REGIONAL BANKS WAS
-3.13%.

RETAILING

Calendar Years  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

                29.53%  -5.03%  68.13%  22.08%  13.03%  -5.01%  11.98%  20.86%  41.73%  45.76%



Percentage (%)
Row: 1, Col: 1, Value: 29.53
Row: 2, Col: 1, Value: -5.03
Row: 3, Col: 1, Value: 68.13
Row: 4, Col: 1, Value: 22.08
Row: 5, Col: 1, Value: 13.03
Row: 6, Col: 1, Value: -5.01
Row: 7, Col: 1, Value: 11.98
Row: 8, Col: 1, Value: 20.86
Row: 9, Col: 1, Value: 41.73
Row: 10, Col: 1, Value: 45.76000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR RETAILING, THE HIGHEST
RETURN FOR A QUARTER WAS 34.78% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -27.05% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR RETAILING WAS 5.88%.

SOFTWARE AND COMPUTER SERVICES

Calendar Years                   1989    1990   1991    1992    1993    1994   1995    1996    1997    1998

                                 12.05%  0.86%  45.84%  35.54%  32.73%  0.39%  46.26%  21.77%  15.01%  45.77%



Percentage (%)
Row: 1, Col: 1, Value: 12.05
Row: 2, Col: 1, Value: 0.8600000000000001
Row: 3, Col: 1, Value: 45.84
Row: 4, Col: 1, Value: 35.54
Row: 5, Col: 1, Value: 32.73
Row: 6, Col: 1, Value: 0.3900000000000001
Row: 7, Col: 1, Value: 46.26000000000001
Row: 8, Col: 1, Value: 21.77
Row: 9, Col: 1, Value: 15.01
Row: 10, Col: 1, Value: 45.77

DURING THE PERIODS SHOWN IN THE CHART FOR SOFTWARE AND COMPUTER
SERVICES, THE HIGHEST RETURN FOR A QUARTER WAS 30.03% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -30.81%
(QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SOFTWARE AND COMPUTER SERVICES WAS 9.12%.

TECHNOLOGY

Calendar Years  1989    1990    1991    1992   1993    1994    1995    1996    1997    1998

                16.99%  10.50%  58.97%  8.72%  28.65%  11.13%  43.81%  15.82%  10.33%  74.16%



Percentage (%)
Row: 1, Col: 1, Value: 16.99
Row: 2, Col: 1, Value: 10.5
Row: 3, Col: 1, Value: 58.97
Row: 4, Col: 1, Value: 8.719999999999999
Row: 5, Col: 1, Value: 28.65
Row: 6, Col: 1, Value: 11.13
Row: 7, Col: 1, Value: 43.81
Row: 8, Col: 1, Value: 15.82
Row: 9, Col: 1, Value: 10.33
Row: 10, Col: 1, Value: 74.16

DURING THE PERIODS SHOWN IN THE CHART FOR TECHNOLOGY, THE HIGHEST
RETURN FOR A QUARTER WAS 45.96% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -25.19% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR TECHNOLOGY WAS
18.63%.

TELECOMMUNICATIONS

Calendar Years       1989    1990     1991    1992    1993    1994   1995    1996   1997    1998

                     50.88%  -16.40%  30.85%  15.32%  29.72%  4.32%  29.66%  5.40%  25.83%  41.04%



Percentage (%)
Row: 1, Col: 1, Value: 50.88
Row: 2, Col: 1, Value: -16.4
Row: 3, Col: 1, Value: 30.85
Row: 4, Col: 1, Value: 15.32
Row: 5, Col: 1, Value: 29.72
Row: 6, Col: 1, Value: 4.319999999999999
Row: 7, Col: 1, Value: 29.66
Row: 8, Col: 1, Value: 5.4
Row: 9, Col: 1, Value: 25.83
Row: 10, Col: 1, Value: 41.04

DURING THE PERIODS SHOWN IN THE CHART FOR TELECOMMUNICATIONS, THE
HIGHEST RETURN FOR A QUARTER WAS 30.69% (QUARTER ENDING DECEMBER 31,
1998) AND THE LOWEST RETURN FOR A QUARTER WAS -21.14% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR TELECOMMUNICATIONS
WAS 10.09%.

TRANSPORTATION

Calendar Years   1989    1990     1991    1992    1993    1994   1995    1996   1997    1998

                 28.49%  -21.59%  54.14%  23.79%  29.32%  3.87%  15.17%  9.50%  32.13%  -4.34%



Percentage (%)
Row: 1, Col: 1, Value: 28.49
Row: 2, Col: 1, Value: -21.59
Row: 3, Col: 1, Value: 54.14
Row: 4, Col: 1, Value: 23.79
Row: 5, Col: 1, Value: 29.32
Row: 6, Col: 1, Value: 3.87
Row: 7, Col: 1, Value: 15.17
Row: 8, Col: 1, Value: 9.5
Row: 9, Col: 1, Value: 32.13
Row: 10, Col: 1, Value: -4.34

DURING THE PERIODS SHOWN IN THE CHART FOR TRANSPORTATION, THE HIGHEST RETURN FOR A QUARTER WAS 19.76% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -25.91% (QUARTER ENDING SEPTEMBER 30, 1990).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR TRANSPORTATION WAS
15.57%.

UTILITIES GROWTH

Calendar Years     1989    1990   1991    1992    1993    1994    1995    1996    1997    1998

                   39.02%  0.55%  21.03%  10.59%  12.54%  -7.41%  34.39%  11.37%  30.31%  43.16%



Percentage (%)
Row: 1, Col: 1, Value: 39.02
Row: 2, Col: 1, Value: 0.55
Row: 3, Col: 1, Value: 21.03
Row: 4, Col: 1, Value: 10.59
Row: 5, Col: 1, Value: 12.54
Row: 6, Col: 1, Value: -7.41
Row: 7, Col: 1, Value: 34.39
Row: 8, Col: 1, Value: 11.37
Row: 9, Col: 1, Value: 30.31
Row: 10, Col: 1, Value: 43.16

DURING THE PERIODS SHOWN IN THE CHART FOR UTILITIES GROWTH, THE
HIGHEST RETURN FOR A QUARTER WAS 23.01% (QUARTER ENDING DECEMBER 31,
1998) AND THE LOWEST RETURN FOR A QUARTER WAS -6.17% (QUARTER ENDING DECEMBER 31, 1993).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR UTILITIES GROWTH WAS
3.84%.

MONEY MARKET

Calendar Years  1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

                8.98%  7.79%  5.80%  3.52%  2.69%  3.74%  5.66%  5.06%  5.20%  5.20%



Percentage (%)
Row: 1, Col: 1, Value: 8.98
Row: 2, Col: 1, Value: 7.79
Row: 3, Col: 1, Value: 5.8
Row: 4, Col: 1, Value: 3.52
Row: 5, Col: 1, Value: 2.69
Row: 6, Col: 1, Value: 3.74
Row: 7, Col: 1, Value: 5.659999999999999
Row: 8, Col: 1, Value: 5.06
Row: 9, Col: 1, Value: 5.2
Row: 10, Col: 1, Value: 5.2

DURING THE PERIODS SHOWN IN THE CHART FOR MONEY MARKET, THE HIGHEST RETURN FOR A QUARTER WAS 1.91% (QUARTER ENDING JUNE 30, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS 0.63% (QUARTER ENDING DECEMBER 31,
1993).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR MONEY MARKET WAS
1.14%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of each fund's 3.00% maximum applicable front-end sales charge and $7.50 exchange fee (stock funds only).

For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of fundA
December 31, 1998

Air Transportation                3.15%        11.33%        12.95%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Automotive                        1.72%        6.42%         13.31%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Biotechnology                     25.75%       13.31%        21.44%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Health Care Index   40.26%       N/A           N/A

Brokerage and Investment          2.43%        18.89%        20.58%
Management

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Financial           9.04%        N/A           N/A
Services Index

Chemicals                         -18.49%      9.98%         11.91%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Computers                         90.41%       35.63%        28.13%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Technology Index    69.16%       N/A           N/A

Construction and Housing          19.08%       13.64%        16.17%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Consumer Industries               23.59%       18.15%        20.06%B

S&P 500                           28.58%       24.06%        20.83%

Goldman Sachs Consumer            24.91%       N/A           N/A
Industries Index

Cyclical Industries               5.43%        N/A           5.43%B

S&P 500                           28.58%       N/A           28.58%

Goldman Sachs Cyclical            4.74%        N/A           4.74%
Industries Index

Defense and Aerospace             1.13%        18.57%        14.81%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Developing Communications         62.57%       21.69%        26.73%B

S&P 500                           28.58%       24.06%        20.83%

Goldman Sachs Technology Index    69.16%       N/A           N/A

Electronics                       46.51%       36.14%        29.27%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Technology Index    69.16%       N/A           N/A

For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of fundA
December 31, 1998

Energy                            -17.37%      8.04%         8.86%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Natural             -14.19%      N/A           N/A
Resources Index

Energy Service                    -51.30%      9.35%         9.28%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Natural             -14.19%      N/A           N/A
Resources Index

Environmental Services            -19.53%      4.59%         2.85%B

S&P 500                           28.58%       24.06%        17.90%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Financial Services                10.64%       24.13%        21.86%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Financial           9.04%        N/A           N/A
Services Index

Food and Agriculture              12.14%       19.16%        18.89%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Consumer            24.91%       N/A           N/A
Industries Index

Gold                              -11.45%      -9.57%        -0.06%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Natural             -14.19%      N/A           N/A
Resources Index

Health Care                       36.97%       29.74%        26.04%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Health Care Index   40.26%       N/A           N/A

Home Finance                      -17.43%      21.04%        23.08%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Financial           9.04%        N/A           N/A
Services Index

Industrial Equipment              9.22%        16.69%        15.87%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Industrial Materials              -13.76%      4.55%         7.19%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Insurance                         16.64%       22.54%        20.06%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Financial           9.04%        N/A           N/A
Services Index

Leisure                           33.71%       20.44%        18.75%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Consumer            24.91%       N/A           N/A
Industries Index

Medical Delivery                  -9.05%       13.96%        19.12%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Health Care Index   40.26%       N/A           N/A

For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of fundA
December 31, 1998

Multimedia                        31.55%       19.34%        18.53%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Consumer            24.91%       N/A           N/A
Industries Index

Natural Gas                       -15.10%      4.96%         4.96%B

S&P 500                           28.58%       24.06%        24.06%

Goldman Sachs Utilities Index     34.29%       N/A           N/A

Natural Resources                 -19.15%      N/A           -19.15%B

S&P 500                           28.58%       N/A           28.58%

Goldman Sachs Natural             -14.19%      N/A           -14.19%
Resources Index

Paper and Forest Products         -10.73%      7.79%         8.69%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Precious Metals and Minerals      -2.97%       -11.65%       -0.58%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Natural             -14.19%      N/A           N/A
Resources Index

Regional Banks                    8.42%        25.84%        24.12%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Financial           9.04%        N/A           N/A
Services Index

Retailing                         41.32%       20.83%        22.08%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Consumer            24.91%       N/A           N/A
Industries Index

Software and Computer Services    41.32%       23.79%        24.04%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Technology Index    69.16%       N/A           N/A

Technology                        68.86%       28.10%        25.79%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Technology Index    69.16%       N/A           N/A

Telecommunications                36.74%       19.66%        19.74%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Utilities Index     34.29%       N/A           N/A

Transportation                    -7.28%       9.93%         14.85%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Utilities Growth                  38.79%       20.18%        18.10%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Utilities Index     34.29%       N/A           N/A

Money Market                      2.04%        4.33%         5.03%


A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.


B FROM JANUARY 1, 1990 FOR ENVIRONMENTAL SERVICES; JANUARY 1, 1991 FOR CONSUMER INDUSTRIES AND DEVELOPING COMMUNICATIONS; JANUARY 1, 1994 FOR NATURAL GAS; AND JANUARY 1, 1998 FOR CYCLICAL INDUSTRIES AND NATURAL RESOURCES.

If FMR had not reimbursed certain fund expenses during these periods, each fund's returns would have been lower.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Consumer Industries Index is a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. The annual fund operating expenses provided below for each fund do not reflect the effect of any reduction of certain expenses during the period. The annual fund operating expenses provided below for Cyclical Industries and Natural Resources do not reflect the effect of any expense reimbursements during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)       3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on            None
reinvested distributions

Deferred sales charge (load)      None
on redemptions

Redemption fee for the stock
funds (as a % of amount
redeemed)
on shares held 29 days or less    0.75%

on shares held 30 days or
more

for redemption amounts
of up to $1,000                  0.75%

for
redemption amounts of $1,000
or more                          $ 7.50

Exchange fee

for the stock funds onlyB        $ 7.50

Annual account maintenance       $ 12.00
fee (for accounts under
$2,500)

A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

AIR TRANSPORTATION              Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.77%

                                Total annual fund operating  1.35%
                                expensesA

AUTOMOTIVE                      Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.86%

                                Total annual fund operating  1.45%
                                expensesA

BIOTECHNOLOGY                   Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.75%

                                Total annual fund operating  1.34%
                                expensesA

BROKERAGE AND INVESTMENT        Management fee               0.59%
MANAGEMENT

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.67%

                                Total annual fund operating  1.26%
                                expensesA

BUSINESS SERVICES AND           Management fee               0.59%
OUTSOURCING

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.07%

                                Total annual fund operating  1.66%
                                expensesA

CHEMICALS                       Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.99%

                                Total annual fund operating  1.58%
                                expensesA

COMPUTERS                       Management fee               0.60%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.65%

                                Total annual fund operating  1.25%
                                expensesA

CONSTRUCTION AND HOUSING        Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.84%

                                Total annual fund operating  1.43%
                                expensesA

CONSUMER INDUSTRIES             Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.75%

                                Total annual fund operating  1.34%
                                expensesA

CYCLICAL INDUSTRIES             Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               3.38%

                                Total annual fund operating  3.97%
                                expensesA

DEFENSE AND AEROSPACE           Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.90%

                                Total annual fund operating  1.48%
                                expensesA

DEVELOPING COMMUNICATIONS       Management fee               0.60%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.78%

                                Total annual fund operating  1.38%
                                expensesA

ELECTRONICS                     Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.59%

                                Total annual fund operating  1.18%
                                expensesA

ENERGY                          Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.87%

                                Total annual fund operating  1.46%
                                expensesA

ENERGY SERVICE                  Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.80%

                                Total annual fund operating  1.39%
                                expensesA

ENVIRONMENTAL SERVICES          Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.61%

                                Total annual fund operating  2.20%
                                expensesA

FINANCIAL SERVICES              Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.61%

                                Total annual fund operating  1.20%
                                expensesA

FOOD AND AGRICULTURE            Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.72%

                                Total annual fund operating  1.31%
                                expensesA

GOLD                            Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.98%

                                Total annual fund operating  1.57%
                                expensesA

HEALTH CARE                     Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.48%

                                Total annual fund operating  1.07%
                                expensesA

HOME FINANCE                    Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.61%

                                Total annual fund operating  1.19%
                                expensesA

INDUSTRIAL EQUIPMENT            Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.84%

                                Total annual fund operating  1.43%
                                expensesA

INDUSTRIAL MATERIALS            Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.48%

                                Total annual fund operating  2.07%
                                expensesA

INSURANCE                       Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.74%

                                Total annual fund operating  1.33%
                                expensesA

LEISURE                         Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.67%

                                Total annual fund operating  1.26%
                                expensesA

MEDICAL DELIVERY                Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.81%

                                Total annual fund operating  1.40%
                                expensesA

MEDICAL EQUIPMENT AND SYSTEMS   Management fee               0.60%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.79%

                                Total annual fund operating  2.39%
                                expensesA

MULTIMEDIA                      Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.76%

                                Total annual fund operating  1.35%
                                expensesA

NATURAL GAS                     Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.98%

                                Total annual fund operating  1.57%
                                expensesA

NATURAL RESOURCES               Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               2.61%

                                Total annual fund operating  3.20%
                                expensesA

PAPER AND FOREST PRODUCTS       Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.71%

                                Total annual fund operating  2.30%
                                expensesA

PRECIOUS METALS AND MINERALS    Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.19%

                                Total annual fund operating  1.78%
                                expensesA

REGIONAL BANKS                  Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.58%

                                Total annual fund operating  1.17%
                                expensesA

RETAILING                       Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.66%

                                Total annual fund operating  1.25%
                                expensesA

SOFTWARE AND COMPUTER SERVICES  Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.69%

                                Total annual fund operating  1.28%
                                expensesA

TECHNOLOGY                      Management fee               0.60%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.64%

                                Total annual fund operating  1.24%
                                expensesA

TELECOMMUNICATIONS              Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.68%

                                Total annual fund operating  1.27%
                                expensesA

TRANSPORTATION                  Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.38%

                                Total annual fund operating  1.96%
                                expensesA

UTILITIES GROWTH                Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.59%

                                Total annual fund operating  1.18%
                                expensesA

MONEY MARKET                    Management fee               0.20%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.30%

                                Total annual fund operating  0.50%
                                expensesA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES
LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 2.50%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement for Cyclical Industries and Natural Resources, would have been:

Air Transportation               1.27%

Automotive                       1.41%

Biotechnology                    1.30%

Brokerage and Investment         1.24%
Management

Business Services and            1.64%
Outsourcing

Chemicals                        1.51%

Computers                        1.23%

Construction and Housing         1.37%

Consumer Industries              1.32%

Cyclical Industries              2.49%

Defense and Aerospace            1.42%

Developing Communications        1.34%

Electronics                      1.15%

Energy                           1.42%

Energy Service                   1.35%

Environmental Services           2.16%

Financial Services               1.18%

Food and Agriculture             1.29%

Gold                             1.54%

Health Care                      1.05%

Home Finance                     1.18%

Industrial Equipment             1.41%

Industrial Materials             2.04%

Insurance                        1.31%

Leisure                          1.24%

Medical Delivery                 1.37%

Medical Equipment and Systems    2.38%

Multimedia                       1.33%

Natural Gas                      1.52%

Natural Resources                2.47%

Paper and Forest Products        2.21%

Precious Metals and Minerals     1.74%

Regional Banks                   1.16%

Retailing                        1.22%

Software and Computer Services   1.27%

Technology                       1.20%

Telecommunications               1.25%

Transportation                   1.90%

Utilities Growth                 1.16%

Money Market                     0.49%

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                                          Account open    Account closed

AIR TRANSPORTATION              1 year    $ 433           $ 441

                                3 years   $ 715           $ 722

                                5 years   $ 1,017         $ 1,025

                                10 years  $ 1,875         $ 1,883

AUTOMOTIVE                      1 year    $ 443           $ 451

                                3 years   $ 745           $ 752

                                5 years   $ 1,068         $ 1,076

                                10 years  $ 1,983         $ 1,991

BIOTECHNOLOGY                   1 year    $ 432           $ 440

                                3 years   $ 712           $ 719

                                5 years   $ 1,012         $ 1,020

                                10 years  $ 1,864         $ 1,872

BROKERAGE AND INVESTMENT        1 year    $ 425           $ 432
MANAGEMENT

                                3 years   $ 688           $ 695

                                5 years   $ 971           $ 978

                                10 years  $ 1,777         $ 1,784

BUSINESS SERVICES AND           1 year    $ 464           $ 471
OUTSOURCING

                                3 years   $ 808           $ 815

                                5 years   $ 1,175         $ 1,183

                                10 years  $ 2,206         $ 2,214

CHEMICALS                       1 year    $ 456           $ 463

                                3 years   $ 784           $ 791

                                5 years   $ 1,135         $ 1,142

                                10 years  $ 2,122         $ 2,129

COMPUTERS                       1 year    $ 424           $ 431

                                3 years   $ 685           $ 692

                                5 years   $ 966           $ 973

                                10 years  $ 1,766         $ 1,773

CONSTRUCTION AND HOUSING        1 year    $ 441           $ 449

                                3 years   $ 739           $ 746

                                5 years   $ 1,058         $ 1,066

                                10 years  $ 1,962         $ 1,969

CONSUMER INDUSTRIES             1 year    $ 432           $ 440

                                3 years   $ 712           $ 719

                                5 years   $ 1,012         $ 1,020

                                10 years  $ 1,864         $ 1,872

CYCLICAL INDUSTRIES             1 year    $ 687           $ 695

                                3 years   $ 1,473         $ 1,481

                                5 years   $ 2,276         $ 2,283

                                10 years  $ 4,355         $ 4,363

DEFENSE AND AEROSPACE           1 year    $ 446           $ 454

                                3 years   $ 754           $ 761

                                5 years   $ 1,084         $ 1,091

                                10 years  $ 2,015         $ 2,023

DEVELOPING COMMUNICATIONS       1 year    $ 436           $ 444

                                3 years   $ 724           $ 731

                                5 years   $ 1,033         $ 1,040

                                10 years  $ 1,908         $ 1,915

ELECTRONICS                     1 year    $ 417           $ 424

                                3 years   $ 663           $ 671

                                5 years   $ 930           $ 937

                                10 years  $ 1,689         $ 1,696

ENERGY                          1 year    $ 444           $ 452

                                3 years   $ 748           $ 755

                                5 years   $ 1,073         $ 1,081

                                10 years  $ 1,994         $ 2,001

ENERGY SERVICE                  1 year    $ 437           $ 445

                                3 years   $ 727           $ 734

                                5 years   $ 1,038         $ 1,045

                                10 years  $ 1,919         $ 1,926

ENVIRONMENTAL SERVICES          1 year    $ 516           $ 524

                                3 years   $ 968           $ 975

                                5 years   $ 1,444         $ 1,452

                                10 years  $ 2,758         $ 2,765

FINANCIAL SERVICES              1 year    $ 419           $ 426

                                3 years   $ 670           $ 677

                                5 years   $ 940           $ 947

                                10 years  $ 1,711         $ 1,718

FOOD AND AGRICULTURE            1 year    $ 429           $ 437

                                3 years   $ 703           $ 710

                                5 years   $ 997           $ 1,004

                                10 years  $ 1,832         $ 1,839

GOLD                            1 year    $ 455           $ 462

                                3 years   $ 781           $ 788

                                5 years   $ 1,129         $ 1,137

                                10 years  $ 2,111         $ 2,119

HEALTH CARE                     1 year    $ 406           $ 413

                                3 years   $ 630           $ 638

                                5 years   $ 872           $ 880

                                10 years  $ 1,566         $ 1,574

HOME FINANCE                    1 year    $ 418           $ 425

                                3 years   $ 667           $ 674

                                5 years   $ 935           $ 942

                                10 years  $ 1,700         $ 1,707

INDUSTRIAL EQUIPMENT            1 year    $ 441           $ 449

                                3 years   $ 739           $ 746

                                5 years   $ 1,058         $ 1,066

                                10 years  $ 1,962         $ 1,969

INDUSTRIAL MATERIALS            1 year    $ 504           $ 511

                                3 years   $ 929           $ 937

                                5 years   $ 1,380         $ 1,388

                                10 years  $ 2,628         $ 2,636

INSURANCE                       1 year    $ 431           $ 439

                                3 years   $ 709           $ 716

                                5 years   $ 1,007         $ 1,014

                                10 years  $ 1,853         $ 1,861

LEISURE                         1 year    $ 425           $ 432

                                3 years   $ 688           $ 695

                                5 years   $ 971           $ 978

                                10 years  $ 1,777         $ 1,784

MEDICAL DELIVERY                1 year    $ 438           $ 446

                                3 years   $ 730           $ 737

                                5 years   $ 1,043         $ 1,050

                                10 years  $ 1,929         $ 1,937

MEDICAL EQUIPMENT AND SYSTEMS   1 year    $ 535           $ 542

                                3 years   $ 1,023         $ 1,031

                                5 years   $ 1,537         $ 1,545

                                10 years  $ 2,944         $ 2,952

MULTIMEDIA                      1 year    $ 433           $ 441

                                3 years   $ 715           $ 722

                                5 years   $ 1,017         $ 1,025

                                10 years  $ 1,875         $ 1,883

NATURAL GAS                     1 year    $ 455           $ 462

                                3 years   $ 781           $ 788

                                5 years   $ 1,129         $ 1,137

                                10 years  $ 2,111         $ 2,119

NATURAL RESOURCES               1 year    $ 613           $ 621

                                3 years   $ 1,257         $ 1,264

                                5 years   $ 1,923         $ 1,931

                                10 years  $ 3,698         $ 3,706

PAPER AND FOREST PRODUCTS       1 year    $ 526           $ 534

                                3 years   $ 997           $ 1,004

                                5 years   $ 1,493         $ 1,501

                                10 years  $ 2,857         $ 2,864

PRECIOUS METALS AND MINERALS    1 year    $ 475           $ 483

                                3 years   $ 843           $ 851

                                5 years   $ 1,236         $ 1,243

                                10 years  $ 2,332         $ 2,339

REGIONAL BANKS                  1 year    $ 416           $ 423

                                3 years   $ 660           $ 668

                                5 years   $ 924           $ 932

                                10 years  $ 1,678         $ 1,685

RETAILING                       1 year    $ 424           $ 431

                                3 years   $ 685           $ 692

                                5 years   $ 966           $ 973

                                10 years  $ 1,766         $ 1,773

SOFTWARE AND COMPUTER SERVICES  1 year    $ 426           $ 434

                                3 years   $ 694           $ 701

                                5 years   $ 981           $ 989

                                10 years  $ 1,799         $ 1,806

TECHNOLOGY                      1 year    $ 423           $ 430

                                3 years   $ 682           $ 689

                                5 years   $ 961           $ 968

                                10 years  $ 1,755         $ 1,762

TELECOMMUNICATIONS              1 year    $ 425           $ 433

                                3 years   $ 691           $ 699

                                5 years   $ 976           $ 984

                                10 years  $ 1,788         $ 1,796

TRANSPORTATION                  1 year    $ 493           $ 501

                                3 years   $ 897           $ 904

                                5 years   $ 1,326         $ 1,333

                                10 years  $ 2,517         $ 2,524

UTILITIES GROWTH                1 year    $ 417           $ 424

                                3 years   $ 663           $ 671

                                5 years   $ 930           $ 937

                                10 years  $ 1,689         $ 1,696

MONEY MARKET                    1 year    $ 350           $ 350

                                3 years   $ 456           $ 456

                                5 years   $ 571           $ 571

                                10 years  $ 909           $ 909

FUND BASICS


INVESTMENT DETAILS

THE STOCK FUNDS
INVESTMENT OBJECTIVE

Each fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

AIR TRANSPORTATION PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. These companies may include, for example, major airlines, commuter airlines, air cargo and express delivery operators, airfreight forwarders, and companies that provide equipment or services to these companies, such as aviation service firms and manufacturers of aeronautical equipment.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

AUTOMOTIVE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services. These companies may include, for example, companies involved with the manufacture and distribution of vehicles, vehicle parts and tires (either original equipment or for the after market) and companies involved in the retail sale of vehicles, parts, or tires. They may also include companies that provide automotive-related services to manufacturers, distributors or consumers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

BIOTECHNOLOGY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, and manufacture of various biotechnological products, services, and processes. These companies may include, for example, companies involved with applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery). They may also include companies that manufacture biotechnological and biomedical products, including devices and instruments; companies that provide biotechnological processes or services; companies that provide scientific and technological advances in biotechnology; and companies involved with new or experimental technologies such as genetic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies.

FMR may also invest the fund's assets in securities of companies that distribute biotechnological and biomedical products, including devices and instruments, and companies that benefit significantly from scientific and technological advances in biotechnology.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing business-related services to companies and other organizations. These companies may include those that provide, for example, data processing, consulting, outsourcing, temporary employment, market research or database services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying, typically on a contractual or fee basis.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CHEMICALS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries. These companies may include, for example, companies involved with products such as basic and intermediate organic and inorganic chemicals, plastics, synthetic fibers, fertilizers, industrial gases, flavorings, fragrances, biological materials, catalysts, carriers, additives, and process aids. They may also include companies providing design, engineering, construction, and consulting services to companies engaged in chemical processing.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

COMPUTERS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry. These companies may include, for example, companies that provide products or services such as mainframes, minicomputers, microcomputers, peripherals, computer and office equipment wholesalers, software retailers, data or information processing, office or factory automation, robotics, artificial intelligence, computer-aided design, medical technology, engineering and manufacturing, data communications and software.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CONSTRUCTION AND HOUSING PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries. These companies may include, for example, companies that produce basic building materials such as cement, aggregates, gypsum, timber, and wall and floor coverings; companies that supply home furnishings; and companies that provide engineering or contracting services. They may also include companies involved in real estate development and construction financing such as homebuilders, architectural and design firms, and property managers, and companies involved in the home improvement and maintenance industry, including building material retailers and distributors, household service firms, and those companies that supply such companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CONSUMER INDUSTRIES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture and distribution of goods to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; and companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). They may also include companies that provide consumer services such as lodging, child care, convenience stores, and car rentals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CYCLICAL INDUSTRIES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These companies may include, for example, companies in the the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DEFENSE AND AEROSPACE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries. These companies may include, for example, companies that provide the following products or services: air transport; defense electronics; aircraft or spacecraft production; missile design; data processing or computer-related services; communications systems; research; development and manufacture of military weapons and transportation; general aviation equipment, missiles, space launch vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DEVELOPING COMMUNICATIONS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. These companies may include, for example, companies involved in cellular communications, software development, video conferencing, data processing, paging, personal communications networks, special mobile radio, facsimile, fiber optic transmission, voicemail, microwave, satellite, local and wide area networking, and other transmission electronics. FMR places less emphasis on traditional communications companies such as traditional telephone utilities and large long distance carriers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ELECTRONICS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, medical electronics, consumer electronics, advanced design and manufacturing technologies (e.g., computer-aided design and computer-aided manufacturing, computer-aided engineering, and robotics), and lasers and electro-optics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ENERGY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies that produce, generate, refine, control, transmit, market, distribute or measure energy or energy fuels such as petro-chemicals; companies involved in providing products and services to companies in the energy field; companies involved in energy research or experimentation; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ENERGY SERVICE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies providing services and equipment for drilling processes such as offshore and onshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies that provide geological and geophysical services; companies involved in energy transport; companies involved in geothermal, electric or nuclear plant design or construction; and companies with a variety of products or services including oil tool rental, underwater well services, helicopter services, energy-related capital equipment, and mining-related equipment or services. They may also include companies that provide products and services to these companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ENVIRONMENTAL SERVICES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture or distribution of products, processes, or services related to waste management or pollution control. These companies may include, for example, companies involved in the transportation, treatment, and disposal of both hazardous and solid wastes, including: waste-to-energy and recycling; remedial project efforts, including groundwater and underground storage tank decontamination, asbestos cleanup and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems including, among others, contaminated water, air pollution, and acid rain. They may also include companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FINANCIAL SERVICES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80%, of the fund's assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FOOD AND AGRICULTURE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services such as meat and poultry processing and wholesale and retail distribution and warehousing of food and food-related products, including restaurants and grocery stores; companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and dietary products, wood products, tobacco, fertilizer and agricultural machinery; and companies engaged in the development of new technologies to provide, for example, improved hybrid seeds, new and safer food storage and new enzyme technologies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

GOLD PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals. FMR invests the fund's assets primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins. Gold-related activities may include exploration, mining, processing, or dealing in gold or the manufacture or distribution of gold products such as jewelry, watches and gold foil and leaf. FMR treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins.

FMR may also invest the fund's assets in other precious metals in the form of bullion, coins, securities indexed to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

HEALTH CARE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services such as medical, dental and optical products, hardware or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.
FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

HOME FINANCE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans. These companies may include, for example, mortgage banking companies, real estate investment trusts, government-sponsored enterprises, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, and other depository institutions.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INDUSTRIAL EQUIPMENT PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers, and subcontractors. These companies may include, for example, companies that provide service establishment, railroad, textile, farming, mining, oilfield, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation or machine tools; companies that manufacture products or service equipment for the food, clothing or sporting goods industries; cable equipment companies; and office automation companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INDUSTRIAL MATERIALS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. These materials and goods may include, for example, chemicals, metals, textiles, wood products, cement and gypsum. These companies may include, for example, mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INSURANCE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance. These companies may include, for example, companies that provide a specific type of insurance, such as life or health insurance, those that offer a variety of insurance products, and those that provide insurance services such as insurance brokers, reciprocals and claims processors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

LEISURE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries. These companies may include, for example, companies that provide goods or services including: television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; sports arenas and gaming casinos; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; hotels and motels; leisure apparel or footwear; fast food, beverages, restaurants, and tobacco products.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

MEDICAL DELIVERY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. These companies may include, for example, companies that operate acute care, psychiatric, teaching, or specialized treatment hospitals; companies that provide outpatient surgical, outpatient rehabilitation, or other specialized care, home health care, drug and alcohol abuse treatment, and dental care; companies that operate comprehensive health maintenance organizations and nursing homes for the elderly and disabled; companies that supply medical equipment; and companies that provide related services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies. These companies may include, for example, companies involved in the design and manufacture of medical equipment and devices, drug delivery technologies, hospital equipment and supplies, medical instrumentation and medical diagnostics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

MULTIMEDIA PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. These companies may include, for example, advertising companies; companies that own, operate or broadcast free or pay television, radio or cable stations; theaters; film studios; publishers or sellers of newspapers, magazines, books or video products; printing, cable television and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in the development, syndication and transmission of television, movie programming, advertising and cellular communications; companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

NATURAL GAS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. These companies may include, for example, companies involved in the production, refinement, transmission, distribution, marketing, control, or measurement of natural gas; companies involved in exploration of potential natural gas sources; companies involved in natural gas research or experimentation; companies working toward the solution of energy problems, such as energy conservation or pollution control through the use of natural gas; companies working toward technological advances in the natural gas field; and other companies providing equipment or services to the field.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

NATURAL RESOURCES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals. FMR invests the fund's assets primarily in companies that own or develop natural resources, or supply goods and services to such companies.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

PAPER AND FOREST PRODUCTS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry. These companies may include, for example, paper production and office product companies, printers, and publishers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

PRECIOUS METALS AND MINERALS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals. FMR invests the fund's assets primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and in precious metals. These companies may include, for example, companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foils and leaf). FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may also invest the fund's assets in securities of companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

REGIONAL BANKS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. These companies concentrate their operations in a specific part of the country and may include, for example, state chartered banks, savings and loan institutions, banks that are members of the Federal Reserve System, and U.S. institutions whose deposits are not insured by the federal government. In addition, these companies may offer merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

RETAILING PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers. These companies may include, for example, general merchandise retailers; drug and department stores; suppliers of goods and services for homes and yards; specialty retailers selling a single category of merchandise such as food, apparel, jewelry, toys, electronics, computers or home improvement products; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video-based electronic systems.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

SOFTWARE AND COMPUTER SERVICES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, design, production or distribution of products or processes that relate to software or information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and companies that provide time-sharing services, computer consulting or facilities management services, and data communications services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

TECHNOLOGY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

TELECOMMUNICATIONS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment. These companies may include, for example, companies that provide traditional local and long-distance telephone service or equipment; companies that provide cellular, paging, local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies involved in new technologies such as fiber optics, semiconductors, and data transmission.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

TRANSPORTATION PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment. These companies may include, for example, companies involved in the movement of freight or people such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; companies that provide leasing and maintenance for automobiles, trucks, containers, railcars and planes; and companies that sell fuel-saving devices to the transportation industry and those that sell insurance and software developed primarily for transportation companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

UTILITIES GROWTH PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. These companies may include, for example, companies that manufacture, produce, generate, transmit or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these events will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of industries, each fund's performance is expected to be closely tied to economic and market conditions within that industry or group of industries and to be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Financial Services, Home Finance and Regional Banks) in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

INDUSTRY CONCENTRATION. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The AIR TRANSPORTATION industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, and the price of fuel. Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

The AUTOMOTIVE industry can be highly cyclical and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and may be non-diversified in both product line and customer base.

The BIOTECHNOLOGY industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

The BROKERAGE AND INVESTMENT MANAGEMENT industry can be significantly affected by changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry. The performance of companies in this industry can be closely tied to the stock and bond markets and can suffer during market declines. Revenues often depend on overall market activity.

The BUSINESS SERVICES AND OUTSOURCING industry is, in part, subject to continued demand for such services as companies and other organizations seek alternative, cost effective means to meet their economic goals. The industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees.

The CHEMICAL industry can be significantly affected by intense competition, product obsolescence, and government regulation. As regulations are developed and enforced, chemical companies may be required to alter or cease production of a product, to pay fines, to pay for cleaning up a disposal site, or to agree to restrictions on their operations. In addition, some of the materials and processes used by these companies involve hazardous components. There are risks associated with their production, handling and disposal.

The COMPUTER industry can be significantly affected by competitive pressures. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, and product obsolescence.

The CONSTRUCTION AND HOUSING industry can be significantly affected by changes in government spending on housing subsidies, public works and transportation facilities such as highways and airports, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts, and the level of new and existing home sales.

The CONSUMER industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The CYCLICAL industries can be significantly affected by general economic trends, including employment, economic growth and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The DEFENSE AND AEROSPACE industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services. Defense spending is currently under pressure from efforts to control the U.S. budget deficit.

The DEVELOPING COMMUNICATIONS industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, and rapid obsolescence.

The ELECTRONICS industry can be significantly affected by rapid obsolescence, intense competition and global demand.

The ENERGY industry can be significantly affected by fluctuations in price and supply of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The ENERGY SERVICE industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.

The ENVIRONMENTAL SERVICES industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies for both commercial and governmental generators of waste materials as well as specific expenditures designated for remedial cleanup efforts. As regulations are developed and enforced, companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, hazardous materials involved in environmental services present significant liability risk.

The FINANCIAL SERVICES industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

The FOOD AND AGRICULTURE industry can be significantly affected by demographic and product trends, food fads, marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The GOLD industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metal mining securities can be subject to substantial fluctuations over short periods of time. Because much of the world's gold reserves are located in South Africa, the social and economic conditions there and in neighboring countries can affect gold and gold-related companies located in South Africa and worldwide.

The HEALTH CARE industries are subject to government regulation and government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete.

The HOME FINANCE industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Change continues in the origination, packaging, selling, holding, and insuring of home finance products.

The INDUSTRIAL EQUIPMENT industry can be significantly affected by overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and foreign competition. The industrial equipment industry can also be significantly affected by economic cycles, technical obsolescence, labor relations, and government regulations.

The INDUSTRIAL MATERIALS industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, which leads to commodity price declines and unit price reductions. Companies in the industry can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The INSURANCE industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of cash reserves, the inability to collect from reinsurance carriers, liability for the coverage of environmental clean-up costs from past years, and as yet unanticipated liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes.

The LEISURE industry can be significantly affected by changing consumer tastes and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulation.

The MEDICAL DELIVERY industry is subject to extensive government regulation, and can be significantly affected by government reimbursement for medical expenses. Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. The industry can also be significantly affected by rising costs of medical products and services, a shift away from traditional health insurance toward health maintenance organizations, and increased emphasis on outpatient services.

The MEDICAL EQUIPMENT AND SYSTEMS industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

The MULTIMEDIA industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations.

The NATURAL GAS industry is subject to changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other domestic and foreign government regulations.

The NATURAL RESOURCES industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

The PAPER AND FOREST PRODUCTS industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates, which may affect product pricing, costs and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The PRECIOUS METALS AND MINERALS industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of precious metal mining securities can be subject to substantial fluctuations over short periods of time. Because much of the world's gold reserves are located in South Africa, the social and economic conditions there and in neighboring countries can affect gold and gold-related companies located in South Africa and worldwide.

The REGIONAL BANKINg industry can be significantly affected by legislation currently being considered that would reduce the separation between commercial and investment banking businesses and could change the laws governing capitalization and the savings and loan industry. The services offered by banks could expand if legislation broadening bank powers is enacted. While providing diversification, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between regional banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded regional banks. In addition, general economic conditions are important to regional banks which face exposure to credit losses and are significantly affected by changes in interest rates.

The RETAIL industry can be significantly affected by consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes.

The SOFTWARE AND COMPUTER SERVICES industry can be significantly affected by competitive pressures. For example, an increasing number of companies and new product offerings can lead to aggressive pricing and slower selling cycles.

The TECHNOLOGY industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

The TELECOMMUNICATIONS industry, particularly telephone operating companies, is subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The TRANSPORTATION industry can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions may adversely affect transportation companies.

The UTILITIES industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets or financial resources.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

THE MONEY MARKET FUND

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. FMR invests at least 80% of the fund's assets in money market instruments.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

The following factors may significantly affect the fund's performance:

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

AIR TRANSPORTATION PORTFOLIO invests primarily in companies engaged in the regional, national and international movement of passengers, mail, and freight via aircraft.

AUTOMOTIVE PORTFOLIO invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

BIOTECHNOLOGY PORTFOLIO invests primarily in companies engaged in the research, development, and manufacture of various biotechnological products, services and processes.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO invests primarily in companies that provide business-related services to companies and other organizations.

CHEMICALS PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.

COMPUTERS PORTFOLIO invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.

CONSTRUCTION AND HOUSING PORTFOLIO invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.

CONSUMER INDUSTRIES PORTFOLIO invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

CYCLICAL INDUSTRIES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.

DEFENSE AND AEROSPACE PORTFOLIO invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.

DEVELOPING COMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture or sale of emerging communications services or equipment.

ELECTRONICS PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

ENERGY PORTFOLIO invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

ENERGY SERVICE PORTFOLIO invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

ENVIRONMENTAL SERVICES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or distribution of products, processes or services related to waste management or pollution control.

FINANCIAL SERVICES PORTFOLIO invests primarily in companies that provide financial services to consumers and industry.

FOOD AND AGRICULTURE PORTFOLIO invests primarily in companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

HEALTH CARE PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

HOME FINANCE PORTFOLIO invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans.

INDUSTRIAL EQUIPMENT PORTFOLIO invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers and subcontractors.

INDUSTRIAL MATERIALS PORTFOLIO invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

INSURANCE PORTFOLIO invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

LEISURE PORTFOLIO invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries.

MEDICAL DELIVERY PORTFOLIO invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO invests primarily in companies engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies.

MULTIMEDIA PORTFOLIO invests primarily in companies engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries.

NATURAL GAS PORTFOLIO invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

NATURAL RESOURCES PORTFOLIO invests primarily in companies that own or develop natural resources, or supply goods and services to such companies.

PAPER AND FOREST PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry.

PRECIOUS METALS AND MINERALS PORTFOLIO invests primarily in companies engaged in exploration, mining, processing or dealing in gold, silver, platinum, diamonds or other precious metals and minerals.

REGIONAL BANKS PORTFOLIO invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.

RETAILING PORTFOLIO invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers.

SOFTWARE AND COMPUTER SERVICES PORTFOLIO invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services.

TECHNOLOGY PORTFOLIO invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

TELECOMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

TRANSPORTATION PORTFOLIO invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

UTILITIES GROWTH PORTFOLIO invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity, by investing in a broad range of high quality money market instruments.

EACH STOCK FUND seeks capital appreciation.

With the exception of Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources, each stock fund seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks, and for Gold and Precious Metals and Minerals, in certain precious metals. For each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources), FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value. When FMR considers it appropriate for defensive purposes, each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources) may temporarily invest substantially in investment-grade debt securities.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each stock fund's NAV as of each hour, from 10:00 a.m. to the close of business of the NYSE, normally 4:00 p.m. Eastern time. On days when the NYSE closes early, Fidelity will calculate the last NAV for the stock funds as of the close of the NYSE. In addition, Fidelity will not calculate a stock fund's NAV if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Fidelity normally calculates the money market fund's NAV as of the close of the NYSE, normally 4:00 p.m. Eastern time. However, the money market fund's NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Each fund's assets are valued as of these times for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each stock fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage
Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product and service information, please use the following Web site and phone numbers:

(small solid bullet) For information over the Internet, visit
Fidelity's Web site at www.fidelity.com.

(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555.

(small solid bullet) For exchanges and redemptions, 1-800-544-7777.

(small solid bullet) For account assistance, 1-800-544-6666.

(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.

(small solid bullet) For brokerage information, 1-800-544-7272.

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m.-9:00 p.m. Eastern time).

Please use the following addresses:

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

You may buy or sell shares of the funds through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT

FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

(solid bullet) ROTH IRAS

(solid bullet) ROLLOVER IRAS

(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS

(solid bullet) KEOGH PLANS

(solid bullet) SIMPLE IRAS

(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)

(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

(solid bullet) 403(B) CUSTODIAL ACCOUNTS

(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of each fund is the fund's offering price or the fund's NAV, depending on whether you pay a sales charge.

If you pay a sales charge, your price will be the fund's offering price. When you buy shares of a fund at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund. If you qualify for a sales charge waiver, your price will be the fund's NAV.

The offering price of each fund is its NAV divided by the difference between one and the applicable sales charge percentage. The maximum sales charge is 3.00% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your investment is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If you do not specify a particular stock fund, your investment will be made in the money market fund until Fidelity receives instructions in proper form from you.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS

TO OPEN AN ACCOUNT                        $2,500
For certain Fidelity retirement accountsA $500
TO ADD TO AN ACCOUNT                      $250
Through regular investment plans          $100
MINIMUM BALANCE                           $2,000
For certain Fidelity retirement accountsA $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH
ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory Services SM, a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts.

In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE 1-800-544-7777         TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Call the phone number at left.
                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Call the phone number at left.

                             (small solid bullet) Use
                             Fidelity Money
                             Line(registered trademark)
                             to transfer from your bank
                             account.

INTERNET WWW.FIDELITY.COM    TO OPEN AN ACCOUNT

                             (small solid bullet) Complete
                             and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address
                             under "Mail" below.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from another Fidelity fund.

                             (small solid bullet) Use
                             Fidelity Money Line to
                             transfer from your bank
                             account.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770001 CINCINNATI,  (small solid bullet) Complete
OH 45277-0002                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address at
                             left.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund.
                             Indicate your fund account
                             number on your check and
                             mail to the address at left.

                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Send a letter of instruction
                             to the address at left,
                             including your name, the
                             funds' names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and check
                             to a Fidelity Investor
                             Center. Call 1-800-544-9797
                             for the center nearest you.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your check to a Fidelity
                             Investor Center. Call
                             1-800-544-9797 for the
                             center nearest you.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             1-800-544-7777 to set up
                             your account and to arrange
                             a wire transaction.

                             (small solid bullet) Wire
                             within 24 hours to: Bankers
                             Trust Company, Bank Routing
                             # 021001033, Account #
                             00163053.

                             (small solid bullet) Specify
                             the complete name of the
                             fund and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00163053.

                             (small solid bullet) Specify
                             the complete name of the
                             fund and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT

                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Use
                             Fidelity Automatic Account
                             Builder(registered
                             trademark) or Direct Deposit.

                             (small solid bullet) Direct
                             Deposit is not available for
                             Select stock funds.

                             (small solid bullet) Use
                             Fidelity Automatic Exchange
                             Service to exchange from a
                             Fidelity money market fund.

SELLING SHARES

The price to sell one share of the money market fund is the fund's NAV. The price to sell one share of each stock fund is the fund's NAV minus the applicable redemption fee (trading fee).

Each stock fund will deduct a trading fee of $7.50 or 0.75%, depending on how long you held your shares, from the redemption amount when you sell your shares. For stock fund shares held 29 days or less, the trading fee is equal to 0.75% of the redemption amount. For stock fund shares held 30 days or more, the trading fee is equal to the lesser of $7.50 or 0.75% of the redemption amount. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining the trading fee. The trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the applicable trading fee.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase. Exchange proceeds are paid from one Select fund to another Select fund or to another Fidelity equity fund in three business days. Exchange proceeds are recorded in your shareholder account when the transaction occurs.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE 1-800-544-7777        (small solid bullet) Call the
                            phone number at left to
                            initiate a wire transaction
                            or to request a check for
                            your redemption.

                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

                            (small solid bullet) Exchange
                            to another Fidelity fund.
                            Call the phone number at left.

INTERNET WWW.FIDELITY.COM   (small solid bullet) Exchange
                            to another Fidelity fund.

                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

MAIL FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 660602 DALLAS, TX  SOLE PROPRIETORSHIP, UGMA,
75266-0602                  UTMA

                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            your name, the fund's name,
                            your fund account number,
                            and the dollar amount or
                            number of shares to be sold.
                            The letter of instruction
                            must be signed by all
                            persons required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT

                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Call
                            1-800-544-6666 to request one.

                            TRUST

                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the trust's name, the fund's
                            name, the trust's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION

                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the firm's name, the fund's
                            name, the firm's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.

                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN

                            (small solid bullet) Call
                            1-800-544-6666 for
                            instructions.

IN PERSON                   INDIVIDUAL, JOINT TENANT,
                            SOLE PROPRIETORSHIP, UGMA,
                            UTMA

                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            letter of instruction must
                            be signed by all persons
                            required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT

                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Visit a
                            Fidelity Investor Center to
                            request one. Call
                            1-800-544-9797 for the
                            center nearest you.

                            TRUST

                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION

                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.

                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN

                            (small solid bullet) Visit a
                            Fidelity Investor Center for
                            instructions. Call
                            1-800-544-9797 for the
                            center nearest you.

AUTOMATICALLY               (small solid bullet) Use
                            Personal Withdrawal Service
                            to set up periodic
                            redemptions from your stock
                            fund account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund, read its prospectus.

(small solid bullet) You may pay a $7.50 fee for each exchange out of the stock funds, unless you place your transaction through Fidelity's automated exchange services.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Although there is no limit on the number of exchanges you may make between the Select funds, the funds may enact limitations in the future. Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Select funds to other Fidelity funds per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY AUTOMATIC ACCOUNT
BUILDER(registered
trademark) TO MOVE MONEY
FROM YOUR BANK ACCOUNT TO A
FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES

$100                           Monthly or quarterly    (small solid bullet) To set
                                                       up for a new account,
                                                       complete the appropriate
                                                       section on the fund
                                                       application.

                                                       (small solid bullet) To set
                                                       up for existing accounts,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's Web site for an
                                                       application.

                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       investment date.

DIRECT DEPOSIT TO SEND ALL OR
A PORTION OF YOUR PAYCHECK
OR GOVERNMENT CHECK TO A
FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES

$100                           Every pay period        (small solid bullet) Not
                                                       available for Select stock
                                                       funds.

                                                       (small solid bullet) To set
                                                       up for a new account, check
                                                       the appropriate box on the
                                                       fund application.

                                                       (small solid bullet) To set
                                                       up for an existing account,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's Web site for an
                                                       authorization form.

                                                       (small solid bullet) To make
                                                       changes you will need a new
                                                       authorization form. Call
                                                       1-800-544-6666 or visit
                                                       Fidelity's Web site to
                                                       obtain one.

FIDELITY AUTOMATIC EXCHANGE
SERVICE TO MOVE MONEY FROM A
FIDELITY MONEY MARKET FUND
TO ANOTHER FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES

$100                           Monthly, bimonthly,     (small solid bullet) To set
                               quarterly, or annually  up, call 1-800-544-6666
                                                       after both accounts are
                                                       opened.

                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       exchange date.


PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM YOUR STOCK
FUND ACCOUNT TO YOU OR TO
YOUR BANK ACCOUNT.

FREQUENCY                    PROCEDURES

Monthly                      (small solid bullet) To set
                             up, call 1-800-544-6666.

                             (small solid bullet) To make
                             changes, call Fidelity at
                             1-800-544-6666 at least
                             three business days prior to
                             your next scheduled
                             withdrawal date.

                             (small solid bullet) Because
                             of each fund's front-end
                             sales charge, you may not
                             want to set up a systematic
                             withdrawal program when you
                             are buying shares on a
                             regular basis.

OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

FIDELITY MONEY LINE

TO TRANSFER MONEY BETWEEN YOUR BANK ACCOUNT AND YOUR FUND ACCOUNT.

(small solid bullet) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.

(small solid bullet) Most transfers are complete within three business days of your call.

(small solid bullet) Maximum purchase: $100,000
FIDELITY ON-LINE XPRESS+(registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) For access to research and analysis tools.

FIDELITY ONLINE TRADING
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) To obtain quotes;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) To access third-party research on companies, stocks, mutual funds and the market.

TOUCHTONE XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.

CALL 1-800-544-5555.

(small solid bullet) For account balances and holdings;

(small solid bullet) For mutual fund and brokerage trading;

(small solid bullet) To obtain quotes;

(small solid bullet) To review orders and mutual fund activity; and

(small solid bullet) To change your personal identification number
(PIN).

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses.

Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the applicable trading fee for the stock funds, on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

Each stock fund normally pays dividends and capital gains distributions in April and December.

Distributions you receive from the money market fund consist primarily of dividends. The money market fund normally declares dividends daily and pays them monthly.

EARNING DIVIDENDS

For the money market fund, shares begin to earn dividends on the first business day following the day of purchase.

For the money market fund, shares earn dividends until, but not including, the next business day following the day of redemption.

When you exchange from a stock fund to the money market fund, you will earn dividends the next business day. When you exchange from the money market fund to a stock fund, you will earn dividends until, but not including, the next business day following the day of redemption. Exchange proceeds are paid from one Select fund to another or from a Select fund to a Fidelity equity fund in three business days. As a result, the delay in paying exchange proceeds when exchanging between the money market fund and a stock fund or a Fidelity equity fund could result in a lower or more volatile money market fund yield.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. (stock funds only) Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income (stock funds only) or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. For the money market fund, if you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

TAXES ON TRANSACTIONS. Your stock fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each stock fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each stock fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as sub-adviser for each stock fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each stock fund.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for the money market fund. FIMM is primarily responsible for choosing investments for the money market fund.

FIMM is an affiliate of FMR. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

Ramin Arani is manager of Retailing, which he has managed since
January 1997. Previously, he was an analyst. Mr. Arani joined Fidelity as a research associate in 1992, after receiving his bachelor of arts degree from Tufts University.

James Catudal is manager of Energy Service, which he has managed since January 1998. Mr. Catudal joined Fidelity in 1997 as a research analyst. Previously, he was an equity analyst with State Street
Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Douglas Chase is manager of Consumer Industries, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.

Tim Cohen is manager of Insurance, which he has managed since February 1999. Mr. Cohen Joined Fidelity as an analyst in 1996, after receiving an MBA from The Wharton School at the University of Pennsylvania. Previously, he was a senior associate in the business assurance group at Coopers & Lybrand (now PricewaterhouseCoopers LLP), Boston, from 1991 to 1994.

George Domolky is manager of Precious Metals and Minerals and Gold, both of which he has managed since February 1997. Previously, he managed Canada from 1987 to 1996 as well as other Fidelity funds. Mr. Domolky joined Fidelity in 1981, and has worked as an analyst and manager.

Jeff Dorsey is manager of Multimedia and Leisure, which he has managed since December 1997 and January 1998, respectively. Since joining
Fidelity in 1991, Mr. Dorsey has worked as an analyst, senior analyst, corporate strategist and manager.

Noah Eccles is manager of Paper and Forest Products, which he has managed since January 1999. Previously, he worked as an analyst. Mr. Eccles joined Fidelity as a research associate in 1997, after receiving a bachelor of arts degree in economics from Trinity College in 1992 and an MBA from The Wharton School at the University of Pennsylvania in 1997.

Robert Ewing is Manager of Financial Services, which he has managed since January 1998. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Ewing has worked as a research associate, analyst and manager.

Jeffrey Feingold is manager of Defense and Aerospace, which he has managed since November 1998. Mr. Feingold joined Fidelity in 1997 and has worked as an equity analyst following the apparel, textile and footwear industries.

Subra Ghose is manager of Environmental Services, which he has managed since October 1998. Since joining Fidelity in 1995, Mr. Ghose has worked as an analyst following the electric and gas utilities industries. Prior to this, Mr. Ghose received a bachelor of science degree in computer science from Birla Institute of Technology, India, in 1991, and an MBA from Northeastern University in 1996.

Matthew Grech is manager of Electronics, which he has managed since June 1998. Mr. Grech joined Fidelity in 1996 as an equity analyst, after receiving his MBA from the University of Chicago. Previously, he was a mutual fund accountant for Franklin/Templeton, in California, from 1993 to 1994.

Albert Grosman is manager of Automotive, which he has managed since December 1997. Mr. Grosman joined Fidelity in 1996 as an analyst. He received his MBA from Columbia University in 1997. From 1993 to 1995, Mr. Grosman managed investment portfolios on a discretionary basis in Toronto, Canada.

Peter Hirsch is manager of Industrial Materials, which he has managed since September 1998. Mr. Hirsch joined Fidelity in 1995 as a portfolio analyst. He received his Masters in Public and Private
Management (MPPM) at Yale School of Management in 1994 and began his career as an associate at CS First Boston in New York.

Brian Hogan is manager of Construction and Housing, which he has managed since April 1999. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed income analyst, research analyst and manager. Previously, he worked as an analyst for Conseco Capital Management from 1993 to 1994.

Andrew Kaplan is manager of Developing Communications and Technology, which he has managed since April 1998 and July 1998, respectively. Previously, he managed another Fidelity fund. Mr. Kaplan joined Fidelity as an analyst in 1995. Before that, he was an analyst with T. Rowe Price in 1994 and an associate director of consulting for Edward
S. Gordon Company, in New York City, from 1988 through 1993.

Rajiv Kaul is manager of Biotechnology, which he has managed since June 1998. Since joining Fidelity in 1996, Mr. Kaul has worked as a research associate and equity analyst. He received a bachelor of arts degree in government from Harvard College in 1995.

Yolanda McGettigan is manager of Regional Banks, which she has managed since April 1999. Ms. McGettigan joined Fidelity as an analyst in 1997, after receiving her MBA from the Fuqua School of Business at Duke University. Previously, she was employed as a sales representative for Robinson-Humphrey from 1994 to 1995 and a trader for Cantor Fitzgerald from 1992 to 1994.

Kerry Nelson is manager of Medical Equipment and Systems, which she has managed since April 1998. Since joining Fidelity in 1995, Ms. Nelson has worked as a research associate, analyst and manager. Previously, she was an analyst with Grandview Partners, L.P., in Boston, from 1991 to 1994.

Scott Offen is manager of Food and Agriculture, which he has managed since November 1996. Previously, he managed other Fidelity funds.
Since joining Fidelity in 1985, Mr. Offen has worked as an analyst and manager.

Ted Orenstein is manager of Brokerage and Investment Management, which he has managed since January 1999. Mr. Orenstein joined Fidelity as an analyst in May 1998, after receiving a bachelor's degree in business administration from Babson College in 1994 and an MBA from The Wharton School at the University of Pennsylvania in 1998.

John Porter is manager of Software and Computer Services and Medical Delivery, which he has managed since June 1997 and January 1998, respectively. Previously, he managed another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

Lawrence Rakers is manager of Energy and Natural Resources, which he has managed since January 1997 and March 1997, respectively. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

Albert Ruback is manager of Cyclical Industries, which he has managed since inception. He also manages another Fidelity fund. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving his MBA from Harvard Business School.

Peter Saperstone is manager of Telecommunications, which he has managed since October 1998. Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.

Beso Sikharulidze is manager of Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr.
Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.

Michael Tarlowe is manager of Business Services and Outsourcing Portfolio, which he has managed since February 1998. Mr. Tarlowe joined Fidelity in 1994 as an analyst, after receiving a bachelor of business administration degree in finance from the University of Michigan.

Michael Tempero is manager of Computers, which he has managed since January 1997. He also manages another Fidelity fund. Mr. Tempero joined Fidelity as an analyst in 1993, after receiving his MBA from the University of Chicago.

Victor Thay is manager of Natural Gas and Home Finance, which he has managed since December 1997 and March 1999, respectively. Mr. Thay joined Fidelity as a research associate in 1995, after receiving undergraduate degrees in political science and business administration from the University of California at Berkeley in 1995.

Simon Wolf is manager of Industrial Equipment, which he has managed since August 1997. Mr. Wolf joined Fidelity in 1996 as a research associate. Previously, he worked for Salomon Brothers as an analyst from 1993 to 1996. Mr. Wolf received a bachelor of science degree in economics from the University of Pennsylvania in 1992.

Dylan Yolles is manager of Chemicals, which he has managed since
January 1999. Mr. Yolles joined Fidelity in 1997 as an equity analyst, after receiving a bachelor of arts degree in 1991 and an MBA in 1997, both from Stanford University.

Jonathan Zang is manager of Utilities Growth, which he has managed since July 1998. Mr. Zang joined Fidelity in 1997 as an equity analyst, after receiving his MBA from the University of Chicago in 1997. Previously, he was an investment officer with Hawaiian Trust Company, in Honolulu, from 1992 to 1995.

Chris Zepf is Manager of Transportation and Air Transportation, which he has managed since September 1998 and October 1998, respectively. Mr. Zepf joined Fidelity in 1997 and has worked as an analyst and manager.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month. For the stock funds, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

For the money market fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve and multiplying the result by the fund's average net assets throughout the month, and then adding an income-based fee.

The income-based fee is 6% of the fund's monthly gross income in excess of an annualized 5% yield, but it cannot rise above an annual rate of 0.24% of the fund's average net assets throughout that month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for each stock fund or 0.37% for the money market fund, and it drops as total assets under management increase.

For February 1999, the group fee rate was 0.2843% for each stock fund and the group fee rate was 0.1312% for the money market fund. The individual fund fee rate is 0.30% for each stock fund and 0.03% for the money market fund.

The total management fee for the fiscal year ended February 28, 1999 for each fund, as a percentage of each fund's average net assets, is shown in the table below.

Fund                          Management Fees

Air Transportation               0.58%

Automotive                       0.59%

Biotechnology                    0.59%

Brokerage and Investment         0.59%
Management

Business Services and            0.59%
Outsourcing

Chemicals                        0.59%

Computers                        0.60%

Construction and Housing         0.59%

Consumer Industries              0.59%

Cyclical Industries              0.59%

Defense and Aerospace            0.58%

Developing Communications        0.60%

Electronics                      0.59%

Energy                           0.59%

Energy Service                   0.59%

Environmental Services           0.59%

Financial Services               0.59%

Food and Agriculture             0.59%

Gold                             0.59%

Health Care                      0.59%

Home Finance                     0.58%

Industrial Equipment             0.59%

Industrial Materials             0.59%

Insurance                        0.59%

Leisure                          0.59%

Medical Delivery                 0.59%

Medical Equipment and SystemsA   0.60%

Multimedia                       0.59%

2.Fund                          Management Fees

Natural Gas                      0.59%

Natural Resources                0.59%

Paper and Forest Products        0.59%

Precious Metals and Minerals     0.59%

Regional Banks                   0.59%

Retailing                        0.59%

Software and Computer Services   0.59%

Technology                       0.60%

Telecommunications               0.59%

Transportation                   0.58%

Utilities Growth                 0.59%

Money Market                     0.20%

A ANNUALIZED

FMR pays FIMM, FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a fund's expenses and boost its performance.

As of February 28, 1999, approximately 38.73% of Cyclical Industries' total outstanding shares were held by an FMR affiliate.

FUND DISTRIBUTION

FDC distributes each fund's shares.

You may pay a sales charge when you buy your shares.

FDC collects the sales charge.

Each fund's sales charge may be reduced if you buy directly through Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. Purchases made with assistance or intervention from a financial intermediary are not eligible for a sales charge reduction.

                    Sales Charge

Ranges              As a % of offering price  As an approximate % of net
                                              amount invested

$0 - 249,999        3.00%                     3.09%

$250,000 - 499,999  2.00%                     2.04%

$500,000 - 999,999  1.00%                     1.01%

$1,000,000 or more  none                      none

FDC may pay a portion of sales charge proceeds to securities dealers who have sold a fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of a fund's offering price.

The sales charge will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds or by the percentage of any sales charge you would have paid if the reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below, and only if you continuously owned Fidelity fund shares, maintained a Fidelity brokerage core account, or participated in The CORPORATEplan for Retirement Program.

1. By exchange from another Fidelity fund.

2. With proceeds from a transaction in a Fidelity brokerage core account, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.

3. As a participant in The CORPORATEplan for Retirement Program when shares are bought through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.

A fund's sales charge will not apply:

1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.

2. To shares in a Fidelity account bought with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account).

3. If you are a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.

4. If you buy shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code).

5. If you are an investor participating in the Fidelity Trust
Portfolios program.

6. To shares bought by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager.

7. To shares bought through Portfolio Advisory Services or Fidelity Charitable Advisory Services.

8. If you are a current or former trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee.

9. If you are a bank trust officer, registered representative, or other employee of a qualified recipient, as defined on page .

More detailed information about waivers (1), (2) and (5) is contained in the Statement of Additional Information (SAI). A representative of your plan or organization should call Fidelity for more information.

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To receive sales concessions and waivers, qualified recipients must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's financial history for the past 5 years (past 2 years for Business Services and Outsourcing, Cyclical Industries and Natural Resources, and past year for Medical Equipment and Systems). Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in the funds' Annual Report. A free copy of the Annual Report is available upon request.

AIR TRANSPORTATION

Years ended February 28,         1999      1998       1997       1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 26.86   $ 17.72    $ 21.11    $ 13.93   $ 17.12
period

Income from Investment
Operations

 Net investment income (loss)     (.14)     (.19)      (.22)      (.01)     (.18)
C

 Net realized and unrealized      1.06      10.59      (3.12)     7.47      (2.01)
gain (loss)

 Total from investment            .92       10.40      (3.34)     7.46      (2.19)
operations

Less Distributions

 From net realized gain           (.21)     (1.43)     (.07)      (.46)     (.92)

 In excess of net realized        -         -          (.20)      -         (.17)
gain

 Total distributions              (.21)     (1.43)     (.27)      (.46)     (1.09)

Redemption fees added to paid     .19       .17        .22        .18       .09
in capital

Net asset value, end of period   $ 27.76   $ 26.86    $ 17.72    $ 21.11   $ 13.93

TOTAL RETURN A, B                 4.11%     61.10%     (15.06)%   54.91%    (12.45)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 65,949  $ 181,185  $ 35,958   $ 75,359  $ 18,633
(000 omitted)

Ratio of expenses to average      1.35%     1.93%      1.89%      1.47%     2.50% D
net assets

Ratio of expenses to average      1.27% E   1.87% E    1.80% E    1.41% E   2.50%
net assets after expense
reductions

Ratio of net investment           (.50)%    (.84)%     (1.10)%    (.07)%    (1.31)%
income (loss) to average net
assets

Portfolio turnover rate           260%      294%       469%       504%      200%


A  THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE
LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.

AUTOMOTIVE

Years ended February 28,         1999      1998      1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.50   $ 25.38   $ 21.85   $ 19.84   $ 25.48
period

Income from Investment
Operations

 Net investment income C          .03       .05       .13       .03       .08

 Net realized and unrealized      (2.09)    5.21      4.28      1.95      (3.46)
gain (loss)

 Total from investment            (2.06)    5.26      4.41      1.98      (3.38)
operations

Less Distributions

 From net investment income       (.01)     (.08)     (.17)     -         (.05)

 From net realized gain           (2.17)    (3.09)    (.75)     -         (2.26)

 Total distributions              (2.18)    (3.17)    (.92)     -         (2.31)

Redemption fees added to paid     .02       .03       .04       .03       .05
in capital

Net asset value, end of period   $ 23.28   $ 27.50   $ 25.38   $ 21.85   $ 19.84

TOTAL RETURN A, B                 (8.52)%   22.78%    20.60%    10.13%    (12.59)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 64,541  $ 32,489  $ 86,347  $ 55,753  $ 60,075
(000 omitted)

Ratio of expenses to average      1.45%     1.60%     1.56%     1.81%     1.82%
net assets

Ratio of expenses to average      1.41% D   1.56% D   1.52% D   1.80% D   1.80% D
net assets after expense
reductions

Ratio of net investment           .11%      .17%      .54%      .13%      .34%
income to average net assets

Portfolio turnover rate           96%       153%      175%      61%       63%

A  THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B  TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C  NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


BIOTECHNOLOGY

Years ended February 28,         1999       1998       1997       1996 F       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 34.52    $ 34.24    $ 36.60    $ 25.30      $ 27.61
period

Income from Investment
Operations

 Net investment income (loss)     (.26)      (.27)      (.20)      .11          (.06)
C

 Net realized and unrealized      9.15       5.20       1.89       11.21        (2.26)
gain (loss)

 Total from investment            8.89       4.93       1.69       11.32        (2.32)
operations

Less Distributions

 From net investment income       -          -          (.03)      (.07)        -

 From net realized gain           (2.09)     (4.71)     (4.06)     -            -

 Total distributions              (2.09)     (4.71)     (4.09)     (.07)        -

Redemption fees added to paid     .03        .06        .04        .05          .01
in capital

Net asset value, end of period   $ 41.35    $ 34.52    $ 34.24    $ 36.60      $ 25.30

TOTAL RETURN A, B                 27.13%     16.11%     5.85%      44.97%       (8.37)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 741,530  $ 579,542  $ 674,902  $ 1,096,864  $ 448,197
(000 omitted)

Ratio of expenses to average      1.34%      1.49%      1.57%      1.44% D      1.59%
net assets

Ratio of expenses to average      1.30% E    1.47% E    1.56% E    1.43% E      1.59%
net assets after expense
reductions

Ratio of net investment           (.75)%     (.81)%     (.59)%     .35%         (.27)%
income (loss) to average net
assets

Portfolio turnover rate           86%        162%       41%        67%          77%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.


BROKERAGE AND INVESTMENT MANAGEMENT

Years ended February 28,         1999       1998       1997       1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 39.78    $ 25.76    $ 18.49    $ 15.51   $ 17.75
period

Income from Investment
Operations

 Net investment income (loss)     .10        .16        .08        .09       (.03)
C

 Net realized and unrealized      1.72       14.46      7.80       4.29      (2.25)
gain (loss)

 Total from investment            1.82       14.62      7.88       4.38      (2.28)
operations

Less Distributions

 From net investment income       (.01)      (.09)      (.06)      (.04)     -

 From net realized gain           (.52)      (.61)      (.65)      (1.09)    -

 In excess of net realized        -          -          -          (.35)     -
gain

 Total distributions              (.53)      (.70)      (.71)      (1.48)    -

Redemption fees added to paid     .09        .10        .10        .08       .04
in capital

Net asset value, end of period   $ 41.16    $ 39.78    $ 25.76    $ 18.49   $ 15.51

TOTAL RETURN A, B                 4.76%      57.56%     44.27%     29.85%    (12.62)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 482,525  $ 676,067  $ 458,787  $ 38,382  $ 27,346
(000 omitted)

Ratio of expenses to average      1.26%      1.33%      1.94%      1.64% D   2.54% D
net assets

Ratio of expenses to average      1.24% E    1.29% E    1.93% E    1.61% E   2.54%
net assets after expense
reductions

Ratio of net investment           .26%       .49%       .37%       .50%      (.20)%
income (loss) to average net
assets

Portfolio turnover rate           59%        100%       16%        166%      139%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE .
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE
LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.


BUSINESS SERVICES AND OUTSOURCING
Years ended February 28,         1999       1998E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.89    $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)     (.11)      -
D

 Net realized and unrealized      2.92       .89
gain (loss)

 Total from investment            2.81       .89
operations

Less Distributions

 From net realized gain           (.16)      -

Redemption fees added to paid     .03        -
in capital

Net asset value, end of period   $ 13.57    $ 10.89

TOTAL RETURN  B, C                26.23%     8.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 64,123   $ 15,915
(000 omitted)

Ratio of expenses to average      1.66%      2.50% A, F
net assets

Ratio of expenses to average      1.64%  G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.91)%     (.49)% A
income (loss) to average net
assets

Portfolio turnover rate           115%       36% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD FEBRUARY 4,
1998 (COMMENCEMENT OF
OPERATIONS) TO FEBRUARY 28,
1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.

CHEMICALS

Years ended February 28,         1999       1998      1997       1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 45.90    $ 42.53   $ 39.53    $ 33.91   $ 31.66
period

Income from Investment
Operations

 Net investment income (loss)     .17        (.02)     .28        .01       .36
 C

 Net realized and unrealized      (10.77)    7.88      5.49       8.89      2.65
gain (loss)

 Total from investment            (10.60)    7.86      5.77       8.90      3.01
operations

Less Distributions

 From net investment income       (.05)      -         (.12)      (.08)     (.22)

 From net realized gain           (3.52)     (4.54)    (2.74)     (3.22)    (.60)

 In excess of net realized        (0.68)     -         -          -         -
gain

 Total distributions              (4.25)     (4.54)    (2.86)     (3.30)    (.82)

Redemption fees added to paid     .05        .05       .09        .02       .06
in capital

Net asset value, end of period   $ 31.10    $ 45.90   $ 42.53    $ 39.53   $ 33.91

TOTAL RETURN A, B                 (23.66)%   19.47%    15.06%     27.48%    9.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 31,862   $ 69,349  $ 111,409  $ 89,230  $ 97,511
(000 omitted)

Ratio of expenses to average      1.58%      1.68%     1.83%      1.99%     1.52%
net assets

Ratio of expenses to average      1.51% D    1.67% D   1.81% D    1.97% D   1.51% D
net assets after expense
reductions

Ratio of net investment           .44%       (.05)%    .67%       .04%      1.07%
income (loss) to average net
assets

Portfolio turnover rate           141%       31%       207%       87%       106%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


COMPUTERS

Years ended February 28,         1999         1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 41.08      $ 48.25    $ 41.03    $ 30.67    $ 27.02
period

Income from Investment
Operations

 Net investment income (loss)     (.29)        (.32)      (.36)      (.23)      (.31)
C

 Net realized and unrealized      27.39        6.42       9.94       16.10      3.68
gain (loss)

 Total from investment            27.10        6.10       9.58       15.87      3.37
operations

Less Distributions

 From net realized gain           -            (10.64)    (2.47)     (5.61)     -

 In excess of net realized        -            (2.75)     -          -          -
gain

 Total distributions              -            (13.39)    (2.47)     (5.61)     -

Redemption fees added to paid     .19          .12        .11        .10        .28
in capital

Net asset value, end of period   $ 68.37      $ 41.08    $ 48.25    $ 41.03    $ 30.67

TOTAL RETURN A, B                 66.43%       20.33%     23.97%     52.79%     13.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,831,435  $ 785,465  $ 604,286  $ 527,337  $ 215,014
(000 omitted)

Ratio of expenses to average      1.25%        1.40%      1.48%      1.40%      1.71%
net assets

Ratio of expenses to average      1.23% D      1.34% D    1.44% D    1.38% D    1.69% D
net assets after expense
reductions

Ratio of net investment           (.54)%       (.67)%     (.83)%     (.56)%     (1.12)%
income (loss) to average net
assets

Portfolio turnover rate           133%         333%       255%       129%       189%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


CONSTRUCTION AND HOUSING

Years ended February 28,         1999      1998      1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.63   $ 22.00   $ 19.56   $ 16.79   $ 19.82
period

Income from Investment
Operations

 Net investment income (loss)     (.06)     (.25)     .06       .07       (.02)
C

 Net realized and unrealized      (.53)     7.67      3.38      3.55      (2.50)
gain (loss)

 Total from investment            (.59)     7.42      3.44      3.62      (2.52)
operations

Less Distributions

 From net investment income       -         (.02)     (.02)     (.07)     -

 From net realized gain           (.06)     (3.87)    (1.03)    (.81)     (.52)

 Total distributions              (.06)     (3.89)    (1.05)    (.88)     (.52)

Redemption fees added to paid     .04       .10       .05       .03       .01
in capital

Net asset value, end of period   $ 25.02   $ 25.63   $ 22.00   $ 19.56   $ 16.79

TOTAL RETURN A, B                 (2.16)%   40.04%    18.64%    21.77%    (12.54)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 51,652  $ 57,484  $ 30,581  $ 42,668  $ 16,863
(000 omitted)

Ratio of expenses to average      1.43%     2.50% D   1.41%     1.43%     1.76%
net assets

Ratio of expenses to average      1.37% E   2.43% E   1.35% E   1.40% E   1.74% E
net assets after expense
reductions

Ratio of net investment           (.23)%    (1.10)%   .27%      .39%      (.11)%
income (loss) to average net
assets

Portfolio turnover rate           226%      404%      270%      139%      45%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSED DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.


CONSUMER INDUSTRIES

Years ended February 28,         1999      1998      1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.31   $ 20.66   $ 17.84   $ 13.91   $ 15.24
period

Income from Investment
Operations

 Net investment income (loss)     (.04)     (.22)     (.22)     .08       (.15)
C

 Net realized and unrealized      5.41      8.34      2.93      3.97      (.60)
gain (loss)

 Total from investment            5.37      8.12      2.71      4.05      (.75)
operations

Less Distributions

 From net investment income       -         -         -         (.02)     -

 From net realized gain           (.90)     (1.52)    -         (.01)     (.60)

 In excess of net realized        -         -         -         (.20)     -
gain

 Total distributions              (.90)     (1.52)    -         (.23)     (.60)

Redemption fees added to paid     .03       .05       .11       .11       .02
in capital

Net asset value, end of period   $ 31.81   $ 27.31   $ 20.66   $ 17.84   $ 13.91

TOTAL RETURN A, B                 20.18%    40.36%    15.81%    30.01%    (4.59)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 82,244  $ 72,152  $ 18,392  $ 22,362  $ 20,501
(000 omitted)

Ratio of expenses to average      1.34%     2.01%     2.49%     1.53% D   2.49% D
net assets

Ratio of expenses to average      1.32% E   1.97% E   2.44% E   1.48% E   2.49%
net assets after expense
reductions

Ratio of net investment           (.15)%    (.90)%    (1.13)%   .46%      (1.08)%
income (loss) to average net
assets

Portfolio turnover rate           150%      199%      340%      601%      190%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE
LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.

CYCLICAL INDUSTRIES
Years ended February 28,       1999      1998 F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 12.07   $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)   (.13)     (.11)
D

 Net realized and unrealized    (.49)     2.59
gain (loss)

 Total from investment          (.62)     2.48
operations

Less Distributions

 From net realized gain         (.09)     (.46)

 Redemption fees added to       .03       .05
paid in capital

 Net asset value, end of       $ 11.39   $ 12.07
period

TOTAL RETURN B, C               (4.96)%   25.77%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 3,087   $ 3,965
(000 omitted)

Ratio of expenses to average    2.50% E   2.50% A, E
net assets

Ratio of expenses to average    2.49% G   2.50% A
net assets after expense
reductions

Ratio of net investment         (1.09)%   (.93)% A
income (loss) to average net
assets

Portfolio turnover rate         103%      140% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF
OPERATIONS) TO FEBRUARY 28,
1998.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.

DEFENSE AND AEROSPACE

Years ended February 28,         1999      1998       1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 37.57   $ 28.94    $ 26.97   $ 19.64   $ 19.14
period

Income from Investment
Operations

 Net investment income (loss)     (.19)     (.29)      (.11)     (.05)     (.06)
D

 Net realized and unrealized      (3.61)    11.84      4.18      9.09      .70
gain (loss)

 Total from investment            (3.80)    11.55      4.07      9.04      .64
operations

Less Distributions

 From net realized gain           -         (3.04)     (2.17)    (1.82)    (.27)

Redemption fees added to paid     .08       .12        .07       .11       .13
in capital

Net asset value, end of period   $ 33.85   $ 37.57    $ 28.94   $ 26.97   $ 19.64

TOTAL RETURN A, B                 (9.90)%   42.68%     15.87%    47.40%    4.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 28,497  $ 101,805  $ 68,803  $ 26,648  $ 4,985
(000 omitted)

Ratio of expenses to average      1.48%     1.77%      1.84%     1.77% C   2.49% C
net assets

Ratio of expenses to average      1.42% E   1.71% E    1.81% E   1.75% E   2.49%
net assets after expense
reductions

Ratio of net investment           (.53)%    (.85)%     (.39)%    (.20)%    (.32)%
income (loss) to average net
assets

Portfolio turnover rate           221%      311%       219%      267%      146%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE
LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.


DEVELOPING COMMUNICATIONS

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 20.14    $ 19.68    $ 19.42    $ 20.40    $ 19.65
period

Income from Investment
Operations

 Net investment income (loss)     (.16)      (.18)      (.18)      (.17)      (.16)
C

 Net realized and unrealized      12.72      4.95       .42        4.17       2.55
gain (loss)

 Total from investment            12.56      4.77       .24        4.00       2.39
operations

Less Distributions

 From net realized gain           (.07)      (4.35)     -          (5.00)     (1.67)

Redemption fees added to paid     .09        .04        .02        .02        .03
in capital

Net asset value, end of period   $ 32.72    $ 20.14    $ 19.68    $ 19.42    $ 20.40

TOTAL RETURN A, B                 63.01%     28.17%     1.34%      21.84%     13.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 612,061  $ 238,356  $ 220,360  $ 333,185  $ 254,426
(000 omitted)

Ratio of expenses to average      1.38%      1.61%      1.64%      1.53%      1.58%
net assets

Ratio of expenses to average      1.34% D    1.55% D    1.62% D    1.51% D    1.56% D
net assets after expense
reductions

Ratio of net investment           (.64)%     (.82)%     (.86)%     (.78)%     (.83)%
income (loss) to average net
assets

Portfolio turnover rate           299%       383%       202%       249%       266%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


ELECTRONICS

Years ended February 28,         1999         1998         1997         1996 E       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 34.99      $ 37.95      $ 28.18      $ 19.80      $ 17.67
period

Income from Investment
Operations

 Net investment income (loss)     (.23)        (.17)        (.17)        (.08)        (.18)
C

 Net realized and unrealized      12.53        7.32         9.80         13.51        2.11
gain (loss)

 Total from investment            12.30        7.15         9.63         13.43        1.93
operations

Less Distributions

 From net realized gain           -            (7.60)       -            (5.25)       -

 In excess of net realized        -            (2.60)       -            -            -
gain

 Total distributions              -            (10.20)      -            (5.25)       -

Redemption fees added to paid     .05          .09          .14          .20          .20
in capital

Net asset value, end of period   $ 47.34      $ 34.99      $ 37.95      $ 28.18      $ 19.80

TOTAL RETURN A, B                 35.30%       24.15%       34.67%       72.75%       12.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,885,548  $ 2,668,750  $ 1,744,017  $ 1,133,362  $ 216,433
(000 omitted)

Ratio of expenses to average      1.18%        1.18%        1.33%        1.25%        1.72%
net assets

Ratio of expenses to average      1.15% D      1.12% D      1.29% D      1.22% D      1.71% D
net assets after expense
reductions

Ratio of net investment           (.62)%       (.42)%       (.54)%       (.28)%       (.98)%
income (loss) to average net
assets

Portfolio turnover rate           160%         435%         341%         366%         205%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.

ENERGY

Years ended February 28,         1999       1998       1997       1996 F     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 21.20    $ 21.31    $ 18.97    $ 16.10    $ 16.73
period

Income from Investment
Operations

 Net investment income C          .13        .11        .13        .18        .07

 Net realized and unrealized      (4.71)     3.93       3.59       3.13       (.11)
gain (loss)

 Total from investment            (4.58)     4.04       3.72       3.31       (.04)
operations

Less Distributions

 From net investment income       (.02) E    (.09)      (.13)      (.11)      (.08)

 From net realized gain           (.40)E     (4.09)     (1.31)     (.36)      (.54)

 Total distributions              (.42)      (4.18)     (1.44)     (.47)      (.62)

Redemption fees added to paid     .03        .03        .06        .03        .03
in capital

Net asset value, end of period   $ 16.23    $ 21.20    $ 21.31    $ 18.97    $ 16.10

TOTAL RETURN A, B                 (22.00)%   20.40%     20.35%     20.92%     .04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 120,004  $ 147,023  $ 203,265  $ 119,676  $ 96,023
(000 omitted)

Ratio of expenses to average      1.46%      1.58%      1.57%      1.63%      1.85%
net assets

Ratio of expenses to average      1.42% D    1.53% D    1.55% D    1.63%      1.85%
net assets after expense
reductions

Ratio of net investment           .68%       .47%       .62%       1.04%      .42%
income to average net assets

Portfolio turnover rate           138%       115%       87%        97%        106%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E AMOUNTS SHOWN REFLECT SOME
RECLASSIFICATION RELATED TO
BOOK TO TAX DIFFERENCES.
F FOR THE YEAR ENDED FEBRUARY
29.


ENERGY SERVICE

Years ended February 28,         1999       1998       1997       1996 F     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.02    $ 20.46    $ 16.09    $ 11.97    $ 11.66
period

Income from Investment
Operations

 Net investment income (loss)     (.10)      (.10)      (.01)      .08 D      .02
C

 Net realized and unrealized      (13.26)    9.36       5.05       4.49       .67
gain (loss)

 Total from investment            (13.36)    9.26       5.04       4.57       .69
operations

Less Distributions

 From net investment income       -          -          -          (.04)      (.01)

 In excess of net investment      -          -          -          -          (.01)
income

 From net realized gain           (1.71)     (1.85)     (.79)      (.48)      (.35)

 In excess of net realized        -          -          -          -          (.13)
gain

 Total distributions              (1.71)     (1.85)     (.79)      (.52)      (.50)

Redemption fees added to paid     .14        .15        .12        .07        .12
in capital

Net asset value, end of period   $ 13.09    $ 28.02    $ 20.46    $ 16.09    $ 11.97

TOTAL RETURN A, B                 (50.57)%   48.43%     32.26%     39.15%     7.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 366,896  $ 919,002  $ 439,504  $ 273,805  $ 63,794
(000 omitted)

Ratio of expenses to average      1.39%      1.25%      1.47%      1.59%      1.81%
net assets

Ratio of expenses to average      1.35% E    1.22% E    1.45% E    1.58% E    1.79% E
net assets after expense
reductions

Ratio of net investment           (.49)%     (.35)%     (.07)%     .60%       .19%
income (loss) to average net
assets

Portfolio turnover rate           75%        78%        167%       223%       209%


A THE TOTALS RETURN WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.02 PER
SHARE.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.

ENVIRONMENTAL SERVICES

Years ended February 28,         1999       1998      1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.46    $ 14.50   $ 12.42   $ 10.27   $ 11.93
period

Income from Investment
Operations

 Net investment income (loss)     (.18)      (.13)     (.08)     (.17)     (.14)
c

 Net realized and unrealized      (3.50)     2.07      2.04      2.95      (1.53)
gain (loss)

 Total from investment            (3.68)     1.94      1.96      2.78      (1.67)
operations

Less Distributions

 From net realized gain           -          -         -         (.65)     -

 In excess of net realized        (.03)      -         (.02)     -         -
gain

 Total distributions              (.03)      -         (.02)     (.65)     -

Redemption fees added to paid     .02        .02       .14       .02       .01
in capital

Net asset value, end of period   $ 12.77    $ 16.46   $ 14.50   $ 12.42   $ 10.27

TOTAL RETURN A, b                 (22.23)%   13.52%    16.93%    27.49%    (13.91)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,534   $ 25,183  $ 32,525  $ 27,587  $ 31,270
(000 omitted)

Ratio of expenses to average      2.20%      2.23%     2.18%     2.36%     2.04%
net assets

Ratio of expenses to average      2.16% d    2.22% d   2.11% d   2.32% d   2.01% d
net assets after expense
reductions

Ratio of net investment           (1.23)%    (.84)%    (.59)%    (1.43)%   (1.32)%
income (loss) to average net
assets

Portfolio turnover rate           123%       59%       252%      138%      82%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


FINANCIAL SERVICES

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 103.28   $ 82.94    $ 65.70    $ 48.23    $ 51.24
period

Income from Investment
Operations

 Net investment income C          .56        .70        .74        1.03       .76

 Net realized and unrealized      7.88       30.65      21.55      17.56      .87
gain (loss)

 Total from investment            8.44       31.35      22.29      18.59      1.63
operations

Less Distributions

 From net investment income       (.19)      (.64)      (.63)      (.37)      (.79)

 From net realized gain           (10.81)    (10.51)    (4.56)     (.91)      (3.93)

 Total distributions              (11.00)    (11.15)    (5.19)     (1.28)     (4.72)

Redemption fees added to paid     .10        .14        .14        .16        .08
in capital

Net asset value, end of period   $ 100.82   $ 103.28   $ 82.94    $ 65.70    $ 48.23

TOTAL RETURN A, B                 8.42%      41.08%     35.54%     39.05%     4.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 547,000  $ 604,908  $ 426,424  $ 270,466  $ 153,089
(000 omitted)

Ratio of expenses to average      1.20%      1.31%      1.45%      1.42%      1.56%
net assets

Ratio of expenses to average      1.18% D    1.29% D    1.43% D    1.41% D    1.54% D
net assets after expense
reductions

Ratio of net investment           .58%       .78%       1.03%      1.78%      1.52%
income to average net assets

Portfolio turnover rate           60%        84%        80%        125%       107%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.

FOOD AND AGRICULTURE

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 48.81    $ 44.53    $ 42.15    $ 32.53    $ 31.49
period

Income from Investment
Operations

 Net investment income C          .21        .33        .42        .37        .15

 Net realized and unrealized      3.50       9.22       4.91       11.61      2.80
gain (loss)

 Total from investment            3.71       9.55       5.33       11.98      2.95
operations

Less Distributions

 From net investment income       (.16)      (.37)      (.24)      (.20)      (.08)

 From net realized gain           (5.47)     (4.95)     (2.77)     (2.20)     (1.85)

 Total distributions              (5.63)     (5.32)     (3.01)     (2.40)     (1.93)

Redemption fees added to paid     .03        .05        .06        .04        .02
in capital

Net asset value, end of period   $ 46.92    $ 48.81    $ 44.53    $ 42.15    $ 32.53

TOTAL RETURN A, B                 7.83%      23.58%     13.59%     37.92%     10.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 206,007  $ 250,567  $ 223,423  $ 301,102  $ 197,130
(000 omitted)

Ratio of expenses to average      1.31%      1.49%      1.52%      1.43%      1.70%
net assets

Ratio of expenses to average      1.29% D    1.48% D    1.50% D    1.42% D    1.68% D
net assets after expense
reductions

Ratio of net investment           .45%       .73%       1.01%      .99%       .49%
income to average net assets

Portfolio turnover rate           68%        74%        91%        124%       126%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


GOLD

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.17    $ 28.21    $ 27.11    $ 18.44    $ 22.66
period

Income from Investment
Operations

 Net investment income (loss)     (.08)      (.13)      (.16)      (.06)      (.05)
C

 Net realized and unrealized      (2.43)     (11.78)    1.60       8.62       (4.25)
gain (loss)

 Total from investment            (2.51)     (11.91)    1.44       8.56       (4.30)
operations

Less Distributions

 From net realized gain           -          (1.29)     (.50)      -          -

Redemption fees added to paid     .13        .16        .16        .11        .08
in capital

Net asset value, end of period   $ 12.79    $ 15.17    $ 28.21    $ 27.11    $ 18.44

TOTAL RETURN A, B                 (15.69)%   (43.15)%   6.10%      47.02%     (18.62)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 179,619  $ 219,668  $ 428,103  $ 451,493  $ 278,197
(000 omitted)

Ratio of expenses to average      1.57%      1.55%      1.44%      1.39%      1.41%
net assets

Ratio of expenses to average      1.54% D    1.48% D    1.42% D    1.39%      1.41%
net assets after expense
reductions

Ratio of net investment           (.59)%     (.67)%     (.59)%     (.27)%     (.22)%
income (loss) to average net
assets

Portfolio turnover rate           59%        89%        63%        56%        34%


A  THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.

HEALTH CARE

Years ended February 28,         1999         1998         1997         1996 E       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 113.84     $ 102.45     $ 100.47     $ 76.13      $ 63.31
period

Income from Investment
Operations

 Net investment income C          .17          .33          .52          .95          .75

 Net realized and unrealized      29.85        31.94        18.01        28.85        18.38
gain (loss)

 Total from investment            30.02        32.27        18.53        29.80        19.13
operations

Less Distributions

 From net investment income       (.19)        (.25)        (.65)        (.59)        (.62)

 From net realized gain           (6.17)       (20.73)      (15.95)      (4.92)       (5.74)

 Total distributions              (6.36)       (20.98)      (16.60)      (5.51)       (6.36)

Redemption fees added to paid     .10          .10          .05          .05          .05
in capital

Net asset value, end of period   $ 137.60     $ 113.84     $ 102.45     $ 100.47     $ 76.13

TOTAL RETURN A, B                 27.20%       36.47%       20.41%       39.68%       31.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,145,825  $ 2,224,019  $ 1,372,554  $ 1,525,910  $ 943,141
(000 omitted)

Ratio of expenses to average      1.07%        1.20%        1.33%        1.31%        1.39%
net assets

Ratio of expenses to average      1.05% D      1.18% D      1.32% D      1.30% D      1.36% D
net assets after expense
reductions

Ratio of net investment           .14%         .31%         .52%         1.06%        1.08%
income to average net assets

Portfolio turnover rate           66%          79%          59%          54%          151%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.

HOME FINANCE

Years ended February 28,         1999       1998         1997         1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 53.36    $ 46.00      $ 33.30      $ 23.92    $ 25.03
period

Income from Investment
Operations

 Net investment income c          .28        .33          .53          .53        .20

 Net realized and unrealized      (10.16)    13.10        14.60        9.72       2.34
gain (loss)

 Total from investment            (9.88)     13.43        15.13        10.25      2.54
operations

Less Distributions

 From net investment income       (.07)      (.29)        (.32)        (.19)      (.12)

 From net realized gain           (1.38)     (5.84)       (2.16)       (.73)      (3.60)

 Total distributions              (1.45)     (6.13)       (2.48)       (.92)      (3.72)

Redemption fees added to paid     .06        .06          .05          .05        .07
in capital

Net asset value, end of period   $ 42.09    $ 53.36      $ 46.00      $ 33.30    $ 23.92

TOTAL RETURN a,b                  (19.12)%   32.39%       47.50%       43.24%     12.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 740,440  $ 1,668,610  $ 1,176,828  $ 617,035  $ 229,924
(000 omitted)

Ratio of expenses to average      1.19%      1.21%        1.38%        1.35%      1.47%
net assets

Ratio of expenses to average      1.18% d    1.19% d      1.34% d      1.32% d    1.45% d
net assets after expense
reductions

Ratio of net investment           .57%       .67%         1.41%        1.80%      .80%
income to average net assets

Portfolio turnover rate           18%        54%          78%          81%        124%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME  PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


INDUSTRIAL EQUIPMENT

Years ended February 28,         1999      1998      1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.91   $ 25.51   $ 25.11    $ 20.04    $ 20.61
period

Income from Investment
Operations

 Net investment income (loss)     (.04)     (.08)     .06        .04        .01
C

 Net realized and unrealized      .25       5.73      4.15       7.10       (.44)
gain (loss)

 Total from investment            .21       5.65      4.21       7.14       (.43)
operations

Less Distributions

 From net investment income       -         (.02)     (.04)      (.05)      (.01)

 From net realized gain           (.92)     (5.26)    (3.84)     (2.05)     (.16)

 Total distributions              (.92)     (5.28)    (3.88)     (2.10)     (.17)

Redemption fees added to paid     .03       .03       .07        .03        .03
in capital

Net asset value, end of period   $ 25.23   $ 25.91   $ 25.51    $ 25.11    $ 20.04

TOTAL RETURN A, B                 1.00%     25.76%    18.25%     36.86%     (1.93)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 31,573  $ 50,428  $ 102,882  $ 137,520  $ 109,968
(000 omitted)

Ratio of expenses to average      1.43%     1.67%     1.51%      1.54%      1.80%
net assets

Ratio of expenses to average      1.41% D   1.60% D   1.44% D    1.53% D    1.78% D
net assets after expense
reductions

Ratio of net investment           (.16)%    (.32)%    .25%       .19%       .06%
income (loss) to average net
assets

Portfolio turnover rate           84%       115%      261%       115%       131%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.

INDUSTRIAL MATERIALS

Years ended February 28,         1999       1998      1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.00    $ 27.66   $ 26.07   $ 23.13   $ 21.67
period

Income from Investment
Operations

 Net investment income (loss)     (.12)      (.11)     .06       .12       .17
C

 Net realized and unrealized      (4.60)     1.43      3.12      2.92      1.43
gain (loss)

 Total from investment            (4.72)     1.32      3.18      3.04      1.60
operations

Less Distributions

 From net investment income       -          (.03)     (.06)     (.15)     (.18)

 From net realized gain           -          (4.00)    (1.57)    -         -

 Total distributions              -          (4.03)    (1.63)    (.15)     (.18)

Redemption fees added to paid     .04        .05       .04       .05       .04
in capital

Net asset value, end of period   $ 20.32    $ 25.00   $ 27.66   $ 26.07   $ 23.13

TOTAL RETURN A, B                 (18.72)%   6.59%     12.69%    13.38%    7.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,162   $ 22,582  $ 66,462  $ 86,338  $ 183,454
(000 omitted)

Ratio of expenses to average      2.07%      1.98%     1.54%     1.64%     1.56%
net assets

Ratio of expenses to average      2.04% D    1.94% D   1.51% D   1.61% D   1.53% D
net assets after expense
reductions

Ratio of net investment           (.52)%     (.42)%    .23%      .49%      .77%
income (loss) to average net
assets

Portfolio turnover rate           82%        118%      105%      138%      139%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE .
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.

INSURANCE

Years ended February 28,         1999      1998       1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 42.10   $ 32.62    $ 26.77   $ 21.31   $ 19.41
period

Income from Investment
Operations

 Net investment income (loss)     (.04)     .01        .01       .06       .05
C

 Net realized and unrealized      4.01      12.93      7.21      6.15      1.78
gain (loss)

 Total from investment            3.97      12.94      7.22      6.21      1.83
operations

Less Distributions

 From net investment income       -         -          (.03)     (.07)     -

 From net realized gain           (3.98)    (3.54)     (1.45)    (.72)     -

 Total distributions              (3.98)    (3.54)     (1.48)    (.79)     -

Redemption fees added to paid     .05       .08        .11       .04       .07
in capital

Net asset value, end of period   $ 42.14   $ 42.10    $ 32.62   $ 26.77   $ 21.31

TOTAL RETURN A, B                 9.84%     42.81%     28.28%    29.51%    9.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 82,879  $ 125,151  $ 42,367  $ 38,994  $ 21,838
(000 omitted)

Ratio of expenses to average      1.33%     1.45%      1.82%     1.77%     2.36%
net assets

Ratio of expenses to average      1.31% D   1.43% D    1.77% D   1.74% D   2.34% D
net assets after expense
reductions

Ratio of net investment           (.10)%    .02%       .05%      .26%      .25%
income (loss) to average net
assets

Portfolio turnover rate           72%       157%       142%      164%      265%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


LEISURE

Years ended February 28,         1999       1998       1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 62.30    $ 47.83    $ 46.17   $ 40.71   $ 45.30
period

Income from Investment
Operations

 Net investment income (loss)     (.27)      (.25)      (.06) E   (.21)     (.21)
C

 Net realized and unrealized      22.78      21.10      4.47      10.97     (.48)
gain (loss)

 Total from investment            22.51      20.85      4.41      10.76     (.69)
operations

Less Distributions

 From net realized gain           (3.44)     (6.46)     (2.83)    (5.32)    (3.93)

Redemption fees added to paid     .07        .08        .08       .02       .03
in capital

Net asset value, end of period   $ 81.44    $ 62.30    $ 47.83   $ 46.17   $ 40.71

TOTAL RETURN A, B                 37.54%     47.29%     10.14%    27.61%    (1.07)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 346,139  $ 257,199  $ 98,133  $ 85,013  $ 69,569
(000 omitted)

Ratio of expenses to average      1.26%      1.44%      1.56%     1.64%     1.64%
net assets

Ratio of expenses to average      1.24% D    1.39% D    1.54% D   1.63% D   1.62% D
net assets after expense
reductions

Ratio of net investment           (.40)%     (.46)%     (.12)%    (.46)%    (.52)%
income (loss) to average net
assets

Portfolio turnover rate           107%       209%       127%      141%      103%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E INVESTMENT INCOME (LOSS)
PER SHARE REFLECTS A SPECIAL
DIVIDEND WHICH AMOUNTED TO
$.23 PER SHARE.
F FOR THE YEAR ENDED FEBRUARY
29.


MEDICAL DELIVERY

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.32    $ 28.29    $ 29.00    $ 23.18    $ 20.28
period

Income from Investment
Operations

 Net investment income (loss)     (.06) F    (.24)      (.23)      (.03)      .06
C

 Net realized and unrealized      (7.88)     5.45       2.92       7.72       3.74
gain (loss)

 Total from investment            (7.94)     5.21       2.69       7.69       3.80
operations

Less Distributions

 From net investment income       -          -          -          -          (.06)

 From net realized gain           (1.21)     (5.23)     (3.45)     (1.91)     (.89)

 In excess of net realized        (.13)      -          -          -          --
gain

 Total distributions              (1.34)     (5.23)     (3.45)     (1.91)     (.95)

Redemption fees added to paid     .04        .05        .05        .04        .05
in capital

Net asset value, end of period   $ 19.08    $ 28.32    $ 28.29    $ 29.00    $ 23.18

TOTAL RETURN A, B                 (29.47)%   21.97%     10.50%     34.15%     19.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 76,842   $ 155,542  $ 192,385  $ 295,489  $ 299,570
(000 omitted)

Ratio of expenses to average      1.40%      1.57%      1.57%      1.65%      1.48%
net assets

Ratio of expenses to average      1.37% d    1.53% d    1.53% d    1.62% d    1.45% d
net assets after expense
reductions

Ratio of net investment           (.25)%     (.88)%     (.84)%     (.13)%     .29%
income (loss) to average net
assets

Portfolio turnover rate           67%        109%       78%        132%       123%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.
F NET INVESTMENT INCOME
(LOSS) PER SHARE REFLECTS A
SPECIAL DIVIDEND FROM
VENCOR, INC., WHICH AMOUNTED
TO $.12 PER SHARE.


MEDICAL EQUIPMENT AND SYSTEMS
Year ended February 28,          1999 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)     (.11)
D

 Net realized and unrealized      2.18
gain (loss)

 Total from investment            2.07
operations

Redemption fees added to paid     .03
in capital

Net asset value, end of period   $ 12.10

TOTAL RETURN B, C                 21.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 28,594
(000 omitted)

Ratio of expenses to average      2.39% A
net assets

Ratio of expenses to average      2.38% A, E
net assets after expense
reductions

Ratio of net investment           (1.21)% A
income (loss) to average net
assets

Portfolio turnover rate           85% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE PERIOD APRIL 28,
1998 (COMMENCEMENT OF
OPERATIONS) TO FEBRUARY 28,
1999.

MULTIMEDIA

Years ended February 28,         1999       1998       1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 33.58    $ 24.91    $ 27.18   $ 22.35   $ 23.87
period

Income from Investment
Operations

 Net investment income (loss)     (.19)      (.17)      .35 D     .02       (.01)
C

 Net realized and unrealized      11.85      10.30      (1.58)    7.00      1.67
gain (loss)

 Total from investment            11.66      10.13      (1.23)    7.02      1.66
operations

Less Distributions

 From net investment income       -          -          -         (.02)     -

 From net realized gain           (2.19)     (1.52)     (1.07)    (2.19)    (3.21)

 Total distributions              (2.19)     (1.52)     (1.07)    (2.21)    (3.21)

Redemption fees added to paid     .08        .06        .03       .02       .03
in capital

Net asset value, end of period   $ 43.13    $ 33.58    $ 24.91   $ 27.18   $ 22.35

TOTAL RETURN A, B                 36.68%     42.42%     (4.52)%   31.98%    9.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 159,730  $ 115,485  $ 54,171  $ 94,970  $ 38,157
(000 omitted)

Ratio of expenses to average      1.35%      1.75%      1.60%     1.56%     2.05%
net assets

Ratio of expenses to average      1.33% E    1.71% E    1.56% E   1.54% E   2.03% E
net assets after expense
reductions

Ratio of net investment           (.52)%     (.59)%     1.33%     .08%      (.07)%
income (loss) to average net
assets

Portfolio turnover rate           109%       219%       99%       223%      107%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE .
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.49 PER
SHARE.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.


NATURAL GAS

Years ended February 28,         1999       1998      1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.22    $ 12.50   $ 11.36   $ 8.98    $ 9.48
period

Income from Investment
Operations

 Net investment income (loss)     .12 E      (.05)     (.06)     .05       .03
C

 Net realized and unrealized      (2.68)     1.06      1.30      2.36      (.53)
gain (loss)

 Total from investment            (2.56)     1.01      1.24      2.41      (.50)
operations

Less Distributions

 From net investment income       (.10)      -         (.01)     (.05)     (.02)

 From net realized gain           -          (.30)     (.29)     -         -

 In excess of net realized        -          (.03)     -         -         -
gain

 Total distributions              (.10)      (.33)     (.30)     (.05)     (.02)

Redemption fees added to paid     .03        .04       .20       .02       .02
in capital

Net asset value, end of period   $ 10.59    $ 13.22   $ 12.50   $ 11.36   $ 8.98

TOTAL RETURN  A, B                (19.17)%   8.74%     12.45%    27.10%    (5.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 36,828   $ 59,866  $ 81,566  $ 60,228  $ 79,894
(000 omitted)

Ratio of expenses to average      1.57%      1.82%     1.70%     1.68%     1.70%
net assets

Ratio of expenses to average      1.52% D    1.78% D   1.66% D   1.67% D   1.66% D
net assets after expense
reductions

Ratio of net investment           .93%       (.37)%    (.46)%    .46%      .30%
income (loss) to average net
assets

Portfolio turnover rate           107%       118%      283%      79%       177%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E NET INVESTMENT INCOME PER
SHARE REFLECTS A SPECIAL
DIVIDEND FROM TRANSCANADA
PIPELINES LTD. WHICH
AMOUNTED TO $.10 PER SHARE.
F FOR THE YEAR ENDED FEBRUARY
29.


NATURAL RESOURCES
Years ended February 28,         1999       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.46    $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)     (.05)      (.09)
d

 Net realized and unrealized      (2.54)     .76
gain (loss)

 Total from investment            (2.59)     .67
operations

Less Distributions

 From net realized gain           -          (.26)

Redemption fees added to paid     .02        .05
in capital

Net asset value, end of period   $ 7.89     $ 10.46

TOTAL RETURN B, C                 (24.57)%   7.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,134    $ 7,520
(000 omitted)

Ratio of expenses to average      2.50% F    2.50% A, F
net assets

Ratio of expenses to average      2.47% G    2.48% A, G
net assets after expense
reductions

Ratio of net investment           (.54)%     (.86)% A
income (loss) to average net
assets

Portfolio turnover rate           155%       165% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF
OPERATIONS) TO FEBRUARY 28,
1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.

PAPER AND FOREST PRODUCTS

Years ended February 28,         1999       1998      1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 22.66    $ 21.63   $ 20.78   $ 21.14   $ 19.61
period

Income from Investment
Operations

 Net investment income (loss)     (.03)      (.12)     .01       .08       .01
C

 Net realized and unrealized      (3.87)     3.13      2.08      1.83      2.53
gain (loss)

 Total from investment            (3.90)     3.01      2.09      1.91      2.54
operations

Less Distributions

 From net investment income       -          -         (.03)     (.08)     -

 In excess of net investment      -          (.04)     (.07)     -         -
income

 From net realized gain           --         (2.07)    (1.25)    (2.27)    (1.17)

 In excess of net realized        (.44)      --        --        --        --
gain

 Total distributions              (.44)      (2.11)    (1.35)    (2.35)    (1.17)

Redemption fees added to paid     .13        .13       .11       .08       .16
in capital

Net asset value, end of period   $ 18.45    $ 22.66   $ 21.63   $ 20.78   $ 21.14

TOTAL RETURN A, B                 (17.01)%   15.53%    10.87%    9.18%     14.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,247   $ 31,384  $ 19,484  $ 27,270  $ 94,219
(000 omitted)

Ratio of expenses to average      2.30%      2.18%     2.19%     1.91%     1.88%
net assets

Ratio of expenses to average      2.21% D    2.15% D   2.16% D   1.90% D   1.87% D
net assets after expense
reductions

Ratio of net investment           (.13)%     (.50)%    .04%      .34%      .05%
income (loss) to average net
assets

Portfolio turnover rate           338%       235%      180%      78%       209%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.

PRECIOUS METALS AND MINERALS

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.28    $ 19.60    $ 20.96    $ 15.27    $ 16.62
period

Income from Investment
Operations

 Net investment income (loss)     (.01)      (.04)      (.01)      .07        .17
C

 Net realized and unrealized      (1.27)     (9.42)     (1.42)     5.54       (1.42)
gain (loss)

 Total from investment            (1.28)     (9.46)     (1.43)     5.61       (1.25)
operations

Less Distributions

 From net investment income       -          -          (.04)      (.06)      (.18)

 In excess of net investment      -          -          (.01)      -          (.05)
income

 Total distributions              -          -          (.05)      (.06)      (.23)

Redemption fees added to paid     .16        .14        .12        .14        .13
in capital

Net asset value, end of period   $ 9.16     $ 10.28    $ 19.60    $ 20.96    $ 15.27

TOTAL RETURN A, B                 (10.89)%   (47.55)%   (6.26)%    37.74%     (6.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 123,439  $ 165,960  $ 325,586  $ 467,196  $ 364,204
(000 omitted)

Ratio of expenses to average      1.78%      1.82%      1.62%      1.52%      1.46%
net assets

Ratio of expenses to average      1.74% D    1.76% D    1.61% D    1.52%      1.46%
net assets after expense
reductions

Ratio of net investment           (.09)%     (.26)%     (.05)%     .39%       .99%
income (loss) to average net
assets

Portfolio turnover rate           53%        84%        54%        53%        43%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


REGIONAL BANKS

Years ended February 28,         1999       1998         1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 43.18    $ 32.82      $ 24.37    $ 18.01    $ 17.99
period

Income from Investment
Operations

 Net investment income C          .39        .40          .37        .52        .37

 Net realized and unrealized      .91        11.41        9.70       6.78       .87
gain (loss)

 Total from investment            1.30       11.81        10.07      7.30       1.24
operations

Less Distributions

 From net investment income       (.28)      (.28)        (.27)      (.25)      (.29)

 From net realized gain           (2.66)     (1.23)       (1.40)     (.72)      (.98)

 Total distributions              (2.94)     (1.51)       (1.67)     (.97)      (1.27)

Redemption fees added to paid     .03        .06          .05        .03        .05
in capital

Net asset value, end of period   $ 41.57    $ 43.18      $ 32.82    $ 24.37    $ 18.01

TOTAL RETURN A, B                 3.10%      36.64%       43.33%     40.94%     7.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 925,829  $ 1,338,896  $ 837,952  $ 315,178  $ 164,603
(000 omitted)

Ratio of expenses to average      1.17%      1.25%        1.46%      1.41%      1.58%
net assets

Ratio of expenses to average      1.16% D    1.24% D      1.45% D    1.40% D    1.56% D
net assets after expense
reductions

Ratio of net investment           .91%       1.07%        1.36%      2.42%      1.99%
income to average net assets

Portfolio turnover rate           22%        25%          43%        103%       106%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME  PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


RETAILING

Years ended February 28,         1999       1998       1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 50.04    $ 33.25    $ 27.87   $ 23.91   $ 24.91
period

Income from Investment
Operations

 Net investment income (loss)     (.28)      (.27)      (.13)     (.14)     (.18)
C

 Net realized and unrealized      18.27      17.14      5.49      4.07      (.96)
gain (loss)

 Total from investment            17.99      16.87      5.36      3.93      (1.14)
operations

Less Distributions

 From net realized gain           (.39)      (.51)      (.08)     -         -

 In excess of net realized        (.30)      --         --        -         -
gain

 Total distributions              (.69)      (.51)      (.08)     -         -

Redemption fees added to paid     .16        .43        .10       .03       .14
in capital

Net asset value, end of period   $ 67.50    $ 50.04    $ 33.25   $ 27.87   $ 23.91

TOTAL RETURN A, B                 36.66%     52.61%     19.59%    16.56%    (4.01)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 337,513  $ 192,861  $ 59,348  $ 44,051  $ 31,090
(000 omitted)

Ratio of expenses to average      1.25%      1.63%      1.45%     1.94%     2.07%
net assets

Ratio of expenses to average      1.22% D    1.55% D    1.39% D   1.92% D   1.96% D
net assets after expense
reductions

Ratio of net investment           (.50)%     (.67)%     (.39)%    (.53)%    (.74)%
income (loss) to average net
assets

Portfolio turnover rate           165%       308%       278%      235%      481%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.

SOFTWARE AND COMPUTER SERVICES

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 44.26    $ 38.58    $ 36.20    $ 29.07    $ 28.89
period

Income from Investment
Operations

 Net investment income (loss)     (.39)      (.33)      (.25)      (.19)      (.26)
C

 Net realized and unrealized      14.46      12.57      5.87       11.85      .67
gain (loss)

 Total from investment            14.07      12.24      5.62       11.66      .41
operations

Less Distributions

 From net realized gain           (1.32)     (6.61)     (3.31)     (4.60)     (.33)

Redemption fees added to paid     .08        .05        .07        .07        .10
in capital

Net asset value, end of period   $ 57.09    $ 44.26    $ 38.58    $ 36.20    $ 29.07

TOTAL RETURN A, B                 32.57%     35.50%     16.14%     40.17%     1.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 690,852  $ 503,367  $ 389,699  $ 337,633  $ 236,445
(000 omitted)

Ratio of expenses to average      1.28%      1.44%      1.54%      1.48%      1.52%
net assets

Ratio of expenses to average      1.27% D    1.42% D    1.51% D    1.47% D    1.50% D
net assets after expense
reductions

Ratio of net investment           (.82)%     (.81)%     (.66)%     (.54)%     (1.01)%
income (loss) to average net
assets

Portfolio turnover rate           72%        145%       279%       183%       164%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


TECHNOLOGY

Years ended February 28,         1999         1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 53.13      $ 57.70    $ 54.67    $ 42.05    $ 41.83
period

Income from Investment
Operations

 Net investment income (loss)     (.34)        (.25)      (.39)      (.28)      (.39)
C

 Net realized and unrealized      29.79        11.29      6.95       20.83      1.95
gain (loss)

 Total from investment            29.45        11.04      6.56       20.55      1.56
operations

Less Distributions

 From net realized gain           -            (12.39)    (3.68)     (8.05)     (1.50)

 In excess of net realized        -            (3.30)     -          -          -
gain

 Total distributions              -            (15.69)    (3.68)     (8.05)     (1.50)

Redemption fees added to paid     .12          .08        .15        .12        .16
in capital

Net asset value, end of period   $ 82.70      $ 53.13    $ 57.70    $ 54.67    $ 42.05

TOTAL RETURN A, B                 55.66%       24.92%     12.64%     50.71%     4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,367,148  $ 691,924  $ 478,444  $ 483,026  $ 229,761
(000 omitted)

Ratio of expenses to average      1.24%        1.38%      1.49%      1.40%      1.57%
net assets

Ratio of expenses to average      1.20% D      1.30% D    1.44% D    1.39% D    1.56% D
net assets after expense
reductions

Ratio of net investment           (.54)%       (.45)%     (.72)%     (.52)%     (.98)%
income (loss) to average net
assets

Portfolio turnover rate           339%         556%       549%       112%       102%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE .
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


TELECOMMUNICATIONS

Years ended February 28,         1999       1998       1997       1996 F     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 53.37    $ 41.80    $ 44.87    $ 38.34    $ 37.10
period

Income from Investment
Operations

 Net investment income (loss)     (.06)      (.25)      .12 D      .51        .29
C

 Net realized and unrealized      11.43      18.20      2.92       9.15       2.54
gain (loss)

 Total from investment            11.37      17.95      3.04       9.66       2.83
operations

Less Distributions

 From net investment income       -          -          (.16)      (.39)      (.33)

 From net realized gain           (2.96)     (6.44)     (5.98)     (2.75)     (1.27)

 Total distributions              (2.96)     (6.44)     (6.14)     (3.14)     (1.60)

Redemption fees added to paid     .07        .06        .03        .01        .01
in capital

Net asset value, end of period   $ 61.85    $ 53.37    $ 41.80    $ 44.87    $ 38.34

TOTAL RETURN A, B                 22.21%     46.52%     7.85%      25.79%     7.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 824,175  $ 643,449  $ 388,535  $ 468,300  $ 369,476
(000 omitted)

Ratio of expenses to average      1.27%      1.51%      1.51%      1.52%      1.56%
net assets

Ratio of expenses to average      1.25% E    1.48% E    1.47% E    1.52%      1.55% E
net assets after expense
reductions

Ratio of net investment           (.11)%     (.53)%     .27%       1.17%      .77%
income (loss) to average net
assets

Portfolio turnover rate           150%       157%       175%       89%        107%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.07 PER
SHARE.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.


TRANSPORTATION

Years ended February 28,         1999      1998      1997      1996 G    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.34   $ 22.23   $ 21.92   $ 20.53   $ 21.67
period

Income from Investment
Operations

 Net investment income (loss)     (.18)     (.02)     (.13)     (.09) D   (.17)
C

 Net realized and unrealized      (.58)     8.85      1.06      2.60      1.17
gain (loss)

 Total from investment            (.76)     8.83      .93       2.51      1.00
operations

Less Distributions

 From net realized gain           (2.64)    (2.80)    (.71)     (1.22)    (2.19)

Redemption fees added to paid     .10       .08       .09       .10       .05
in capital

Net asset value, end of period   $ 25.04   $ 28.34   $ 22.23   $ 21.92   $ 20.53

TOTAL RETURN A, B                 (1.73)%   41.15%    4.67%     12.95%    5.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,855  $ 64,282  $ 8,890   $ 11,445  $ 12,704
(000 omitted)

Ratio of expenses to average      1.96%     1.58%     2.50% E   2.47% E   2.37%
net assets

Ratio of expenses to average      1.90% F   1.54% F   2.48% F   2.44% F   2.36% F
net assets after expense
reductions

Ratio of net investment           (.68)%    (.06)%    (.58)%    (.43)%    (.83)%
income (loss) to average net
assets

Portfolio turnover rate           182%      210%      148%      175%      178%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.05 PER
SHARE.
E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE
LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
G FOR THE YEAR ENDED FEBRUARY
29.


UTILITIES GROWTH

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 53.50    $ 45.97    $ 43.03    $ 34.88    $ 36.61
period

Income from Investment
Operations

 Net investment income C          .44        .54        .73        1.10       1.13

 Net realized and unrealized      15.77      14.83      6.41       7.86       (1.17)
gain (loss)

 Total from investment            16.21      15.37      7.14       8.96       (.04)
operations

Less Distributions

 From net investment income       (.25)      (.58)      (.70)      (.84)      (1.05)

 From net realized gain           (7.93)     (7.30)     (3.54)     -          (.67)

 Total distributions              (8.18)     (7.88)     (4.24)     (.84)      (1.72)

Redemption fees added to paid     .05        .04        .04        .03        .03
in capital

Net asset value, end of period   $ 61.58    $ 53.50    $ 45.97    $ 43.03    $ 34.88

TOTAL RETURN A, B                 32.17%     36.20%     18.13%     25.82%     .21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 507,841  $ 401,927  $ 256,844  $ 266,768  $ 237,635
(000 omitted)

Ratio of expenses to average      1.18%      1.33%      1.47%      1.39%      1.43%
net assets

Ratio of expenses to average      1.16% D    1.30% D    1.46% D    1.38% D    1.42% D
net assets after expense
reductions

Ratio of net investment           .77%       1.11%      1.73%      2.76%      3.24%
income to average net assets

Portfolio turnover rate           113%       78%        31%        65%        24%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE .
C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


MONEY MARKET

Years ended February 28,         1999         1998       1997       1996C      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment            .050         .051       .049       .054       .042
Operations  Net interest
income

Less Distributions

 From net interest income         (.050)       (.051)     (.049)     (.054)     (.042)

Net asset value, end of period   $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                    5.08%        5.26%      5.02%      5.56%      4.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,126,174  $ 584,919  $ 848,168  $ 610,821  $ 573,144
(000 omitted)

Ratio of expenses to average      .50%         .56%       .56%       .59%       .65%
net assets

Ratio of expenses to average      .49% B       .56%       .56%       .59%       .65%
net assets after expense
reductions

Ratio of net interest income      5.03%        5.13%      4.92%      5.39%      4.19%
to average net assets


A  TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
B FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
C FOR THE YEAR ENDED FEBRUARY
29.








You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-3114

Select Portfolios, Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity Investments, TouchTone Xpress, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed
Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.701898.101 SEL-pro-0499

SUPPLEMENT TO THE FIDELITY SELECT
PORTFOLIOS(registered trademark) APRIL 29, 1999 PROSPECTUS

Effective the close of business on December 20, 1999, shares of Select Precious Metals and Minerals Portfolio will no longer be available for purchase except through the reinvestment of dividends and other distributions by shareholders of the fund on December 20, 1999.

PROPOSED REORGANIZATION. The Board of Trustees of Fidelity Select
Portfolios has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Select Precious Metals and
Minerals Portfolio and Select Gold Portfolio.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Select Precious Metals and Minerals Portfolio solely in exchange for the number of shares of Select Gold Portfolio equal in value to the relative net asset value of the outstanding shares of Select Precious Metals and Minerals Portfolio. Following such exchange, Select Precious Metals and Minerals Portfolio will distribute the Select Gold Portfolio shares to its shareholders pro rata, in liquidation of Select Precious Metals and Minerals Portfolio as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization"). The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Select Precious Metals and Minerals Portfolio will be held on February 16, 2000, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Select Precious Metals and Minerals Portfolio will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Select Gold Portfolio.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about February 29, 2000. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In the event Select Precious Metals and Minerals Portfolio shareholders fail to approve the Agreement, Select Precious Metals and Minerals Portfolio will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of Select Precious Metals and Minerals Portfolio.

REGIONAL BANKS PORTFOLIO HAS CHANGED ITS NAME TO "BANKING PORTFOLIO." References in the Prospectus to "Regional Banks Portfolio" are each hereby replaced by "Banking Portfolio" and references to "Regional Banks" are each hereby replaced by "Banking."

The following information replaces similar information for "Banking Portfolio" found in the "Fund Summary" section on page P-15:

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   The following information replaces similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page P-31:

   The returns in the following table include the effect of each fund's 3.00% maximum applicable front-end sales charge and each stock fund's $7.50 redemption fee (trading fee).

The following information replaces the second paragraph for "Environmental Services Portfolio" found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page P-46:

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture or distribution of products, processes, or services related to waste management or pollution control. These companies may include, for example, companies involved in the transportation, treatment, or disposal of hazardous or other wastes; transforming waste into energy; recycling; and remedial projects such as groundwater and underground storage tank decontamination, asbestos cleanup, and emergency cleanup response. They may also include companies involved in the detection, analysis, evaluation, and treatment of both existing and potential environmental problems such as contaminated water, air pollution, and acid rain; companies that provide sanitation or filtration equipment or services; companies involved in the reduction of hazardous emissions or other pollution reduction or prevention efforts; and companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.

The following information replaces the second paragraph for "Banking Portfolio" found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page P-52:

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. These companies may include, for example, state chartered banks, savings and loan institutions, banks that are members of the Federal Reserve System, and U.S. institutions whose deposits are not insured by the federal government. In addition, these companies may offer merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section beginning on page P-69:

Ramin Arani is an analyst and manager of Health Care, which he has managed since August 1999. He also manages other Fidelity funds. Mr. Arani joined Fidelity as a research associate in 1992.

Steven Calhoun is manager of Retailing, which he has managed since August 1999. Mr. Calhoun joined Fidelity as a research analyst in 1994.

Matthew Fruhan is manager of Food and Agriculture, which he has managed since November 1999. Mr. Fruhan joined Fidelity in 1995 and became an equity analyst in 1999 after receiving his MBA from Harvard Business School in 1999.

Ian Gutterman is manager of Environmental Services, which he has managed since November 1999. Mr. Gutterman joined Fidelity as an equity analyst in 1999 after receiving his MBA from the University of Chicago.

Douglas Nigen is manager of Automotive, which he has managed since September 1999. Mr. Nigen joined Fidelity as a research analyst in 1997 after receiving his MBA from the University of Chicago.

Scott Offen is manager of Energy and Natural Resources, both of which he has managed since September 1999. He also manages another Fidelity fund. Since joining Fidelity in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

Shep Perkins is an analyst and manager of Medical Delivery, which he has managed since August 1999. Mr. Perkins joined Fidelity as an equity research associate in 1997.

John Porter is manager of Consumer Industries, which he has managed since September 1999. He also manages another Fidelity fund. Mr.
Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

John Roth is manager of Utilities Growth, which he has managed since November 1999. Mr. Roth joined Fidelity as an equity analyst in 1999 after receiving his MBA from MIT Sloan School of Management in 1999.

Dylan Yolles is manager of Software and Computer Services, which he has managed since September 1999. Mr. Yolles joined Fidelity in 1997 as an equity analyst, after receiving a bachelor of arts degree in 1991 and an MBA in 1997, both from Stanford University.

Jonathan Zang is manager of Chemicals, which he has managed since
September 1999. Mr. Zang joined Fidelity in 1997 as an equity analyst, after receiving his MBA from the University of Chicago in 1997.
Previously, he was an investment officer with Hawaiian Trust Company, in Honolulu, from 1992 to 1995.

Christian Zann is an analyst and manager of Natural Gas, which he has managed since August 1999. Mr. Zann joined Fidelity as an equity research associate in 1996.

The following information replaces the fourth paragraph found under the heading "Fund Distribution" in the "Fund Services" section on page P-71:

Each stock fund's sales charge may be reduced if you buy directly through Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. Purchases made with assistance or intervention from a financial intermediary are not eligible for a sales charge reduction.